UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds
SM
BlackRock Advantage ESG Emerging Markets Equity Fund
BlackRock Advantage ESG International Equity Fund
BlackRock Global Impact Fund
BlackRock International Impact Fund
BlackRock Tactical Opportunities Portfolio
BlackRock U.S. Impact Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds
SM
, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2021

Date of reporting period: 10/31/2020

Item 1 – Report to Stockholders

October 31, 2020
Not FDIC Insured - May Lose Value - No Bank Guarantee
2020 Semi-Annual Report
(Unaudited)
BlackRock Funds
SM
BlackRock Advantage ESG Emerging Markets Equity Fund
BlackRock Advantage ESG International Equity Fund
BlackRock Global Impact Fund
BlackRock International Impact Fund
BlackRock Tactical Opportunities Fund
BlackRock U.S. Impact Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each
Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call
(800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC,
BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Dear Shareholder,
The 12-month reporting period as of October 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered solid returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.
After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which declined marginally during the reporting period. International equities from developed economies declined, significantly lagging emerging market stocks, which rebounded sharply.
During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low.
In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.
The Fed took an accommodative monetary stance in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.
Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.
Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring emerging market stocks and tilting toward the quality factor for its resilience.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of October 31, 2020
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
13.29% 9.71%
U.S. small cap equities
(Russell 2000
®
Index)
18.13 (0.14)
International equities
(MSCI Europe, Australasia,
Far East Index)
8.57 (6.86)
Emerging market equities
(MSCI Emerging Markets
Index)
20.96 8.25
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.06 0.92
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(1.63) 8.92
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
1.27 6.19
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
4.87 3.55
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
10.73 3.42
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi Annual Report:

Financial Statements:

Fund Summary
as of October 31, 2020
2020
BlackRock Semi-Annual Report to Shareholders

BlackRock Advantage ESG Emerging Markets Equity Fund
Investment Objective
BlackRock Advantage ESG Emerging Markets Equity Fund’s (the “Fund”) investment objective is to seek to provide long-term capital appreciation.
Expense Example
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
(08/18/20 )
(b)
Ending
Account Value
(10/31/20)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(08/18/20 )
(b)
Ending
Account Value
(10/31/20)
Expenses
Paid During
the Period
(c)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,010.00 $ 1.75 $ 1,000.00 $ 1,020.87 $ 4.38 0.86%
Investor A ................................ 1,000.00 1,009.00 2.26 1,000.00 1,019.61 5.65 1.11
Class K .................................. 1,000.00 1,010.00 1.65 1,000.00 1,021.12 4.13 0.81
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent six months divided by 365.
(b)
Commencement of operations.
(c)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 74/365 (to reflect the period since inception date of August 18, 2020 to October 31, 2020).
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
China ............................................ 41%
Taiwan ........................................... 14
South Korea ....................................... 11
Brazil ............................................ 5
South Africa ....................................... 4
Malaysia ......................................... 4
Russia ........................................... 2
Thailand .......................................... 2
Indonesia ......................................... 1
Other
(a)
........................................... 4
Investment Companies ................................ 2
Short-Term Securities ................................. 8
Other Assets Less Liabilities ............................ 2
(a)
Includes holdings within countries that are 1% or less of net assets. Please refer to
Schedule of Investments for such countries.

Fund Summary
as of October 31, 2020

Fund Summary
BlackRock Advantage ESG International Equity Fund
Investment Objective
BlackRock Advantage ESG International Equity Fund’s (the “Fund”) investment objective is to seek to provide long-term capital appreciation.
Expense Example
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
(08/18/20)
(b)
Ending
Account Value
(10/31/20)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(08/18/20)
(b)
Ending
Account Value
(10/31/20)
Expenses
Paid During
the Period
(c)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 943.00 $ 0.98 $ 1,000.00 $ 1,022.68 $ 2.55 0.50%
Investor A ................................ 1,000.00 942.00 1.48 1,000.00 1,021.42 3.82 0.75
Class K .................................. 1,000.00 943.00 0.89 1,000.00 1,022.94 2.29 0.45
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent six months divided by 365.
(b)
Commencement of operations.
(c)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 74/ 365 (to reflect the period since inception date of August 18, 2020 to October 31, 2020).
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
Japan ........................................... 25%
France ........................................... 11
United Kingdom ..................................... 11
Switzerland ........................................ 9
Germany ......................................... 8
Australia .......................................... 6
Netherlands ....................................... 5
Sweden .......................................... 4
Denmark ......................................... 3
Hong Kong ........................................ 2
Spain ............................................ 2
Italy ............................................. 2
Finland .......................................... 1
China ............................................ 1
Norway .......................................... 1
Other
(a)
........................................... 5
Short-Term Securities ................................. 2
Other Assets Less Liabilities ............................ 2
(a)
Includes holdings within countries that are 1% or less of net assets. Please refer to
Schedule of Investments for such countries.

Fund Summary
as of October 31, 2020
2020
BlackRock Semi-Annual Report to Shareholders

BlackRock Global Impact Fund
Investment Objective
BlackRock Global Impact Fund’s (the “Fund”) investment objective is to seek total return.
Expense Example
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
(05/27/20)
(b)
Ending
Account Value
(10/31/20)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(05/27/20)
(b)
Ending
Account Value
(10/31/20)
Expenses
Paid During
the Period
(c)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,247.00 $ 4.01 $ 1,000.00 $ 1,021.02 $ 4.23 0.83%
Investor A ................................ 1,000.00 1,246.00 5.31 1,000.00 1,019.66 5.60 1.10
Class K .................................. 1,000.00 1,248.00 3.63 1,000.00 1,021.42 3.82 0.75
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent six months divided by 365.
(b)
Commencement of operations.
(c)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 1 57/365 (to reflect the period since inception date of May 27, 2020 to October 31, 2020).
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
United States ...................................... 49%
China ............................................ 8
Kenya ........................................... 4
Netherlands ....................................... 4
Japan ........................................... 4
Indonesia ......................................... 3
France ........................................... 3
Canada .......................................... 3
Denmark ......................................... 3
Colombia ......................................... 2
Australia .......................................... 2
Germany ......................................... 2
Cayman Islands ..................................... 2
Argentina ......................................... 2
United Kingdom ..................................... 2
Brazil ............................................ 2
Switzerland ........................................ 1
Spain ............................................ 1
South Korea ....................................... 1
Short-Term Securities ................................. 7
Liabilities in Excess of Other Assets ....................... (5)

Fund Summary
as of October 31, 2020

Fund Summary
BlackRock International Impact Fund
Investment Objective
BlackRock International Impact Fund’s (the “Fund”) investment objective is to seek total return.
Expense Example
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
(06/30/20)
(b)
Ending
Account Value
(10/31/20)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(06/30/20)
(b)
Ending
Account Value
(10/31/20)
Expenses
Paid During
the Period
(c)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,122.00 $ 3.04 $ 1,000.00 $ 1,020.92 $ 4.33 0.85%
Investor A ................................ 1,000.00 1,121.00 3.90 1,000.00 1,019.71 5.55 1.09
Class K .................................. 1,000.00 1,123.00 2.68 1,000.00 1,021.42 3.82 0.75
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent six months divided by 365.
(b)
Commencement of operations.
(c)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 123/365 (to reflect the period since inception date of June 30, 2020 to October 31, 2020).
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
China ............................................ 15%
United States ...................................... 10
Netherlands ....................................... 8
Japan ........................................... 7
Canada .......................................... 6
Kenya ........................................... 6
Brazil ............................................ 6
Denmark ......................................... 5
France ........................................... 5
Indonesia ......................................... 5
United Kingdom ..................................... 4
Argentina ......................................... 3
South Korea ....................................... 3
Australia .......................................... 3
Colombia ......................................... 3
Germany ......................................... 3
Switzerland ........................................ 3
Spain ............................................ 2
Cayman Islands ..................................... 2
Norway .......................................... 1
Short-Term Securities ................................. 1
Liabilities in Excess of Other Assets ....................... (1)

Fund Summary
as of October 31, 2020
2020
BlackRock Semi-Annual Report to Shareholders

BlackRock Tactical Opportunities Fund
Investment Objective
BlackRock Tactical Opportunities Fund’s (the “Fund”) investment objective is to seek total return.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended October 31, 2020, the Fund underperformed its reference benchmark (75% Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index/25%
MSCI All Country World Income Index (“ACWI”)). For the same period, the Fund outperformed its cash benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index.
What factors influenced performance?
Underweight positions in German and Taiwanese equities detracted from Fund performance during the summer. A short position in Swedish equities versus U.K. equities also detracted later in the period.
Conversely, long positions in emerging market bonds, particularly South Africa and Mexico, were key contributors early in the period. In the developed markets, short positions in the Eurozone versus Canada and Australia also boosted returns. In terms of thematic macro views, long positions in global equities contributed, as did a short in the U.S. dollar against a basket of international currencies. An overweight in Australian bonds versus other developed markets further helped Fund results.
The investment adviser used derivatives as an efficient means to take active views on interest rates, equity indices and currencies. The derivatives used included equity index and sovereign bond futures, total return swaps, interest rate swaps and currency forward contracts. The use of derivatives instead of physical instruments had a negative impact on the Fund’s performance. The Fund held an allocation to cash as collateral for derivative positions and as a means of earning a modest yield. The cash position did not have any material impact on performance.
Describe recent portfolio activity.
The Fund began the period positioned with a net long in equities and a net short in bonds, based on the belief that the gradual resumption of activity following the initial
COVID-19 outbreak represented a strong tailwind for global equities. In addition, the investment adviser believed massive monetary and fiscal stimulus across the world would further support stocks but keep bond yields at extreme lows. The Fund maintained this positioning through the end of October 2020.
The regional composition of the Fund’s exposures did change, however. In bonds, the Fund began the period with a long position in Australia versus other developed market peers due to the country’s relatively weaker growth data. At the same time, the European Central Bank focused its policy action on compressing yield spreads in the region’s peripheral countries rather than striving to reduce core German yields, making it an attractive short pairing versus Australia. The Fund gradually reduced the size of this position over the final weeks of the period.
Early in the period, the Fund initiated an overweight stance in peripheral European equities against a basket of developed-market stocks that included the United States. This move was based on the relative value among these areas. The Fund later moved to a short position in U.S. bonds in its thematic strategy on the view that reaccelerating growth and inflationary pressures would be a headwind for the asset class. In equities, the Fund sought specific opportunities in Europe, with a preference for France, the
Netherlands, the United Kingdom, Spain and Italy over Germany and Sweden.
In currencies, the Fund maintained a short position in the U.S. dollar position against a basket of foreign currencies throughout the period.
Describe portfolio positioning at period end.
The Fund ended the period net long in equities and net short in bonds based on the combination of a gradual economic recovery and continued monetary and fiscal stimulus across the world.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of October 31, 2020 (continued)

Fund Summary
BlackRock Tactical Opportunities Fund
Performance Summary for the Period Ended October 31, 2020
Expense Example
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
6-Month
Total Returns
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional .............................................. 2.43% 3.25% N/A 3.27% N/A 4.41% N/A
Service ................................................ 2.29 3.00 N/A 3.00 N/A 4.11 N/A
Investor A ............................................... 2.22 3.01 (2.40)% 2.95 1.85% 4.09 3.53%
Investor C ............................................... 1.83 2.22 1.22 2.24 2.24 3.37 3.37
Class K ................................................ 2.43 3.39 N/A 3.29 N/A 4.27 N/A
Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index
(c)
............ 0.17 3.25 N/A 1.83 N/A 1.26 N/A
ICE BofA 3- Month U.S. Treasury Bill Index
(d)
...................... 0.06 0.92 N/A 1.20 N/A 0.64 N/A
75% Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index/25% MSCI
ACWI
(e)
.............................................. 3.47 4.20 N/A 3.58 N/A 3.07 N/A
MSCI ACWI
(f)
............................................ 13.61 4.89 N/A 8.11 N/A 7.90 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 1 2 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund uses an asset allocation strategy, investing varying percentages of its portfolio in three major categories: stocks, bonds and money market instruments. The Fund’s total returns from
May 15, 2012 through January 28, 2016 are the returns of the Fund when it followed a different investment strategy by investing a significant portion of its assets in other investment companies and directly in securities under the name BlackRock Managed Volatility Portfolio. The Fund’s total returns prior to May 15, 2012 are the returns of the Fund when it followed different investment strategies under the name BlackRock Asset Allocation Portfolio.
(c)
A sub-index of the Bloomberg Barclays U.S. Treasury Index, which measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury and includes a maturity constraint of at least one year and up to, but not including, three years until final maturity.
(d)
An unmanaged index that tracks 3-month U.S. Treasury securities.
(e)
A customized weighted index comprised of 75% Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index and 25% MSCI ACWI.
(f)
A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 49 country indexes comprising of 23 developed and 26 emerging market country indexes.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Actual Hypothetical
(a)
Beginning
Account Value
(05/01/20)
Ending
Account Value
(10/31/20)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(05/01/20)
Ending
Account Value
(10/31/20)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,024.30 $ 4.18 $ 1,000.00 $ 1,021.07 $ 4.18 0.82%
Service .................................. 1,000.00 1,022.90 5.46 1,000.00 1,019.81 5.45 1.07
Investor A ................................ 1,000.00 1,022.20 5.15 1,000.00 1,020.11 5.14 1.01
Investor C ................................ 1,000.00 1,018.30 9.11 1,000.00 1,016.18 9.10 1.79
Class K .................................. 1,000.00 1,024.30 3.47 1,000.00 1,021.78 3.47 0.68
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

Fund Summary
as of October 31, 2020 (continued)
2020
BlackRock Semi-Annual Report to Shareholders

BlackRock Tactical Opportunities Fund
Portfolio Information
TEN LARGEST HOLDINGS
Security
(a)
Percent of
Net Assets
U.S. Treasury Notes, 1.63%, 08/31/22 .................... 9%
U.S. Treasury Notes, 1.50%, 09/15/22 .................... 9
Apple, Inc. ...................................... 3
U.S. Treasury Notes, 2.75%, 08/15/21 .................... 3
Microsoft Corp. ................................... 2
Amazon.com, Inc. ................................. 2
Facebook, Inc., Class A ............................. 1
Alphabet, Inc., Class C .............................. 1
Alphabet, Inc., Class A .............................. 1
Procter & Gamble Co. (The) .......................... 1
(a)
Excludes short-term investments.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Common Stocks .................................... 53%
U.S. Treasury Obligations .............................. 20
Preferred Stocks .................................... —
(a)
Rights ........................................... —
(a)
Warrants ......................................... —
(a)
Other Interests ..................................... —
(a)
Asset-Backed Securities ............................... —
(a)
Short-Term Securities ................................ 10
Other Assets Less Liabilities ............................ 17
(a)
Represents less than 1% of the Fund's net assets.

Fund Summary
as of October 31, 2020

Fund Summary
BlackRock U.S. Impact Fund
Investment Objective
BlackRock U.S. Impact Fund’s (the “Fund”) investment objective is to seek total return.
Expense Example
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
(06/30/20)
(b)
Ending
Account Value
(10/31/20)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(06/30/20)
(b)
Ending
Account Value
(10/31/20)
Expenses
Paid During
the Period
(c)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,224.00 $ 3.19 $ 1,000.00 $ 1,020.92 $ 4.33 0.85%
Investor A ................................ 1,000.00 1,223.00 4.08 1,000.00 1,019.71 5.55 1.09
Class K .................................. 1,000.00 1,225.00 2.81 1,000.00 1,021.42 3.82 0.75
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent six months divided by 365.
(b)
Commencement of operations.
(c)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 123/365 (to reflect the period since inception date of June 30, 2020 to October 31, 2020).
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Health Care ..................................... 28%
Information Technology .............................. 21
Industrials ....................................... 13
Utilities ......................................... 9
Financials ....................................... 9
Consumer Discretionary ............................. 7
Real Estate ...................................... 5
Consumer Staples ................................. 4
Short-Term Securities ............................... 4
Liabilities in Excess of Other Assets ..................... —
(a)
(a)
Represents less than 1% of the Fund's total investments.
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

About Fund Performance
2020
BlackRock Semi-Annual Report to Shareholders

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. For BlackRock Tactical Opportunities Fund's Class K Shares, performance shown prior to the Class K Shares inception date of August 1, 2016 is that of Investor A
Shares, excluding any front-end sales charges, which are not applicable to Class K Shares. The performance of the BlackRock Tactical Opportunities Fund's Class K Shares
would be substantially similar to Investor A Shares because Class K Shares and Investor A Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Investor A Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Investor A
Shares because Class K Shares have lower expenses than the Investor A Shares.
Service Shares (available only in BlackRock Tactical Opportunities Fund) are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year
(but no distribution fee) and are only available to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares (available only in BlackRock Tactical Opportunities Fund)  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately ten years. Effective November 23, 2020, the automatic conversion feature will be modified to reduce the conversion period from ten years to eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous page(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable.
Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), each Fund's investment adviser, has contractually agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund's performance would have been lower. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on May 1, 2020 and held through October 31, 2020, except with respect to BlackRock
Advantage ESG Emerging Markets Equity Fund and BlackRock Advantage ESG International Equity Fund’s Shares which are based on a hypothetical investment of
$1,000 on August 18, 2020 (commencement of operations) and held through October 31, 2020, BlackRock Global Impact Fund’s Shares, which are based on a hypothetical investment of $1,000 on May 27, 2020 (commencement of operations) and held through October 31, 2020 and BlackRock International Impact Fund and BlackRock U.S.
Impact Fund’s Shares, which are based on a hypothetical investment of $1,000 on June 30, 2020 (commencement of operations) and held through October 31, 2020) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2020
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage ESG Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
October 31, 2020
Security
Shares
Shares Value
Common Stocks — 85.7%
Brazil — 4.0%
Ambev SA
(a)
................. 14,769 $ 31,453
B3 SA - Brasil Bolsa Balcao ....... 984 8,713
Cosan Ltd., Class A ............ 1,437 19,730
CPFL Energia SA .............. 14,223 68,885
Duratex SA
(a)
................. 14,973 50,023
Energisa SA ................. 1,284 9,336
Equatorial Energia SA .......... 5,919 20,590
Klabin SA ................... 4,644 19,141
Localiza Rent a Car SA
(a)
........ 6,053 64,086
Natura & Co. Holding SA
(a)
....... 4,400 35,343
TIM SA
(a)
................... 1,265 2,606
Transmissora Alianca de Energia
Eletrica SA ................ 3,806 18,672
Ultrapar Participacoes SA ........ 4,644 13,249
WEG SA ................... 3,405 45,040
406,867
Chile — 0.4%
Aguas Andinas SA, Class A ....... 113,596 29,507
CAP SA .................... 842 6,947
Enel Americas SA ............. 51,031 6,771
43,225
China — 41.4%
Alibaba Group Holding Ltd.
(a)
...... 900 34,105
Alibaba Group Holding Ltd., ADR
(a)
.. 2,751 838,202
ANTA Sports Products Ltd. ....... 2,000 22,202
BAIC Motor Corp. Ltd., Class H
(b)
... 78,500 29,032
Bank of China Ltd., Class H ....... 233,000 73,596
Beijing Enterprises Holdings Ltd. ... 6,500 19,583
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd., Class A .... 8,250 45,837
BOE Technology Group Co. Ltd., Class
A ...................... 65,100 46,137
BYD Co. Ltd., Class A ........... 1,800 42,971
BYD Co. Ltd., Class H .......... 3,000 60,644
CAR, Inc.
(a)
.................. 49,000 15,675
China Construction Bank Corp., Class
H ...................... 252,000 173,657
China Gas Holdings Ltd. ......... 2,800 8,605
China Jushi Co. Ltd., Class A ...... 5,000 10,446
China Life Insurance Co. Ltd., Class H 15,000 32,729
China Medical System Holdings Ltd. . 8,000 8,413
China Molybdenum Co. Ltd., Class H 30,000 10,918
China Overseas Land & Investment Ltd. 2,500 6,279
China Telecom Corp. Ltd., Class H .. 24,000 7,534
China Vanke Co. Ltd., Class A ..... 10,286 42,440
China Vanke Co. Ltd., Class H ..... 9,500 29,488
China Yangtze Power Co. Ltd., Class A 8,800 24,979
Contemporary Amperex Technology Co.
Ltd., Class A ............... 900 33,072
Country Garden Services Holdings Co.
Ltd. ..................... 11,000 69,275
CSPC Pharmaceutical Group Ltd. ... 35,200 37,380
ENN Energy Holdings Ltd. ........ 5,300 67,077
Fosun International Ltd. ......... 51,000 61,584
Fu Shou Yuan International Group Ltd. 54,000 55,624
Ganfeng Lithium Co. Ltd., Class H
(b)
. 1,800 10,471
Geely Automobile Holdings Ltd. .... 20,000 41,097
Great Wall Motor Co. Ltd., Class H .. 25,000 40,477
Greentown Service Group Co. Ltd. .. 24,000 26,347
Haitong Securities Co. Ltd., Class H . 40,400 34,225
Hansoh Pharmaceutical Group Co.
Ltd.
(a)(b)
................... 2,000 8,951
Security
Shares
Shares Value
China (continued)
Huatai Securities Co. Ltd., Class A .. 13,700 $ 41,800
Huatai Securities Co. Ltd., Class H
(b)
. 30,000 48,588
Industrial Bank Co. Ltd., Class A .... 16,600 44,187
Inner Mongolia Yili Industrial Group Co.
Ltd., Class A ............... 3,600 21,405
JD.com, Inc., ADR
(a)
............ 1,035 84,373
Kingboard Holdings Ltd. ......... 9,500 32,177
Kingdee International Software Group
Co. Ltd.
(a)
................. 4,000 10,561
Legend Holdings Corp., Class H
(b)
.. 4,900 6,593
Lenovo Group Ltd. ............. 178,000 111,762
LONGi Green Energy Technology Co.
Ltd., Class A ............... 1,000 11,376
Meituan Dianping , Class B
(a)
...... 8,500 316,873
NetEase , Inc., ADR ............ 619 53,723
NIO, Inc., ADR
(a)
.............. 1,699 51,955
Ping An Insurance Group Co. of China
Ltd., Class H ............... 7,000 72,378
Postal Savings Bank of China Co. Ltd.,
Class H
(b)
................. 20,000 9,815
Shenzhen Inovance Technology Co.
Ltd., Class A ............... 6,420 61,752
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A .... 900 52,127
Shenzhou International Group Holdings
Ltd. ..................... 500 8,700
Sinotrans Ltd., Class A .......... 40,100 24,501
Sunny Optical Technology Group Co.
Ltd. ..................... 800 13,282
Tencent Holdings Ltd. ........... 10,500 802,259
Tsingtao Brewery Co. Ltd., Class H .. 2,000 16,572
Unisplendour Corp. Ltd., Class A ... 3,900 12,846
Wuxi Biologics Cayman, Inc.
(a)(b)
.... 500 14,042
Xiaomi Corp., Class B
(a)(b)
........ 7,600 21,615
Xinjiang Goldwind Science &
Technology Co. Ltd., Class A .... 22,061 38,243
Xinjiang Goldwind Science &
Technology Co. Ltd., Class H .... 13,600 17,928
Yihai International Holding Ltd.
(a)
.... 1,000 13,284
Yuzhou Group Holdings Co. Ltd. ... 37,000 14,322
Zhaojin Mining Industry Co. Ltd., Class
H ...................... 4,000 5,178
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class A .... 34,500 38,227
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class H .... 48,000 42,380
4,183,876
Colombia — 0.1%
Bancolombia SA, ADR .......... 255 6,500
Czech Republic — 0.1%
Komercni banka A/S
(a)
........... 289 5,868
Greece — 0.8%
Motor Oil Hellas Corinth Refineries SA 394 3,684
OPAP SA ................... 8,948 72,390
76,074
Hong Kong — 0.2%
Sino Biopharmaceutical Ltd. ...... 20,000 20,260
Hungary — 0.5%
MOL Hungarian Oil & Gas plc
(a)
.... 8,583 41,679
Richter Gedeon Nyrt . ........... 513 10,474
52,153

BlackRock Advantage ESG Emerging Markets Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Shares
Shares Value
India — 0.2%
Infosys Ltd., ADR .............. 1,403 $ 20,021
Indonesia — 1.2%
Bank Central Asia Tbk . PT ........ 44,200 86,971
Bank Rakyat Indonesia Persero Tbk .
PT ..................... 118,300 26,780
Telekomunikasi Indonesia Persero Tbk .
PT ..................... 23,700 4,196
117,947
Malaysia — 3.9%
Carlsberg Brewery Malaysia Bhd. ... 1,500 6,672
Frontken Corp. Bhd. ............ 4,600 3,892
Hartalega Holdings Bhd. ......... 8,500 36,872
Malayan Banking Bhd. .......... 4,200 7,071
Petronas Dagangan Bhd. ........ 19,000 78,780
PPB Group Bhd. .............. 20,200 91,444
Public Bank Bhd. .............. 23,100 83,812
RHB Bank Bhd. ............... 11,600 11,806
Supermax Corp. Bhd.
(a)
.......... 3,700 8,445
Telekom Malaysia Bhd. .......... 60,900 61,388
390,182
Mexico — 0.8%
Arca Continental SAB de CV ...... 3,229 14,081
Coca-Cola Femsa SAB de CV ..... 7,600 28,925
Coca-Cola Femsa SAB de CV, ADR . 369 13,981
Wal-Mart de Mexico SAB de CV .... 11,501 27,848
84,835
Peru — 0.1%
Cia de Minas Buenaventura SAA ... 547 6,778
Cia de Minas Buenaventura SAA, ADR 442 5,423
12,201
Poland — 0.2%
Bank Polska Kasa Opieki SA
(a)
..... 1,797 19,231
Grupa Lotos SA ............... 776 5,473
24,704
Qatar — 0.5%
Masraf Al Rayan QSC ........... 5,545 6,454
Qatar Islamic Bank SAQ ......... 1,752 7,707
Qatar National Bank QPSC ....... 6,851 32,854
47,015
Russia — 1.7%
LUKOIL PJSC ................ 10 511
LUKOIL PJSC, ADR ............ 3,227 165,104
Yandex NV, Class A
(a)
........... 93 5,354
170,969
South Africa — 3.8%
Barloworld Ltd. ............... 12,464 43,792
Bidvest Group Ltd. (The) ......... 2,541 20,895
Clicks Group Ltd. .............. 2,827 40,988
Gold Fields Ltd. ............... 3,316 35,863
Growthpoint Properties Ltd. ....... 27,814 18,196
Investec Ltd. ................. 20,293 37,365
Naspers Ltd., Class N
(a)
......... 866 169,067
Standard Bank Group Ltd. ........ 2,919 19,087
385,253
South Korea — 9.8%
Amorepacific Corp. ............ 187 26,271
AMOREPACIFIC Group ......... 604 23,364
CJ CheilJedang Corp. ........... 132 42,216
Coway Co. Ltd.
(a)
.............. 68 4,164
GS Holdings Corp. ............. 659 19,261
Security
Shares
Shares Value
South Korea (continued)
Hanwha Solutions Corp. ......... 401 $ 15,587
Kakao Corp. ................. 77 22,452
KB Financial Group, Inc. ......... 1,568 56,087
KT Corp., ADR ............... 2,959 28,466
LG Chem Ltd. ................ 121 65,979
LG Household & Health Care Ltd. ... 61 80,879
LG Innotek Co. Ltd. ............ 211 28,605
LS Electric Co. Ltd. ............ 273 11,987
NAVER Corp. ................ 21 5,373
Samsung Electronics Co. Ltd. ..... 6,456 324,515
Samsung SDI Co. Ltd. .......... 14 5,515
Shinhan Financial Group Co. Ltd. ... 2,832 76,839
Shinhan Financial Group Co. Ltd., ADR 311 8,369
SK Holdings Co. Ltd. ........... 231 37,618
SK Innovation Co. Ltd. .......... 150 16,766
SK Telecom Co. Ltd. ............ 434 82,299
SK Telecom Co. Ltd., ADR ........ 321 6,760
989,372
Taiwan — 13.6%
Acer, Inc.
(a)
.................. 68,000 56,829
Advantech Co. Ltd. ............ 3,000 30,372
ASE Technology Holding Co. Ltd. ... 5,000 11,223
Casetek Holdings Ltd. .......... 3,000 9,072
CTBC Financial Holding Co. Ltd. ... 107,000 67,572
Delta Electronics, Inc. ........... 23,000 153,029
King Slide Works Co. Ltd. ........ 2,000 20,155
Lite-On Technology Corp. ........ 24,000 39,094
MediaTek , Inc. ................ 6,000 142,622
Micro-Star International Co. Ltd. .... 6,000 24,185
Novatek Microelectronics Corp. .... 2,000 18,690
Quanta Computer, Inc. .......... 48,000 121,116
Realtek Semiconductor Corp. ..... 5,000 62,287
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 34,000 514,409
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .............. 193 16,187
Uni -President Enterprises Corp. .... 34,000 72,881
Wistron Corp. ................ 13,000 12,997
1,372,720
Thailand — 2.4%
Airports of Thailand PCL, NVDR .... 17,200 28,519
Energy Absolute PCL, NVDR ...... 29,700 36,206
Gulf Energy Development PCL, NVDR 13,400 12,250
Home Product Center PCL, NVDR .. 340,900 152,462
Total Access Communication PCL,
NVDR ................... 9,800 9,637
239,074
Total Common Stocks — 85.7%
(Cost: $8,468,257) .............................. 8,649,116
Investment Companies — 2.0%*
iShares MSCI India ETF ......... 569 19,113
iShares MSCI Saudi Arabia ETF .... 6,505 184,221
Total Investment Companies — 2.0%
(Cost: $205,212) ................................ 203,334

2020
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage ESG Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
(a)
Commencement of operations.
Security
Shares
Shares Value
Preferred Stocks — 2.1%
Brazil — 1.4%
Banco Bradesco SA (Preference) ... 9,811 $ 34,368
Cia Energetica de Minas Gerais
(Preference) ............... 48,864 87,033
Cia Paranaense de Energia
(Preference) ............... 2,126 22,786
144,187
Chile — 0.2%
Sociedad Quimica y Minera de Chile SA
(Preference) ............... 403 14,722
Security
Shares
Shares Value
South Korea — 0.5%
LG Household & Health Care Ltd.
(Preference) ............... 88 $ 53,751
Total Preferred Stocks — 2.1%
(Cost: $226,915) ................................ 212,660
Total Long-Term Investments — 89.8%
(Cost: $8,900,384) .............................. 9,065,110
Short-Term Securities — 8.1%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01%
(c)*
..... 821,499 821,499
Total Short-Term Securities — 8.1%
(Cost: $821,499) ................................ 821,499
Total Investments — 97.9%
(Cost: $9,721,883) .............................. 9,886,609
Other Assets Less Liabilities — 2.1% ................... 210,182
Net Assets — 100.0% .............................. $ 10,096,791
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Annualized 7-day yield as of period end.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/18/20
(a)
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/20
Shares
Held at
10/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(b )
.. $ — $ 821,499 $ — $ — $ — $ 821,499 821,499 $ 56 $ —
iShares MSCI India ETF ...... — 681,417 (659,360) (3,014) 70 19,113 569 — —
iShares MSCI Saudi Arabia ETF . — 197,457 (11,657) 369 (1,948) 184,221 6,505 — —
$ (2,645) $ (1,878) $ 1,024,833 $ 56 —
(b)
Represents net amount purchased (sold).

BlackRock Advantage ESG Emerging Markets Equity Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2020
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 5 12/18/20 $ 275 $ (143)
MSCI India NTR Index ...................................................... 10 12/18/20 664 (11,987)
$ (12,130)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ 12,130 $ — $ — $ — $ 12,130
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ 18,406 $ — $ — $ — $ 18,406
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — (12,130) — — — (12,130)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 469,588

2020
BlackRock Semi-Annual Report To Shareholders
BlackRock Advantage ESG Emerging Markets Equity Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2020
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Brazil ............................................... $ 406,867 $ — $ — $ 406,867
Chile ............................................... 43,225 — — 43,225
China ............................................... 1,043,928 3,139,948 — 4,183,876
Colombia ............................................ 6,500 — — 6,500
Czech Republic ........................................ — 5,868 — 5,868
Greece .............................................. — 76,074 — 76,074
Hong Kong ........................................... — 20,260 — 20,260
Hungary ............................................. — 52,153 — 52,153
India ............................................... 20,021 — — 20,021
Indonesia ............................................ — 117,947 — 117,947
Malaysia ............................................. — 390,182 — 390,182
Mexico .............................................. 84,835 — — 84,835
Peru ................................................ 5,423 6,778 — 12,201
Poland .............................................. — 24,704 — 24,704
Qatar ............................................... — 47,015 — 47,015
Russia .............................................. 5,354 165,615 — 170,969
South Africa ........................................... 40,988 344,265 — 385,253
South Korea .......................................... 43,595 945,777 — 989,372
Taiwan .............................................. 16,187 1,356,533 — 1,372,720
Thailand ............................................. — 239,074 — 239,074
Investment Companies .................................... 203,334 — — 203,334
Preferred Stocks:
Brazil ............................................... 144,187 — — 144,187
Chile ............................................... 14,722 — — 14,722
South Korea .......................................... — 53,751 — 53,751
Short-Term Securities ....................................... 821,499 — — 821,499
$ 2,900,665 $ 6,985,944 $ — $ 9,886,609
Derivative Financial Instruments
(a)
Liabilities:
Equity contracts ........................................... $ (12,130) $ — $ — $ (12,130)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BlackRock Advantage ESG International Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
October 31, 2020
Security Shares Value
Common Stocks — 96.0%
Australia — 6.4%
Afterpay Ltd.
(a)
................ 93 $ 6,332
Aristocrat Leisure Ltd. ........... 2,106 42,408
Australia & New Zealand Banking
Group Ltd. ................ 1,228 16,296
BHP Group Ltd. ............... 2,880 69,038
BHP Group plc ............... 357 6,916
Brambles Ltd. ................ 1,957 13,199
Cochlear Ltd. ................ 6 896
Commonwealth Bank of Australia ... 1,216 59,039
CSL Ltd. .................... 314 63,572
Fortescue Metals Group Ltd. ...... 441 5,395
Glencore plc
(a)
................ 29,134 58,770
Goodman Group .............. 3,165 40,965
IGO Ltd. .................... 2,861 8,942
Iluka Resources Ltd. ............ 461 1,671
IOOF Holdings Ltd. ............ 2,549 5,235
Macquarie Group Ltd. ........... 836 74,538
Magellan Financial Group Ltd. ..... 284 11,007
Medibank Pvt Ltd. ............. 2,468 4,633
Mineral Resources Ltd. .......... 163 2,862
Mirvac Group ................ 1,895 2,810
Northern Star Resources Ltd. ...... 205 2,166
Ramsay Health Care Ltd. ........ 127 5,564
Rio Tinto plc ................. 258 14,593
Scentre Group ................ 4,562 6,732
SEEK Ltd. .................. 1,360 20,562
Tabcorp Holdings Ltd. ........... 13,439 31,052
Technology One Ltd. ........... 610 3,851
Transurban Group
(b)
............ 121 1,146
Westpac Banking Corp. ......... 584 7,392
WiseTech Global Ltd. ........... 192 3,916
Woolworths Group Ltd. .......... 524 14,096
Worley Ltd. .................. 373 2,486
608,080
Austria — 0.7%
Erste Group Bank AG ........... 1,839 37,801
Raiffeisen Bank International AG
(a)
.. 1,621 23,405
Wienerberger AG .............. 158 3,986
65,192
Belgium — 0.6%
Anheuser-Busch InBev SA/NV ..... 608 31,449
Galapagos NV
(a)
.............. 30 3,507
UCB SA .................... 87 8,593
Umicore SA ................. 267 10,293
53,842
China — 1.1%
BOC Hong Kong Holdings Ltd. ..... 22,000 61,105
Prosus NV
(a)
................. 333 33,245
Wilmar International Ltd. ......... 3,000 8,882
103,232
Denmark — 3.0%
Chr Hansen Holding A/S ......... 348 35,117
Coloplast A/S, Class B .......... 264 38,608
Genmab A/S
(a)
................ 44 14,697
Novo Nordisk A/S, Class B ....... 2,011 128,233
Orsted A/S
(c)
................. 194 30,790
ROCKWOOL International A/S, Class B 11 4,306
Vestas Wind Systems A/S ........ 164 28,136
279,887
Finland — 1.2%
Kone OYJ, Class B ............ 190 15,127
Neste OYJ .................. 433 22,582
Security Shares Value
Finland (continued)
Nordea Bank Abp ............. 4,764 $ 35,755
Sampo OYJ, Class A ........... 921 34,755
108,219
France — 10.8%
Air Liquide SA ................ 358 52,353
Airbus SE
(a)
.................. 249 18,218
ALD SA
(c)
................... 596 6,420
Alstom SA
(a)
................. 230 10,276
Amundi SA
(a)(c)
................ 158 10,364
AXA SA .................... 3,235 51,952
Cie de Saint-Gobain
(a)
........... 469 18,269
CNP Assurances
(a)
............. 1,331 15,012
Covivio .................... 10 596
Credit Agricole SA
(a)
............ 3,059 24,198
Danone SA .................. 553 30,672
Dassault Systemes SE .......... 357 60,872
Electricite de France SA ......... 840 9,750
Engie SA
(a)
.................. 1,604 19,400
Faurecia SE
(a)
................ 156 5,917
Hermes International ........... 40 37,244
Kering SA ................... 22 13,295
Legrand SA ................. 338 25,019
L'Oreal SA .................. 347 112,145
LVMH Moet Hennessy Louis Vuitton SE 205 96,093
Natixis SA
(a)
................. 3,549 8,266
Nexans SA
(a)
................. 96 4,662
Orange SA .................. 3,569 40,079
Pernod Ricard SA ............. 275 44,303
Peugeot SA
(a)
................ 29 521
Renault SA
(a)
................. 314 7,776
Rexel SA
(a)
.................. 374 3,938
Rubis SCA .................. 863 28,375
Safran SA
(a)
................. 147 15,506
Sanofi ..................... 782 70,609
Schneider Electric SE ........... 814 98,906
Societe Generale SA
(a)
.......... 288 3,913
TOTAL SE .................. 274 8,301
Unibail - Rodamco -Westfield ....... 269 10,889
Valeo SA ................... 301 9,106
Vinci SA .................... 414 32,700
Wendel SE .................. 123 10,645
Worldline SA
(a)(c)
............... 9 667
1,017,227
Germany — 7.9%
adidas AG
(a)
................. 116 34,464
Allianz SE (Registered) .......... 47 8,279
alstria office REIT-AG ........... 2,801 35,656
Aroundtown SA
(a)
.............. 1,529 7,334
BASF SE ................... 710 38,878
Bayer AG (Registered) .......... 307 14,426
Bayerische Motoren Werke AG .... 291 19,887
Beiersdorf AG ................ 571 59,789
CompuGroup Medical SE & Co. KgaA 22 1,890
Covestro AG
(c)
................ 216 10,309
Daimler AG (Registered) ......... 672 34,735
Delivery Hero SE
(a)(c)
............ 54 6,199
Deutsche Boerse AG ........... 287 42,290
E.ON SE ................... 4,266 44,427
Fielmann AG
(a)
................ 115 8,719
Hannover Rueck SE ............ 151 21,944
Hella GmbH & Co. KGaA
(a)
....... 104 4,540
HelloFresh SE
(a)
............... 89 4,756
HUGO BOSS AG .............. 688 15,774
Infineon Technologies AG ........ 1,017 28,314
Just Eat Takeaway.com NV
(a)(c)
..... 72 8,010

2020
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage ESG International Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security Shares Value
Germany (continued)
Knorr- Bremse AG ............. 91 $ 10,538
Puma SE
(a)
.................. 385 33,704
SAP SE .................... 1,124 119,914
Scout24 AG
(c)
................ 18 1,452
Siemens AG (Registered) ........ 566 66,401
Talanx AG ................... 111 3,272
thyssenkrupp AG
(a)
............. 1,208 5,766
Vonovia SE .................. 842 53,773
Wacker Chemie AG ............ 44 4,245
749,685
Hong Kong — 2.2%
AIA Group Ltd. ............... 8,400 79,944
CK Asset Holdings Ltd. .......... 500 2,322
Hang Seng Bank Ltd. ........... 100 1,541
Hong Kong & China Gas Co. Ltd. ... 4,000 5,771
Hong Kong Exchanges & Clearing Ltd. 700 33,543
Link REIT ................... 400 3,053
Sun Hung Kai Properties Ltd. ...... 1,000 12,872
Swire Properties Ltd. ........... 12,200 32,738
Techtronic Industries Co. Ltd. ...... 2,500 33,673
Wharf Real Estate Investment Co. Ltd. 1,000 3,849
209,306
Ireland — 0.5%
Flutter Entertainment plc ......... 149 26,047
Kerry Group plc, Class A ......... 80 9,576
Kingspan Group plc ............ 172 14,994
50,617
Israel — 0.4%
Bank Hapoalim BM
(a)
........... 398 2,323
Bank Leumi Le-Israel BM ........ 1,000 4,713
Gazit -Globe Ltd. .............. 225 932
Mizrahi Tefahot Bank Ltd. ........ 77 1,502
Nice Ltd.
(a)
.................. 103 23,425
Teva Pharmaceutical Industries Ltd.
(a)
598 5,176
38,071
Italy — 1.7%
Assicurazioni Generali SpA ....... 2,805 37,627
Enel SpA ................... 6,176 49,102
Ferrari NV .................. 178 31,754
Italgas SpA .................. 4,007 23,155
Prysmian SpA ................ 333 9,062
Terna Rete Elettrica Nazionale SpA .. 2,106 14,219
164,919
Japan — 25.1%
AnGes , Inc.
(a)
................ 900 9,428
Asahi Group Holdings Ltd. ........ 1,100 34,042
Astellas Pharma, Inc. ........... 3,800 52,109
Benesse Holdings, Inc. .......... 900 21,218
Canon, Inc. .................. 100 1,741
Chugai Pharmaceutical Co. Ltd. .... 700 27,020
Coca-Cola Bottlers Japan Holdings, Inc. 400 5,646
COMSYS Holdings Corp. ........ 300 7,623
Dai Nippon Printing Co. Ltd. ...... 500 9,315
Daido Steel Co. Ltd. ............ 100 3,275
Daifuku Co. Ltd. ............... 200 20,624
Daiichi Sankyo Co. Ltd. .......... 1,500 39,590
Daikin Industries Ltd. ........... 100 18,713
Daito Trust Construction Co. Ltd. ... 200 18,193
Daiwa House Industry Co. Ltd. ..... 900 23,647
Dowa Holdings Co. Ltd. ......... 100 2,862
East Japan Railway Co. ......... 600 31,376
Eisai Co. Ltd. ................ 300 23,326
FANUC Corp. ................ 300 63,367
Security Shares Value
Japan (continued)
Fast Retailing Co. Ltd. .......... 100 $ 69,754
Fuji Media Holdings, Inc. ......... 200 1,924
FUJIFILM Holdings Corp. ........ 500 25,496
Glory Ltd. ................... 200 4,216
Hakuhodo DY Holdings, Inc. ...... 100 1,274
Haseko Corp. ................ 600 7,193
Hino Motors Ltd. .............. 200 1,532
Hitachi Transport System Ltd. ..... 100 3,170
Honda Motor Co. Ltd. ........... 400 9,461
Isuzu Motors Ltd. .............. 1,700 13,793
Japan Post Bank Co. Ltd. ........ 900 7,178
Japan Post Holdings Co. Ltd. ...... 9,400 64,498
Kamigumi Co. Ltd. ............. 900 16,102
Kansai Paint Co. Ltd. ........... 1,500 38,673
Kao Corp. ................... 200 14,240
KDDI Corp. .................. 2,400 64,932
Keyence Corp. ............... 200 90,765
Kissei Pharmaceutical Co. Ltd. ..... 100 1,968
Komatsu Ltd. ................ 1,100 24,800
Konica Minolta, Inc. ............ 800 2,038
Kubota Corp. ................ 800 13,902
Kyushu Railway Co. ............ 1,500 31,906
M3, Inc. .................... 200 13,507
Medipal Holdings Corp. .......... 600 10,696
Mitsubishi UFJ Financial Group, Inc. . 9,200 36,266
Mitsubishi UFJ Lease & Finance Co.
Ltd. ..................... 12,900 54,657
MonotaRO Co. Ltd. ............ 100 5,531
Morinaga & Co. Ltd. ............ 100 3,800
Murata Manufacturing Co. Ltd. ..... 200 14,026
Nexon Co. Ltd. ............... 1,200 33,445
Nidec Corp. ................. 400 40,401
Nihon Kohden Corp. ............ 200 6,256
Nintendo Co. Ltd. .............. 100 54,069
Nippon Paint Holdings Co. Ltd. ..... 300 27,024
Nippon Shinyaku Co. Ltd. ........ 100 7,146
Nippon Telegraph & Telephone Corp. 1,000 21,036
Nippon Television Holdings, Inc. .... 800 8,442
Nitto Denko Corp. ............. 100 7,026
NTT DOCOMO, Inc. ............ 800 29,788
Omron Corp. ................. 700 50,544
Oriental Land Co. Ltd. .......... 200 27,996
Pan Pacific International Holdings Corp. 500 10,609
PeptiDream , Inc.
(a)
............. 300 13,864
Persol Holdings Co. Ltd. ......... 100 1,515
Pilot Corp. .................. 100 2,789
Rakuten , Inc. ................ 600 5,838
Recruit Holdings Co. Ltd. ........ 2,300 87,517
Relo Group, Inc. .............. 100 2,400
Resona Holdings, Inc. .......... 4,900 16,155
Ricoh Co. Ltd. ................ 1,400 9,194
Sanrio Co. Ltd. ............... 300 5,518
SCSK Corp. ................. 200 9,944
Sekisui House Ltd. ............. 1,400 23,259
Seven & i Holdings Co. Ltd. ....... 300 9,118
Shimadzu Corp. ............... 700 20,015
Shinsei Bank Ltd. .............. 100 1,203
Shionogi & Co. Ltd. ............ 400 18,868
Shiseido Co. Ltd. .............. 100 6,191
SMC Corp. .................. 100 53,191
SoftBank Corp. ............... 1,900 22,111
SoftBank Group Corp. .......... 1,100 71,647
Sony Corp. .................. 1,100 91,703
Sumitomo Mitsui Financial Group, Inc. 2,600 71,973
Sumitomo Mitsui Trust Holdings, Inc. . 1,500 40,331
Sumitomo Rubber Industries Ltd. ... 5,600 49,259

BlackRock Advantage ESG International Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security Shares Value
Japan (continued)
Suntory Beverage & Food Ltd. ..... 300 $ 10,346
Sysmex Corp. ................ 100 9,393
Takara Bio, Inc. ............... 400 10,893
Takeda Pharmaceutical Co. Ltd. .... 1,600 49,444
TBS Holdings, Inc. ............. 300 4,633
Tokyo Electron Ltd. ............ 200 53,682
TOTO Ltd. .................. 100 4,566
Toyo Seikan Group Holdings Ltd. ... 1,400 13,079
Toyota Motor Corp. ............ 1,200 78,776
Toyota Tsusho Corp. ............ 400 11,162
West Japan Railway Co. ......... 500 21,449
Yakult Honsha Co. Ltd. .......... 1,100 53,232
Yaskawa Electric Corp. .......... 500 19,442
Z Holdings Corp. .............. 2,200 15,341
2,373,236
Macau — 0.4%
Sands China Ltd. .............. 10,400 36,500
Netherlands — 5.2%
ABN AMRO Bank NV, CVA
(c)
...... 1,563 12,839
Adyen NV
(a)(c)
................ 8 13,446
Akzo Nobel NV ............... 437 42,034
Argenx SE
(a)
................. 31 7,736
ASML Holding NV ............. 425 153,766
EXOR NV ................... 196 10,197
ING Groep NV ................ 1,750 11,987
Koninklijke Ahold Delhaize NV ..... 1,006 27,580
Koninklijke DSM NV ............ 125 19,991
Koninklijke Philips NV
(a)
.......... 1,474 68,271
Royal Dutch Shell plc, Class A ..... 4,571 57,501
Royal Dutch Shell plc, Class B ..... 5,248 63,287
Signify NV
(a)(c)
................ 126 4,473
493,108
New Zealand — 0.4%
a2 Milk Co. Ltd.
(a)
.............. 1,605 15,460
Fisher & Paykel Healthcare Corp. Ltd. 1,034 23,921
Meridian Energy Ltd. ........... 641 2,247
41,628
Norway — 1.0%
DNB ASA ................... 677 9,143
Equinor ASA ................. 4,178 53,310
Leroy Seafood Group ASA ........ 3,042 14,289
NEL ASA
(a)
.................. 2,341 4,480
Orkla ASA ................... 1,412 13,329
Scatec Solar ASA
(c)
............ 156 3,451
98,002
Portugal — 0.2%
Galp Energia SGPS SA ......... 1,781 14,464
Singapore — 0.7%
DBS Group Holdings Ltd. ........ 1,200 17,875
Olam International Ltd. .......... 1,700 1,595
Oversea-Chinese Banking Corp. Ltd. 700 4,317
Singapore Post Ltd. ............ 30,700 14,968
Singapore Telecommunications Ltd. . 15,400 22,893
United Overseas Bank Ltd. ....... 200 2,779
64,427
Spain — 2.2%
Aena SME SA
(a)(c)
.............. 12 1,617
Amadeus IT Group SA .......... 119 5,670
Banco Bilbao Vizcaya Argentaria SA . 10,689 30,839
Banco Santander SA ........... 4,655 9,322
Grifols SA ................... 207 5,594
Iberdrola SA ................. 4,460 52,662
Security Shares Value
Spain (continued)
Industria de Diseno Textil SA ...... 2,869 $ 70,833
Naturgy Energy Group SA ........ 432 8,026
Repsol SA .................. 1,734 10,886
Siemens Gamesa Renewable Energy
SA ..................... 324 9,195
204,644
Sweden — 3.5%
Alfa Laval AB
(a)
............... 689 13,995
Assa Abloy AB, Class B ......... 1,822 39,050
Atlas Copco AB, Class A ......... 1,366 60,297
Atlas Copco AB, Class B ......... 1,280 49,044
Epiroc AB, Class A ............. 3,264 48,737
Epiroc AB, Class B ............. 3,376 48,329
Evolution Gaming Group AB
(c)
..... 66 4,895
Skandinaviska Enskilda Banken AB,
Class A
(a)
................. 1,209 10,375
SSAB AB, Class A
(a)
............ 1,505 4,367
Svenska Cellulosa AB SCA, Class B
(a)
827 11,187
Svenska Handelsbanken AB, Class A
(a)
2,272 18,409
Sweco AB, Class B ............ 157 7,900
Swedbank AB, Class A
(a)
......... 730 11,429
Volvo AB, Class B
(a)
............ 213 4,140
332,154
Switzerland — 9.3%
Alcon, Inc.
(a)
................. 405 23,026
Barry Callebaut AG (Registered) .... 3 6,194
Givaudan SA (Registered) ........ 20 81,559
Kuehne + Nagel International AG
(Registered) ............... 312 62,357
Lonza Group AG (Registered) ..... 51 30,901
Nestle SA (Registered) .......... 2,478 278,720
Novartis AG (Registered) ........ 958 74,650
Roche Holding AG ............. 371 119,214
Sika AG (Registered) ........... 298 73,309
Sonova Holding AG (Registered)
(a)
.. 83 19,702
STMicroelectronics NV .......... 583 17,784
Straumann Holding AG (Registered) . 13 13,570
Swiss Re AG ................. 648 46,501
Zurich Insurance Group AG ....... 89 29,561
877,048
United Kingdom — 10.6%
AstraZeneca plc .............. 1,080 108,438
Auto Trader Group plc
(c)
......... 1,839 13,826
BP plc ..................... 19,251 49,103
Burberry Group plc ............. 1,711 30,050
Centrica plc ................. 16,965 8,170
Compass Group plc ............ 1,811 24,789
ConvaTec Group plc
(c)
........... 4,347 10,176
DCC plc .................... 77 5,004
Diageo plc .................. 1,377 44,502
Dunelm Group plc ............. 593 10,025
Electrocomponents plc .......... 121 1,062
Experian plc ................. 2,154 78,909
GlaxoSmithKline plc ............ 3,953 66,009
HomeServe plc ............... 1,025 14,690
Howden Joinery Group plc ....... 719 5,936
HSBC Holdings plc ............ 5,569 23,337
Informa plc .................. 65 353
ITV plc
(a)
.................... 26,651 24,907
J Sainsbury plc ............... 7,916 20,663
Johnson Matthey plc ........... 1,000 27,837
Kingfisher plc
(a)
............... 2,737 10,179
Lloyds Banking Group plc ........ 50,138 18,256
M&G plc .................... 5,154 9,804

2020
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage ESG International Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
(a)
Commencement of operations.
Security Shares Value
United Kingdom (continued)
Marks & Spencer Group plc ....... 15,786 $ 18,187
National Grid plc .............. 1,502 17,867
Next plc .................... 160 12,084
Ocado Group plc
(a)
............. 10 295
Pets at Home Group plc ......... 577 2,898
Prudential plc ................ 356 4,354
Reckitt Benckiser Group plc ....... 123 10,835
RELX plc ................... 1,417 28,039
Rentokil Initial plc .............. 1,216 8,279
Rightmove plc ................ 1,528 12,229
Segro plc ................... 100 1,168
Smiths Group plc .............. 1,230 21,193
SSE plc .................... 4,145 67,976
Taylor Wimpey plc ............. 9,963 13,650
Tesco plc ................... 9,251 24,622
Travis Perkins plc
(a)
............ 986 13,542
Unilever NV ................. 1,120 63,139
Unilever plc .................. 344 19,604
Vodafone Group plc ............ 24,664 32,901
Wm Morrison Supermarkets plc .... 6,078 12,830
WPP plc .................... 1,559 12,452
1,004,169
Security Shares Value
United States — 0.9%
Ferguson plc ................. 408 $ 40,523
James Hardie Industries plc, CDI ... 285 6,920
Sims Ltd. ................... 5,989 40,275
87,718
Total Common Stocks — 96.0%
(Cost: $9,650,900) .............................. 9,075,375
Total Long-Term Investments — 96.0%
(Cost: $9,650,900) .............................. 9,075,375
Short-Term Securities — 2.4%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01%
(d)*
..... 225,874 225,874
Total Short-Term Securities — 2.4%
(Cost: $225,874) ................................ 225,874
Total Investments — 98.4%
(Cost: $9,876,774) .............................. 9,301,249
Other Assets Less Liabilities — 1.6% ................... 150,982
Net Assets — 100.0% .............................. $ 9,452,231
(a)
Non-income producing security.
(b)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Annualized 7-day yield as of period end.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/18/20
(a)
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/20
Shares
Held at
10/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
( b )
.. $ — $ 225,874 $ — $ — $ — $ 225,874 225,874 $ 22 $ —
(b)
Represents net amount purchased (sold).

BlackRock Advantage ESG International Equity Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2020
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI EAFE E-Mini Index .................................................... 3 12/18/20 $ 268 $ (16,268)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ 16,268 $ — $ — $ — $ 16,268
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ (3,159) $ — $ — $ — $ (3,159)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — (16,268) — — — (16,268)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 133,793
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia ............................................. $ — $ 608,080 $ — $ 608,080
Austria .............................................. 3,986 61,206 — 65,192
Belgium ............................................. — 53,842 — 53,842
China ............................................... — 103,232 — 103,232

2020
BlackRock Semi-Annual Report To Shareholders
BlackRock Advantage ESG International Equity Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2020
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Denmark ............................................. $ 30,790 $ 249,097 $ — $ 279,887
Finland .............................................. — 108,219 — 108,219
France .............................................. — 1,017,227 — 1,017,227
Germany ............................................ 59,453 690,232 — 749,685
Hong Kong ........................................... — 209,306 — 209,306
Ireland .............................................. 14,994 35,623 — 50,617
Israel ............................................... — 38,071 — 38,071
Italy ................................................ — 164,919 — 164,919
Japan ............................................... — 2,373,236 — 2,373,236
Macau .............................................. — 36,500 — 36,500
Netherlands ........................................... — 493,108 — 493,108
New Zealand .......................................... — 41,628 — 41,628
Norway .............................................. — 98,002 — 98,002
Portugal ............................................. — 14,464 — 14,464
Singapore ............................................ — 64,427 — 64,427
Spain ............................................... — 204,644 — 204,644
Sweden ............................................. — 332,154 — 332,154
Switzerland ........................................... — 877,048 — 877,048
United Kingdom ........................................ — 1,004,169 — 1,004,169
United States .......................................... — 87,718 — 87,718
Short-Term Securities ....................................... 225,874 — — 225,874
$ 335,097 $ 8,966,152 $ — $ 9,301,249
Derivative Financial Instruments
(a)
Liabilities:
Equity contracts ........................................... $ (16,268) $ — $ — $ (16,268)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BlackRock Global Impact Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
October 31, 2020
Security
Shares
Shares Value
Common Stocks — 98.1%
Argentina — 2.0%
MercadoLibre , Inc.
(a)
............ 269 $ 326,579
Australia — 1.8%
SEEK Ltd. .................. 18,759 283,624
Brazil — 2.5%
Pagseguro Digital Ltd., Class A
(a)
... 7,072 258,906
YDUQS Participacoes SA ........ 37,067 147,481
406,387
Canada — 3.1%
Jamieson Wellness, Inc. ......... 4,118 119,123
TransAlta Renewables, Inc. ....... 30,018 376,267
495,390
Cayman Islands — 1.8%
AEA-Bridges Impact Corp.
(a)
...... 29,675 294,673
China — 7.8%
360 DigiTech , Inc., ADR
(a)
........ 10,397 119,773
China Feihe Ltd.
(b)
............. 134,000 304,881
Jinyu Bio-Technology Co. Ltd., Class A 51,800 183,561
New Oriental Education & Technology
Group, Inc., ADR
(a)
........... 2,219 355,883
Wuxi Lead Intelligent Equipment Co.
Ltd., Class A ............... 30,400 272,972
1,237,070
Colombia — 1.6%
Millicom International Cellular SA, SDR 8,927 262,179
Denmark — 3.2%
Atlantic Sapphire ASA
(a)
......... 10,805 99,826
Vestas Wind Systems A/S ........ 2,420 415,185
515,011
France — 3.0%
Nexity SA ................... 7,540 211,633
Veolia Environnement SA ........ 13,935 259,367
471,000
Germany — 1.8%
LEG Immobilien AG ............ 2,139 289,092
Indonesia — 2.7%
Bank Rakyat Indonesia Persero Tbk .
PT ..................... 1,877,200 424,946
Japan — 3.9%
Eisai Co. Ltd. ................ 3,900 303,239
Katitas Co. Ltd. ............... 11,000 312,080
615,319
Kenya — 3.6%
Safaricom plc ................ 2,036,417 577,355
Netherlands — 3.8%
Koninklijke DSM NV ............ 1,248 199,590
Koninklijke Philips NV
(a)
.......... 8,900 412,219
611,809
South Korea — 1.6%
Samsung SDI Co. Ltd. .......... 650 256,059
Security
Shares
Shares Value
Spain — 1.3%
Acciona SA .................. 1,994 $ 201,467
Switzerland — 1.1%
Landis+Gyr Group AG
(a)
......... 3,279 183,130
United Kingdom — 2.2%
Genus plc ................... 6,449 342,731
United States — 49.3%
1Life Healthcare, Inc.
(a)
.......... 8,371 236,146
Accolade, Inc.
(a)
............... 4,269 149,500
Agilent Technologies, Inc. ........ 3,693 377,018
Array Technologies, Inc.
(a)
........ 6,659 245,384
Avangrid , Inc. ................ 6,235 307,635
Boston Properties, Inc. .......... 1,710 123,821
Boston Scientific Corp.
(a)
......... 14,032 480,877
Brookfield Renewable Corp. ...... 7,542 503,932
Chegg , Inc.
(a)
................. 2,793 205,118
Churchill Capital Corp. II, Class A
(a)
.. 15,830 157,825
Climate Change Crisis Real Impact I
Acquisition Corp.
(a)
........... 12,656 126,307
Danaher Corp. ............... 2,183 501,086
eHealth, Inc.
(a)
................ 3,202 214,886
Emergent BioSolutions , Inc.
(a)
..... 1,375 123,709
Everbridge , Inc.
(a)
.............. 1,905 199,434
First Solar, Inc.
(a)
.............. 3,312 288,293
GoodRx Holdings, Inc., Class A
(a)
... 875 42,341
ICF International, Inc. ........... 5,343 349,379
Invitae Corp.
(a)
................ 3,250 127,432
Itron , Inc.
(a)
.................. 3,589 243,873
Laureate Education, Inc., Class A
(a)
.. 23,102 300,326
Nuance Communications, Inc.
(a)
.... 12,571 401,141
Oak Street Health, Inc.
(a)
......... 4,383 208,587
Pluralsight , Inc., Class A
(a)
........ 15,821 248,390
Rapid7, Inc.
(a)
................ 5,166 319,930
Square, Inc., Class A
(a)
.......... 1,186 183,688
Sun Communities, Inc. .......... 2,148 295,629
Watts Water Technologies, Inc., Class A 1,415 156,740
Xylem, Inc. .................. 4,372 380,976
Zoetis, Inc. .................. 2,331 369,580
7,868,983
Total Common Stocks — 98.1%
(Cost: $14,235,398) .............................. 15,662,804
Total Long-Term Investments — 98.1%
(Cost: $14,235,398) .............................. 15,662,804
Short-Term Securities — 6.9%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01%
(c)*
..... 1,099,612 1,099,612
Total Short-Term Securities — 6.9%
(Cost: $1,099,612) .............................. 1,099,612
Total Investments — 105.0%
(Cost: $15,335,010) .............................. 16,762,416
Liabilities in Excess of Other Assets — (5.0)% ............ (802,581)
Net Assets — 100.0% .............................. $ 15,959,835
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Annualized 7-day yield as of period end.

2020
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Impact Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2020
(a)
Commencement of operations.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
05/27/20
(a)
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/20
Shares
Held at
10/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(b)
.. $ — $ 1,099,612 $ — $ — $ — $ 1,099,612 1,099,612 $ 96 $ —
(b)
Represents net amount purchased (sold).

BlackRock Global Impact Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2020
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 217,589 BRL 1,207,617 Goldman Sachs International 11/16/20 $ 7,267
USD 201,285 IDR 2,977,808,714 Goldman Sachs International 11/16/20 (30)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 7,267 $ — $ — $ 7,267
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 30 — — 30
For the period ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts .... $ — $ — $ — $ 17,496 $ — $ — $ 17,496
Net Change in Unrealized Appreciation
(Depreciation) on:
Forward foreign currency exchange contracts .... — — — 7,237 — — 7,237
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... $ 341,612
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Forward foreign currency exchange contracts ................................................................. $ 7,267 $ 30
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 7,267 $ 30
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
— —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 7,267 $ 30

2020
BlackRock Semi-Annual Report To Shareholders
BlackRock Global Impact Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2020
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)
Goldman Sachs International ........................ $ 7,267 $ (30) $ — $ — $ 7,237
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
Goldman Sachs International ........................ $ 30 $ (30) $ — $ — $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.

BlackRock Global Impact Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2020
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina ............................................ $ 326,579 $ — $ — $ 326,579
Australia ............................................. — 283,624 — 283,624
Brazil ............................................... 406,387 — — 406,387
Canada ............................................. 495,390 — — 495,390
Cayman Islands ........................................ 294,673 — — 294,673
China ............................................... 475,656 761,414 — 1,237,070
Colombia ............................................ — 262,179 — 262,179
Denmark ............................................. — 515,011 — 515,011
France .............................................. 211,633 259,367 — 471,000
Germany ............................................ — 289,092 — 289,092
Indonesia ............................................ — 424,946 — 424,946
Japan ............................................... — 615,319 — 615,319
Kenya .............................................. — 577,355 — 577,355
Netherlands ........................................... — 611,809 — 611,809
South Korea .......................................... — 256,059 — 256,059
Spain ............................................... — 201,467 — 201,467
Switzerland ........................................... — 183,130 — 183,130
United Kingdom ........................................ — 342,731 — 342,731
United States .......................................... 7,868,983 — — 7,868,983
Short-Term Securities ....................................... 1,099,612 — — 1,099,612
$ 11,178,913 $ 5,583,503 $ — $ 16,762,416
Derivative Financial Instruments
(a)
Assets:
Foreign currency exchange contracts ............................ $ — $ 7,267 $ — $ 7,267
Liabilities:
Foreign currency exchange contracts ............................ — (30) — (30)
$ — $ 7,237 $ — $ 7,237
(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2020
BlackRock Semi-Annual Report to Shareholders
BlackRock International Impact Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
October 31, 2020
Security
Shares
Shares Value
Common Stocks — 99.1%
Argentina — 3.2%
MercadoLibre , Inc.
(a)
............ 178 $ 216,101
Australia — 3.1%
SEEK Ltd. .................. 13,481 203,824
Brazil — 6.0%
MRV Engenharia e Participacoes SA . 41,105 120,923
Pagseguro Digital Ltd., Class A
(a)
... 4,685 171,518
YDUQS Participacoes SA ........ 26,675 106,134
398,575
Canada — 6.4%
Jamieson Wellness, Inc. ......... 6,120 177,036
TransAlta Renewables, Inc. ....... 19,940 249,942
426,978
Cayman Islands — 2.0%
AEA-Bridges Impact Corp.
(a)
...... 13,485 133,906
China — 15.1%
360 DigiTech , Inc., ADR
(a)
........ 8,235 94,867
China Feihe Ltd.
(b)
............. 96,000 218,423
Jinyu Bio-Technology Co. Ltd., Class A 44,555 157,887
LONGi Green Energy Technology Co.
Ltd., Class A ............... 8,800 100,112
New Oriental Education & Technology
Group, Inc., ADR
(a)
........... 1,480 237,362
Wuxi Lead Intelligent Equipment Co.
Ltd., Class A ............... 21,601 193,962
1,002,613
Colombia — 3.0%
Millicom International Cellular SA, SDR 6,859 201,444
Denmark — 5.2%
Atlantic Sapphire ASA
(a)
......... 7,839 72,424
Vestas Wind Systems A/S ........ 1,601 274,674
347,098
France — 5.1%
Nexity SA ................... 5,626 157,911
Veolia Environnement SA ........ 9,849 183,316
341,227
Germany — 2.9%
LEG Immobilien AG ............ 1,402 189,484
Indonesia — 4.6%
Bank Rakyat Indonesia Persero Tbk .
PT ..................... 1,362,200 308,364
Security
Shares
Shares Value
Japan — 6.4%
Eisai Co. Ltd. ................ 2,700 $ 209,935
Katitas Co. Ltd. ............... 7,700 218,456
428,391
Kenya — 6.2%
Safaricom plc ................ 1,451,881 411,630
Netherlands — 7.4%
Koninklijke DSM NV ............ 1,399 223,738
Koninklijke Philips NV
(a)
.......... 5,855 271,185
494,923
Norway — 0.9%
TOMRA Systems ASA .......... 1,430 57,753
South Korea — 3.1%
Samsung SDI Co. Ltd. .......... 521 205,241
Spain — 2.1%
Acciona SA .................. 1,405 141,957
Switzerland — 2.5%
Landis+Gyr Group AG
(a)
......... 2,958 165,202
United Kingdom — 3.6%
Genus plc ................... 4,471 237,610
United States — 10.3%
Brookfield Renewable Corp. ...... 5,402 360,944
Climate Change Crisis Real Impact I
Acquisition Corp.
(a)
........... 3,443 34,361
Everbridge , Inc.
(a)
.............. 810 84,799
Laureate Education, Inc., Class A
(a)
.. 15,651 203,463
683,567
Total Common Stocks — 99.1%
(Cost: $6,155,450) .............................. 6,595,888
Total Long-Term Investments — 99.1%
(Cost: $6,155,450) .............................. 6,595,888
Short-Term Securities — 1.5%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01%
(c)*
..... 96,899 96,899
Total Short-Term Securities — 1.5%
(Cost: $96,899) ................................ 96,899
Total Investments — 100.6%
(Cost: $6,252,349) .............................. 6,692,787
Liabilities in Excess of Other Assets — (0.6)% ............ (37,654)
Net Assets — 100.0% .............................. $ 6,655,133
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Annualized 7-day yield as of period end.

BlackRock International Impact Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2020
(a)
Commencement of operations.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
06/30/20
(a)
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/20
Shares
Held at
10/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(b )
.. $ — $ 96,899 $ — $ — $ — $ 96,899 96,899 $ 31 $ —
(b)
Represents net amount purchased (sold).

2020
BlackRock Semi-Annual Report To Shareholders
BlackRock International Impact Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2020
i
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 148,938 BRL 826,605 Goldman Sachs International 11/16/20 $ 4,974
USD 132,595 IDR 1,961,605,620 Goldman Sachs International 11/16/20 (20)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 4,974 $ — $ — $ 4,974
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 20 — — 20
For the period ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts .... $ — $ — $ — $ 7,970 $ — $ — $ 7,970
Net Change in Unrealized Appreciation
(Depreciation) on:
Forward foreign currency exchange contracts .... — — — 4,954 — — 4,954
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... $ 270,727
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Forward foreign currency exchange contracts ................................................................. $ 4,974 $ 20
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 4,974 $ 20
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
— —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 4,974 $ 20

BlackRock International Impact Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2020
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)
Goldman Sachs International ........................ $ 4,974 $ (20) $ — $ — $ 4,954
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
Goldman Sachs International ........................ $ 20 $ (20) $ — $ — $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.

2020
BlackRock Semi-Annual Report To Shareholders
BlackRock International Impact Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2020
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina ............................................ $ 216,101 $ — $ — $ 216,101
Australia ............................................. — 203,824 — 203,824
Brazil ............................................... 398,575 — — 398,575
Canada ............................................. 426,978 — — 426,978
Cayman Islands ........................................ 133,906 — — 133,906
China ............................................... 332,229 670,384 — 1,002,613
Colombia ............................................ — 201,444 — 201,444
Denmark ............................................. — 347,098 — 347,098
France .............................................. 157,911 183,316 — 341,227
Germany ............................................ — 189,484 — 189,484
Indonesia ............................................ — 308,364 — 308,364
Japan ............................................... — 428,391 — 428,391
Kenya .............................................. — 411,630 — 411,630
Netherlands ........................................... — 494,923 — 494,923
Norway .............................................. — 57,753 — 57,753
South Korea .......................................... — 205,241 — 205,241
Spain ............................................... — 141,957 — 141,957
Switzerland ........................................... — 165,202 — 165,202
United Kingdom ........................................ — 237,610 — 237,610
United States .......................................... 683,567 — — 683,567
Short-Term Securities ....................................... 96,899 — — 96,899
$ 2,446,166 $ 4,246,621 $ — $ 6,692,787
Derivative Financial Instruments
(a)
Assets:
Foreign currency exchange contracts ............................ $ — $ 4,974 $ — $ 4,974
Liabilities:
Foreign currency exchange contracts ............................ — (20) — (20)
$ — $ 4,954 $ — $ 4,954
(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
October 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 0.0%
Knollwood CDO Ltd., Series 2004-1A, Class
C, (LIBOR USD 3 Month + 3.20%), 3.43%,
01/10/39
(a)(b)(c)
.................... USD 179 $ —
(d)
Total Asset-Backed Securities — 0.0%
(Cost: $174,946) ................................. —
Shares
Shares
Common Stocks — 53.5%
Aerospace & Defense — 0.2%
HEICO Corp. ...................... 1,622 170,391
HEICO Corp., Class A ................. 3,409 318,742
Howmet Aerospace, Inc. ............... 26,869 463,490
MTU Aero Engines AG ................ 1,565 267,492
Teledyne Technologies, Inc.
(e)
............ 1,029 318,115
TransDigm Group, Inc. ................ 1,423 679,355
2,217,585
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc. ........... 3,871 342,313
Deutsche Post AG (Registered) .......... 14,376 637,403
DSV Panalpina A/S .................. 3,424 555,515
Expeditors International of Washington, Inc. .. 6,531 577,144
FedEx Corp. ....................... 6,003 1,557,598
United Parcel Service, Inc., Class B ....... 15,764 2,476,682
XPO Logistics, Inc.
(e)
................. 3,417 307,530
6,454,185
Auto Components — 0.4%
Aisin Seiki Co. Ltd. ................... 3,600 109,073
Aptiv plc .......................... 4,512 435,363
Autoliv , Inc. ........................ 1,801 136,516
BorgWarner, Inc. .................... 3,256 113,895
Bridgestone Corp. ................... 29,000 945,255
Cie Generale des Etablissements Michelin SCA 2,723 294,087
Continental AG ..................... 2,578 273,915
Denso Corp. ....................... 6,100 284,239
Faurecia SE
(e)
...................... 2,142 81,237
Koito Manufacturing Co. Ltd. ............ 1,800 86,803
Lear Corp. ........................ 1,103 133,254
NGK Spark Plug Co. Ltd. .............. 14,300 251,493
Pirelli & C SpA
(c)(e)
................... 20,678 86,217
Sumitomo Electric Industries Ltd. ......... 21,600 238,466
Sumitomo Rubber Industries Ltd. ......... 7,200 63,333
Toyota Industries Corp. ................ 6,200 400,665
Valeo SA ......................... 3,978 120,340
Yokohama Rubber Co. Ltd. (The) ......... 6,600 94,805
4,148,956
Automobiles — 0.8%
Bayerische Motoren Werke AG .......... 1,450 99,091
Daimler AG (Registered) ............... 4,904 253,480
Ferrari NV ........................ 1,401 249,927
Fiat Chrysler Automobiles NV
(e)
.......... 7,167 87,922
Ford Motor Co. ..................... 50,243 388,378
General Motors Co. .................. 15,963 551,202
Honda Motor Co. Ltd. ................. 30,900 730,876
Nissan Motor Co. Ltd. ................. 43,300 153,305
Peugeot SA
(e)
...................... 7,252 130,277
Subaru Corp. ...................... 16,800 308,330
Suzuki Motor Corp. .................. 4,100 176,086
Tesla, Inc.
(e)(f)
....................... 11,620 4,509,025
Toyota Motor Corp. .................. 25,400 1,667,432
9,305,331
Security
Shares
Shares Value
Banks — 2.6%
ABN AMRO Bank NV, CVA
(c)
............ 5,982 $ 49,138
Australia & New Zealand Banking Group Ltd. . 30,654 406,798
Banco Bilbao Vizcaya Argentaria SA ....... 116,848 337,124
Banco Santander SA ................. 297,214 595,188
Bank Leumi Le-Israel BM .............. 15,370 72,439
Bank of America Corp. ................ 150,430 3,565,191
Barclays plc ....................... 202,066 280,079
BNP Paribas SA
(e)
................... 14,137 493,025
BOC Hong Kong Holdings Ltd. ........... 60,000 166,649
CaixaBank SA ...................... 43,032 78,516
Citigroup, Inc. ...................... 44,558 1,845,592
Citizens Financial Group, Inc. ........... 12,545 341,851
Comerica, Inc. ...................... 4,070 185,226
Commonwealth Bank of Australia ......... 21,451 1,041,479
Credit Agricole SA
(e)
.................. 11,880 93,977
Danske Bank A/S
(e)
.................. 10,379 138,327
DBS Group Holdings Ltd. .............. 20,200 300,896
East West Bancorp, Inc. ............... 4,071 148,510
Erste Group Bank AG ................. 1,980 40,700
Fifth Third Bancorp .................. 18,240 423,533
First Republic Bank .................. 4,217 531,932
Hang Seng Bank Ltd. ................. 11,600 178,710
HSBC Holdings plc .................. 267,526 1,121,093
Huntington Bancshares, Inc. ............ 25,681 268,110
ING Groep NV ...................... 45,371 310,779
Intesa Sanpaolo SpA
(e)
................ 192,618 319,766
Japan Post Bank Co. Ltd. .............. 17,400 138,778
JPMorgan Chase & Co. ............... 56,971 5,585,437
KBC Group NV ..................... 4,139 204,495
KeyCorp .......................... 27,799 360,831
M&T Bank Corp. .................... 4,146 429,443
Mitsubishi UFJ Financial Group, Inc. ....... 203,600 802,572
Mizuho Financial Group, Inc. ............ 35,050 431,537
National Australia Bank Ltd. ............. 39,862 521,514
Natwest Group plc ................... 64,953 104,727
Nordea Bank Abp ................... 6,819 51,178
Oversea-Chinese Banking Corp. Ltd. ...... 35,800 220,805
People's United Financial, Inc. ........... 12,603 134,474
Regions Financial Corp. ............... 23,103 307,270
Signature Bank ..................... 1,403 113,278
Societe Generale SA
(e)
................ 9,583 130,213
Standard Chartered plc ................ 37,714 172,346
Sumitomo Mitsui Financial Group, Inc. ...... 21,300 589,625
Sumitomo Mitsui Trust Holdings, Inc. ....... 2,200 59,152
SVB Financial Group
(e)
................ 1,350 392,445
Svenska Handelsbanken AB, Class A
(e)
..... 3,837 31,090
Swedbank AB, Class A
(e)
............... 3,174 49,691
Truist Financial Corp. ................. 29,459 1,240,813
UniCredit SpA
(e)
..................... 25,221 188,890
United Overseas Bank Ltd. ............. 14,000 194,522
US Bancorp ....................... 29,507 1,149,298
Wells Fargo & Co. ................... 86,514 1,855,725
Westpac Banking Corp. ............... 45,962 581,735
Zions Bancorp NA ................... 3,553 114,655
29,491,167
Beverages — 1.0%
Anheuser-Busch InBev SA/NV ........... 11,916 616,369
Asahi Group Holdings Ltd. .............. 6,900 213,535
Brown-Forman Corp., Class B ........... 5,603 390,585
Budweiser Brewing Co. APAC Ltd.
(c)
....... 35,800 105,578
Carlsberg A/S, Class B ................ 1,356 171,698
Coca-Cola Bottlers Japan Holdings, Inc. .... 3,800 53,641
Coca-Cola Co. (The) ................. 69,456 3,338,055
Coca-Cola European Partners plc ......... 2,921 104,309
Coca-Cola HBC AG .................. 4,097 93,064

2020
BlackRock Semi-Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Shares
Shares Value
Beverages (continued)
Constellation Brands, Inc., Class A ........ 3,009 $ 497,177
Diageo plc ........................ 33,670 1,088,143
Heineken Holding NV ................. 553 42,615
Keurig Dr Pepper, Inc. ................ 12,004 322,908
Kirin Holdings Co. Ltd. ................ 13,800 248,792
Molson Coors Beverage Co., Class B ...... 4,064 143,297
Monster Beverage Corp.
(e)
.............. 6,057 463,785
PepsiCo, Inc. ...................... 23,556 3,139,779
Pernod Ricard SA ................... 1,579 254,381
Suntory Beverage & Food Ltd. ........... 3,100 106,912
Treasury Wine Estates Ltd. ............. 4,646 29,952
11,424,575
Biotechnology — 0.8%
AbbVie, Inc. ....................... 24,902 2,119,160
Alexion Pharmaceuticals, Inc.
(e)
.......... 2,060 237,188
Alnylam Pharmaceuticals, Inc.
(e)
.......... 832 102,311
Amgen, Inc. ....................... 8,187 1,776,088
Argenx SE
(e)
....................... 215 53,652
Biogen, Inc.
(e)
...................... 1,976 498,090
BioMarin Pharmaceutical, Inc.
(e)
.......... 519 38,629
CSL Ltd. .......................... 5,161 1,044,882
Exact Sciences Corp.
(e)
................ 1,107 137,080
Galapagos NV
(e)
.................... 391 45,703
Genmab A/S
(e)
...................... 537 179,372
Gilead Sciences, Inc. ................. 17,197 1,000,006
Grifols SA ......................... 3,607 97,476
Incyte Corp.
(e)
...................... 1,293 112,026
Moderna , Inc.
(e)
..................... 2,496 168,405
PeptiDream , Inc.
(e)
................... 600 27,728
Regeneron Pharmaceuticals, Inc.
(e)
........ 1,277 694,126
Sarepta Therapeutics, Inc.
(e)
............ 343 46,617
Seagen , Inc.
(e)
...................... 1,084 180,811
Vertex Pharmaceuticals, Inc.
(e)
........... 3,278 683,004
9,242,354
Building Products — 0.5%
AGC, Inc. ......................... 5,600 174,865
Allegion plc ........................ 3,220 317,170
AO Smith Corp. ..................... 9,044 467,484
Assa Abloy AB, Class B ............... 4,960 106,305
Carrier Global Corp. .................. 20,724 691,974
Cie de Saint-Gobain
(e)
................. 5,781 225,190
Daikin Industries Ltd. ................. 4,200 785,960
Fortune Brands Home & Security, Inc. ...... 3,150 254,741
Geberit AG (Registered) ............... 396 225,391
Johnson Controls International plc ........ 20,583 868,809
Kingspan Group plc .................. 1,429 124,572
Lennox International, Inc. .............. 1,279 347,453
Masco Corp. ....................... 3,066 164,338
Trane Technologies plc ................ 6,159 817,607
5,571,859
Capital Markets — 1.8%
3i Group plc ....................... 11,669 145,742
Ameriprise Financial, Inc. .............. 2,853 458,848
Amundi SA
(c)(e)
...................... 1,007 66,051
Apollo Global Management, Inc. .......... 2,985 110,027
ASX Ltd. ......................... 1,091 61,090
Bank of New York Mellon Corp. (The) ...... 20,215 694,587
Blackstone Group, Inc. (The), Class A ...... 15,350 773,947
Carlyle Group, Inc. (The) ............... 5,008 124,799
Cboe Global Markets, Inc. .............. 3,645 296,302
Charles Schwab Corp. (The) ............ 31,372 1,289,703
CME Group, Inc. .................... 7,799 1,175,465
Credit Suisse Group AG (Registered) ...... 40,202 379,160
Security
Shares
Shares Value
Capital Markets (continued)
Daiwa Securities Group, Inc. ............ 16,900 $ 68,476
Deutsche Bank AG (Registered)
(e)
......... 25,023 231,241
Deutsche Boerse AG ................. 2,696 397,265
FactSet Research Systems, Inc. .......... 811 248,572
Franklin Resources, Inc. ............... 11,302 211,913
Goldman Sachs Group, Inc. (The) ........ 7,217 1,364,302
Hargreaves Lansdown plc .............. 3,145 55,214
Hong Kong Exchanges & Clearing Ltd. ..... 14,300 685,238
Intercontinental Exchange, Inc. .......... 10,462 987,613
Invesco Ltd. ....................... 11,076 145,206
Japan Exchange Group, Inc. ............ 6,300 153,803
Julius Baer Group Ltd. ................ 4,731 210,554
KKR & Co., Inc. ..................... 10,946 373,806
London Stock Exchange Group plc ........ 3,948 425,586
Macquarie Group Ltd. ................. 4,024 358,780
MarketAxess Holdings, Inc. ............. 858 462,333
Moody's Corp. ...................... 3,702 973,256
Morgan Stanley ..................... 28,482 1,371,408
MSCI, Inc. ........................ 1,867 653,151
Nasdaq, Inc. ....................... 3,019 365,269
Natixis SA
(e)
....................... 12,311 28,675
Nomura Holdings, Inc. ................ 44,300 198,395
Northern Trust Corp. .................. 5,495 430,094
Partners Group Holding AG ............. 311 279,995
Raymond James Financial, Inc. .......... 3,642 278,395
S&P Global, Inc. .................... 5,471 1,765,656
SBI Holdings, Inc. ................... 2,600 59,933
Schroders plc ...................... 2,048 69,381
SEI Investments Co. .................. 3,368 165,537
St. James's Place plc ................. 3,511 40,920
Standard Life Aberdeen plc ............. 34,377 100,167
State Street Corp. ................... 8,837 520,499
T. Rowe Price Group, Inc. .............. 5,067 641,786
Tradeweb Markets, Inc., Class A .......... 2,450 133,476
UBS Group AG (Registered) ............ 54,997 640,274
20,671,890
Chemicals — 1.2%
Air Liquide SA ...................... 7,714 1,128,082
Air Products & Chemicals, Inc. ........... 4,218 1,165,180
Akzo Nobel NV ..................... 1,670 160,634
Asahi Kasei Corp. ................... 12,100 104,853
BASF SE ......................... 13,877 759,880
CF Industries Holdings, Inc. ............. 5,917 163,368
Chr Hansen Holding A/S ............... 2,020 203,838
Corteva , Inc. ....................... 14,310 471,944
Covestro AG
(c)
...................... 870 41,522
Croda International plc ................ 452 35,328
Dow, Inc. ......................... 14,875 676,664
DuPont de Nemours, Inc. .............. 11,157 634,610
Ecolab, Inc. ....................... 1,767 324,404
EMS- Chemie Holding AG (Registered) ..... 102 89,717
FMC Corp. ........................ 3,086 317,056
Givaudan SA (Registered) .............. 209 852,290
Johnson Matthey plc ................. 3,584 99,768
Koninklijke DSM NV .................. 1,590 254,285
Kuraray Co. Ltd. .................... 9,700 89,715
Linde plc ......................... 9,322 2,054,010
LyondellBasell Industries NV, Class A ...... 5,069 346,973
Mitsubishi Chemical Holdings Corp. ....... 9,000 50,653
Nippon Paint Holdings Co. Ltd. ........... 3,100 279,248
Nippon Sanso Holdings Corp. ........... 2,600 38,120
Nitto Denko Corp. ................... 3,400 238,870
Novozymes A/S, Class B ............... 5,009 301,247
PPG Industries, Inc. .................. 1,529 198,342
Sherwin-Williams Co. (The) ............. 682 469,202

BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Shares
Shares Value
Chemicals (continued)
Shin-Etsu Chemical Co. Ltd. ............ 5,000 $ 667,834
Sika AG (Registered) ................. 2,341 575,898
Solvay SA ......................... 2,861 232,457
Sumitomo Chemical Co. Ltd. ............ 83,400 272,817
Symrise AG ....................... 1,148 141,560
Toray Industries, Inc. ................. 33,900 153,394
Umicore SA ....................... 3,623 139,671
13,733,434
Commercial Services & Supplies — 0.4%
Brambles Ltd. ...................... 38,740 261,275
Cintas Corp. ....................... 2,377 747,685
Copart , Inc.
(e)
...................... 4,275 471,789
Rentokil Initial plc .................... 26,974 183,645
Republic Services, Inc. ................ 7,339 647,079
Rollins, Inc. ........................ 7,681 444,346
Securitas AB, Class B
(e)
............... 7,139 100,774
Waste Connections, Inc. ............... 9,094 903,216
Waste Management, Inc. ............... 12,669 1,367,112
5,126,921
Communications Equipment — 0.2%
Cisco Systems, Inc. .................. 56,616 2,032,514
Motorola Solutions, Inc. ............... 1,195 188,882
Nokia OYJ
(e)
....................... 87,915 296,379
Telefonaktiebolaget LM Ericsson, Class B ... 22,259 248,511
2,766,286
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios
SA ........................... 5,585 132,759
Ferrovial SA ....................... 14,238 308,360
HOCHTIEF AG ..................... 1,239 91,148
Vinci SA .......................... 5,271 416,331
948,598
Construction Materials — 0.1%
CRH plc .......................... 10,465 366,189
HeidelbergCement AG ................ 1,347 77,039
James Hardie Industries plc, CDI ......... 8,915 216,455
LafargeHolcim Ltd. (Registered)
(e)
......... 12,973 556,797
1,216,480
Consumer Finance — 0.3%
Ally Financial, Inc. ................... 8,993 239,933
American Express Co. ................ 15,182 1,385,206
Capital One Financial Corp. ............. 10,078 736,500
Discover Financial Services ............. 6,005 390,385
Synchrony Financial .................. 12,769 319,481
3,071,505
Containers & Packaging — 0.3%
Avery Dennison Corp. ................. 2,282 315,806
Ball Corp. ......................... 14,420 1,283,380
Crown Holdings, Inc.
(e)
................ 3,598 308,708
International Paper Co. ................ 23,606 1,032,762
Packaging Corp. of America ............ 4,091 468,379
Sealed Air Corp. .................... 4,465 176,769
Smurfit Kappa Group plc ............... 2,366 89,149
WestRock Co. ...................... 8,707 326,948
4,001,901
Distributors — 0.0%
Genuine Parts Co. ................... 3,924 354,847
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B
(e)
....... 25,059 5,059,412
Equitable Holdings, Inc. ............... 9,054 194,571
Security
Shares
Shares Value
Diversified Financial Services (continued)
EXOR NV ......................... 2,287 $ 118,985
Groupe Bruxelles Lambert SA ........... 1,945 159,506
Investor AB, Class B .................. 1,095 65,633
M&G plc .......................... 48,633 92,508
Mitsubishi UFJ Lease & Finance Co. Ltd. .... 9,000 38,133
ORIX Corp. ........................ 30,000 350,857
Voya Financial, Inc. .................. 1,880 90,109
6,169,714
Diversified Telecommunication Services — 1.1%
AT&T, Inc. ......................... 155,544 4,202,799
BT Group plc ....................... 180,908 237,596
Cellnex Telecom SA
(c)
................. 2,346 150,592
CenturyLink, Inc. .................... 50,124 432,069
Deutsche Telekom AG (Registered) ....... 39,032 593,237
Elisa OYJ ......................... 1,736 85,357
Koninklijke KPN NV .................. 18,419 49,746
Liberty Global plc, Class A
(e)
............. 3,157 59,920
Liberty Global plc, Class C
(e)
............ 8,459 157,845
Nippon Telegraph & Telephone Corp. ...... 17,300 363,920
Orange SA ........................ 24,315 273,048
Proximus SADP ..................... 1,813 35,245
Swisscom AG (Registered) ............. 271 137,831
Telefonica SA ...................... 87,446 284,464
Verizon Communications, Inc. ........... 103,832 5,917,386
12,981,055
Electric Utilities — 0.7%
Edison International .................. 8,196 459,304
Electricite de France SA ............... 15,036 174,524
Elia Group SA/NV ................... 1,026 99,236
Enel SpA ......................... 120,690 959,546
Eversource Energy .................. 6,021 525,453
Exelon Corp. ....................... 20,494 817,506
Fortum OYJ ....................... 18,889 355,049
Iberdrola SA ....................... 100,897 1,191,349
Longview Energy Co. (Acquired 08/13/04, cost
$48,000)
(a)(e)(g)
.................... 3,200 4,704
NextEra Energy, Inc. ................. 30,300 2,218,263
Orsted A/S
(c)
....................... 3,921 622,318
Red Electrica Corp. SA ................ 2,461 43,349
SSE plc .......................... 18,793 308,196
Terna Rete Elettrica Nazionale SpA ........ 35,404 239,040
Verbund AG ....................... 1,676 96,662
8,114,499
Electrical Equipment — 0.5%
ABB Ltd. (Registered) ................. 28,202 684,322
AMETEK, Inc. ...................... 1,785 175,287
Eaton Corp. plc ..................... 5,591 580,290
Emerson Electric Co. ................. 7,334 475,170
Legrand SA ....................... 4,640 343,450
Mitsubishi Electric Corp. ............... 32,700 421,140
Nidec Corp. ....................... 6,800 686,814
Prysmian SpA ...................... 5,299 144,199
Rockwell Automation, Inc. .............. 1,243 294,740
Schneider Electric SE ................. 7,781 945,442
Sensata Technologies Holding plc
(e)
....... 2,839 124,093
Siemens Energy AG
(e)
................. 6,000 131,372
Siemens Gamesa Renewable Energy SA .... 2,756 78,213
Vestas Wind Systems A/S .............. 3,294 565,132
5,649,664
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A .............. 4,759 537,006
CDW Corp. ........................ 385 47,201
Cognex Corp. ...................... 2,993 197,239

2020
BlackRock Semi-Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Corning, Inc. ....................... 21,529 $ 688,282
FLIR Systems, Inc. ................... 3,022 104,833
Halma plc ......................... 4,385 134,565
Hamamatsu Photonics KK .............. 4,500 226,439
Hexagon AB, Class B ................. 587 43,025
Hirose Electric Co. Ltd. ................ 2,300 321,044
Hitachi Ltd. ........................ 11,600 390,970
IPG Photonics Corp.
(e)
................ 1,649 306,648
Keyence Corp. ..................... 2,100 953,027
Keysight Technologies, Inc.
(e)
............ 2,474 259,448
Kyocera Corp. ...................... 5,900 324,928
Murata Manufacturing Co. Ltd. ........... 16,700 1,171,149
Omron Corp. ....................... 6,000 433,236
TDK Corp. ........................ 4,400 517,443
TE Connectivity Ltd. .................. 2,782 269,520
Trimble, Inc.
(e)
...................... 1,851 89,089
Yokogawa Electric Corp. ............... 1,200 17,642
Zebra Technologies Corp., Class A
(e)
....... 451 127,922
7,160,656
Energy Equipment & Services — 0.2%
Baker Hughes Co. ................... 28,359 418,862
Halliburton Co. ..................... 40,145 484,149
National Oilwell Varco, Inc. ............. 26,067 218,963
Schlumberger NV ................... 66,520 993,809
Tenaris SA ........................ 26,435 126,148
2,241,931
Entertainment — 0.8%
Activision Blizzard, Inc. ................ 12,377 937,310
Electronic Arts, Inc.
(e)
................. 4,818 577,341
Netflix, Inc.
(e)
....................... 5,587 2,657,959
Nexon Co. Ltd. ..................... 2,800 78,039
Nintendo Co. Ltd. .................... 1,200 648,826
Roku, Inc.
(e)
........................ 567 114,761
Take-Two Interactive Software, Inc.
(e)
....... 1,643 254,534
Ubisoft Entertainment SA
(e)
............. 618 54,590
Vivendi SA ........................ 8,770 253,133
Walt Disney Co. (The) ................ 26,864 3,257,260
8,833,753
Equity Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc. ....... 1,231 186,521
American Tower Corp. ................ 6,124 1,406,377
AvalonBay Communities, Inc. ........... 1,876 261,008
Boston Properties, Inc. ................ 2,300 166,543
British Land Co. plc (The) .............. 887 4,006
Camden Property Trust ................ 1,259 116,130
Covivio .......................... 827 49,248
Crown Castle International Corp. ......... 5,484 856,601
Daiwa House REIT Investment Corp. ...... 14 32,386
Digital Realty Trust, Inc. ............... 3,101 447,474
Duke Realty Corp. ................... 2,590 98,394
Equinix , Inc. ....................... 1,124 821,914
Equity LifeStyle Properties, Inc. .......... 1,739 102,931
Equity Residential ................... 5,941 279,108
Essex Property Trust, Inc. .............. 987 201,930
Extra Space Storage, Inc. .............. 1,033 119,776
Federal Realty Investment Trust .......... 1,058 72,769
Gecina SA ........................ 428 53,133
GLP J- Reit ........................ 19 29,291
Goodman Group .................... 8,421 108,994
GPT Group (The) .................... 8,126 23,015
Healthpeak Properties, Inc. ............. 6,149 165,839
Host Hotels & Resorts, Inc. ............. 5,216 54,664
ICADE ........................... 834 42,176
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Invitation Homes, Inc. ................. 4,895 $ 133,438
Iron Mountain, Inc. ................... 2,198 57,280
Japan Real Estate Investment Corp. ....... 20 98,014
Japan Retail Fund Investment Corp. ....... 31 44,684
Klepierre SA ....................... 3,605 45,676
Land Securities Group plc .............. 9,353 61,711
Link REIT ......................... 34,200 261,010
Medical Properties Trust, Inc. ............ 4,435 79,032
Mid-America Apartment Communities, Inc. ... 1,221 142,405
Mirvac Group ...................... 18,333 27,187
National Retail Properties, Inc. ........... 1,431 45,806
Nippon Building Fund, Inc. .............. 22 111,118
Nippon Prologis REIT, Inc. .............. 15 49,372
Nomura Real Estate Master Fund, Inc. ..... 54 64,484
Omega Healthcare Investors, Inc. ......... 1,783 51,368
Orix JREIT, Inc. ..................... 37 52,000
Prologis, Inc. ....................... 9,562 948,550
Public Storage ...................... 2,035 466,157
Realty Income Corp. .................. 3,684 213,156
Regency Centers Corp. ............... 1,859 66,162
SBA Communications Corp. ............ 1,242 360,640
Scentre Group ...................... 64,872 95,733
Segro plc ......................... 6,994 81,723
Simon Property Group, Inc. ............. 3,708 232,899
Stockland ......................... 15,632 42,270
Sun Communities, Inc. ................ 909 125,106
UDR, Inc. ......................... 4,802 150,014
Unibail - Rodamco -Westfield ............. 2,961 119,864
United Urban Investment Corp. .......... 50 53,384
Ventas, Inc. ....................... 3,299 130,212
VEREIT, Inc. ....................... 7,330 45,446
VICI Properties, Inc. .................. 2,470 56,687
Vicinity Centres ..................... 41,730 35,462
Vornado Realty Trust ................. 3,311 101,747
Welltower , Inc. ...................... 4,391 236,104
Weyerhaeuser Co. ................... 5,772 157,518
WP Carey, Inc. ..................... 1,850 115,829
10,859,476
Food & Staples Retailing — 0.3%
Aeon Co. Ltd. ...................... 6,700 171,173
Coles Group Ltd. .................... 2,157 26,946
Costco Wholesale Corp. ............... 4,806 1,718,722
Dairy Farm International Holdings Ltd. ...... 21,700 81,740
Koninklijke Ahold Delhaize NV ........... 22,237 609,645
Kroger Co. (The) .................... 5,122 164,980
Lawson, Inc. ....................... 1,000 45,945
METRO AG ....................... 3,915 38,392
Sysco Corp. ....................... 1,868 103,319
Walgreens Boots Alliance, Inc. ........... 9,407 320,214
Welcia Holdings Co. Ltd. ............... 1,400 54,826
Woolworths Group Ltd. ................ 9,245 248,693
3,584,595
Food Products — 1.6%
Ajinomoto Co., Inc. ................... 6,300 126,572
Archer-Daniels-Midland Co. ............. 18,029 833,661
Associated British Foods plc ............ 3,150 69,274
Barry Callebaut AG (Registered) .......... 36 74,327
Bunge Ltd. ........................ 7,141 405,109
Campbell Soup Co. .................. 10,444 487,421
Chocoladefabriken Lindt & Spruengli AG .... 25 198,212
Chocoladefabriken Lindt & Spruengli AG
(Registered) ..................... 5 432,272
Conagra Brands, Inc. ................. 18,233 639,796
Danone SA ........................ 7,285 404,064

BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Shares
Shares Value
Food Products (continued)
General Mills, Inc. ................... 18,861 $ 1,115,062
Hershey Co. (The) ................... 5,433 746,820
Hormel Foods Corp. .................. 15,368 748,268
Ingredion, Inc. ...................... 3,981 282,213
JM Smucker Co. (The) ................ 5,813 652,219
Kellogg Co. ........................ 11,216 705,374
Kerry Group plc, Class A ............... 1,982 237,249
Kikkoman Corp. ..................... 4,600 229,081
Kraft Heinz Co. (The) ................. 27,171 831,161
Lamb Weston Holdings, Inc. ............ 5,682 360,523
McCormick & Co., Inc. (Non-Voting) ....... 3,942 711,570
Mondelez International, Inc., Class A ....... 37,367 1,984,935
Nestle SA (Registered) ................ 39,769 4,473,135
Nisshin Seifun Group, Inc. .............. 1,800 27,106
Nissin Foods Holdings Co. Ltd. .......... 900 77,930
Toyo Suisan Kaisha Ltd. ............... 1,000 49,766
Tyson Foods, Inc., Class A ............. 10,959 627,184
Wilmar International Ltd. ............... 74,000 219,081
Yakult Honsha Co. Ltd. ................ 4,300 208,090
17,957,475
Gas Utilities — 0.1%
APA Group
(h)
....................... 16,419 121,047
Atmos Energy Corp. .................. 408 37,401
Hong Kong & China Gas Co. Ltd. ......... 303,450 437,819
Naturgy Energy Group SA .............. 14,951 277,762
Osaka Gas Co. Ltd. .................. 9,700 184,205
Snam SpA ........................ 52,995 258,408
Toho Gas Co. Ltd. ................... 1,700 87,757
Tokyo Gas Co. Ltd. .................. 8,500 192,606
1,597,005
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories .................. 25,457 2,675,785
ABIOMED, Inc.
(e)
.................... 497 125,184
Alcon, Inc.
(e)
....................... 6,926 393,765
Align Technology, Inc.
(e)
................ 976 415,854
Ambu A/S, Class B ................... 1,450 43,979
Asahi Intecc Co. Ltd. ................. 1,200 37,186
Baxter International, Inc. ............... 5,884 456,422
Becton Dickinson and Co. .............. 4,778 1,104,339
BioMerieux ........................ 191 28,440
Boston Scientific Corp.
(e)
............... 21,791 746,777
Carl Zeiss Meditec AG ................ 812 104,919
Cochlear Ltd. ...................... 196 29,254
Coloplast A/S, Class B ................ 2,147 313,984
Cooper Cos., Inc. (The) ............... 636 202,916
Danaher Corp. ..................... 9,839 2,258,444
Dentsply Sirona, Inc. ................. 1,545 72,908
DexCom , Inc.
(e)
..................... 1,367 436,866
DiaSorin SpA ...................... 216 47,418
Edwards Lifesciences Corp.
(e)
........... 9,056 649,225
GN Store Nord A/S ................... 967 69,621
Hologic , Inc.
(e)
...................... 3,450 237,429
Hoya Corp. ........................ 4,800 541,713
IDEXX Laboratories, Inc.
(e)
.............. 1,215 516,156
Insulet Corp.
(e)
...................... 903 200,692
Intuitive Surgical, Inc.
(e)
................ 1,747 1,165,389
Koninklijke Philips NV
(e)
................ 10,414 482,343
Masimo Corp.
(e)
..................... 630 141,006
Medtronic plc ...................... 21,926 2,205,098
Olympus Corp. ..................... 12,000 229,729
ResMed , Inc. ...................... 2,031 389,830
Siemens Healthineers AG
(c)
............. 7,213 309,645
Smith & Nephew plc .................. 10,553 183,244
Sonova Holding AG (Registered)
(e)
........ 687 163,072
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
STERIS plc ........................ 998 $ 176,836
Straumann Holding AG (Registered) ....... 117 122,131
Stryker Corp. ...................... 5,471 1,105,197
Sysmex Corp. ...................... 1,700 159,679
Teleflex, Inc. ....................... 600 190,938
Terumo Corp. ...................... 7,000 257,628
Varian Medical Systems, Inc.
(e)
........... 995 171,936
West Pharmaceutical Services, Inc. ....... 983 267,445
Zimmer Biomet Holdings, Inc. ........... 2,694 355,877
19,786,299
Health Care Providers & Services — 1.0%
AmerisourceBergen Corp. .............. 1,905 183,013
Anthem, Inc. ....................... 4,113 1,122,027
Cardinal Health, Inc. .................. 4,356 199,461
Centene Corp.
(e)
.................... 6,642 392,542
Cigna Corp. ....................... 5,088 849,543
CVS Health Corp. ................... 20,668 1,159,268
DaVita, Inc.
(e)
....................... 461 39,761
Fresenius Medical Care AG & Co. KGaA .... 4,002 305,601
Fresenius SE & Co. KGaA .............. 8,133 301,681
HCA Healthcare, Inc. ................. 3,800 470,972
Henry Schein, Inc.
(e)
.................. 848 53,916
Humana, Inc. ...................... 2,077 829,305
Laboratory Corp. of America Holdings
(e)
..... 936 186,985
McKesson Corp. .................... 2,201 324,626
Molina Healthcare, Inc.
(e)
............... 841 156,821
Quest Diagnostics, Inc. ................ 1,336 163,179
UnitedHealth Group, Inc. ............... 13,773 4,202,693
Universal Health Services, Inc., Class B .... 554 60,691
11,002,085
Health Care Technology — 0.1%
Cerner Corp. ....................... 4,075 285,617
M3, Inc. .......................... 4,500 303,911
Teladoc Health, Inc.
(e)
................. 1,050 206,283
Veeva Systems, Inc., Class A
(e)
.......... 2,041 551,172
1,346,983
Hotels, Restaurants & Leisure — 1.6%
Aramark .......................... 18,384 509,972
Aristocrat Leisure Ltd. ................. 4,174 84,051
Carnival Corp. ...................... 26,382 361,697
Chipotle Mexican Grill, Inc.
(e)
............ 1,185 1,423,754
Compass Group plc .................. 19,588 268,115
Darden Restaurants, Inc. .............. 8,366 769,003
Domino's Pizza, Inc. .................. 2,417 914,399
Flutter Entertainment plc ............... 1,313 229,523
Galaxy Entertainment Group Ltd. ......... 11,000 72,694
Hilton Worldwide Holdings, Inc. .......... 7,554 663,317
Las Vegas Sands Corp. ............... 15,262 733,492
Marriott International, Inc., Class A ........ 8,662 804,526
McDonald's Corp. ................... 21,757 4,634,241
Melco Resorts & Entertainment Ltd., ADR ... 13,607 219,345
MGM Resorts International ............. 17,875 367,689
Oriental Land Co. Ltd. ................ 1,500 209,967
Royal Caribbean Cruises Ltd. ........... 7,433 419,370
Sands China Ltd. .................... 13,600 47,731
Sodexo SA ........................ 477 30,641
Starbucks Corp. ..................... 38,220 3,323,611
Vail Resorts, Inc. .................... 1,397 324,160
Wynn Resorts Ltd. ................... 6,563 475,358
Yum! Brands, Inc. ................... 13,852 1,292,807
18,179,463

2020
BlackRock Semi-Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Shares
Shares Value
Household Durables — 0.2%
Mohawk Industries, Inc.
(e)
.............. 1,355 $ 139,823
Newell Brands, Inc. .................. 3,767 66,525
Nikon Corp. ....................... 30,700 187,097
Panasonic Corp. .................... 18,600 171,818
SEB SA .......................... 439 71,343
Sharp Corp. ....................... 7,700 89,040
Sony Corp. ........................ 14,700 1,225,487
Whirlpool Corp. ..................... 225 41,616
1,992,749
Household Products — 0.9%
Church & Dwight Co., Inc. .............. 5,261 465,020
Clorox Co. (The) .................... 3,231 669,625
Colgate-Palmolive Co. ................ 17,999 1,419,941
Henkel AG & Co. KGaA ............... 916 82,810
Kimberly-Clark Corp. ................. 6,911 916,329
Lion Corp. ........................ 2,100 42,822
Pigeon Corp. ....................... 1,700 78,288
Procter & Gamble Co. (The) ............ 43,761 5,999,633
Reckitt Benckiser Group plc ............. 9,052 797,377
Unicharm Corp. ..................... 5,500 254,490
10,726,335
Independent Power and Renewable Electricity Producers — 0.0%
Uniper SE ......................... 5,249 156,784
Vistra Corp. ....................... 6,907 119,975
276,759
Industrial Conglomerates — 0.3%
3M Co. ........................... 8,859 1,417,086
CK Hutchison Holdings Ltd. ............. 71,500 431,859
Roper Technologies, Inc. ............... 1,099 408,103
Siemens AG (Registered) .............. 11,573 1,357,699
Smiths Group plc .................... 5,619 96,815
Toshiba Corp. ...................... 3,500 88,535
3,800,097
Insurance — 1.4%
Admiral Group plc ................... 925 32,952
Aegon NV ......................... 21,439 57,671
Aflac, Inc. ......................... 1,872 63,554
Ageas SA ......................... 2,439 98,216
AIA Group Ltd. ..................... 156,600 1,490,390
Alleghany Corp. ..................... 193 105,557
Allianz SE (Registered) ................ 6,320 1,113,297
Allstate Corp. (The) .................. 5,962 529,128
American International Group, Inc. ........ 13,877 436,987
Aon plc, Class A .................... 4,348 800,075
Arch Capital Group Ltd.
(e)
.............. 7,640 230,804
Arthur J Gallagher & Co. ............... 2,979 308,952
Assicurazioni Generali SpA ............. 19,448 260,880
Aviva plc ......................... 36,730 122,516
AXA SA .......................... 25,050 402,285
Baloise Holding AG (Registered) ......... 598 81,780
Brown & Brown, Inc. .................. 2,757 119,957
Cincinnati Financial Corp. .............. 3,332 235,706
Dai-ichi Life Holdings, Inc. .............. 15,100 225,525
Erie Indemnity Co., Class A ............. 572 133,202
Everest Re Group Ltd. ................ 752 148,204
Fidelity National Financial, Inc. ........... 4,561 142,714
Hannover Rueck SE .................. 949 137,910
Hartford Financial Services Group, Inc. (The) . 3,322 127,963
Insurance Australia Group Ltd. ........... 24,958 83,777
Japan Post Holdings Co. Ltd. ............ 41,200 282,692
Legal & General Group plc ............. 75,442 180,880
Lincoln National Corp. ................ 792 27,799
Loews Corp. ....................... 6,353 220,322
Security
Shares
Shares Value
Insurance (continued)
Mapfre SA ........................ 32,624 $ 49,224
Markel Corp.
(e)
...................... 263 245,326
Marsh & McLennan Cos., Inc. ........... 11,365 1,175,823
MetLife, Inc. ....................... 942 35,655
MS&AD Insurance Group Holdings, Inc. .... 8,300 227,132
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 1,683 394,457
Poste Italiane SpA
(c)
.................. 7,029 57,382
Progressive Corp. (The) ............... 10,699 983,238
Prudential Financial, Inc. ............... 3,612 231,240
Prudential plc ...................... 33,083 404,622
QBE Insurance Group Ltd. ............. 3,823 22,107
Reinsurance Group of America, Inc. ....... 1,668 168,501
RenaissanceRe Holdings Ltd. ........... 785 126,950
Sampo OYJ, Class A ................. 8,653 326,534
SCOR SE
(e)
........................ 1,297 31,498
Sompo Holdings, Inc. ................. 4,600 171,745
Suncorp Group Ltd. .................. 6,885 39,763
Swiss Life Holding AG (Registered)
(e)
...... 413 138,929
Swiss Re AG ....................... 4,371 313,666
T&D Holdings, Inc. ................... 6,400 63,962
Tokio Marine Holdings, Inc. ............. 10,300 460,356
Travelers Cos., Inc. (The) .............. 5,304 640,246
Tryg A/S .......................... 3,463 96,108
Willis Towers Watson plc ............... 2,408 439,412
WR Berkley Corp. ................... 2,166 130,220
Zurich Insurance Group AG ............. 2,338 776,557
15,952,348
Interactive Media & Services — 2.4%
Alphabet, Inc., Class A
(e)
............... 4,716 7,621,575
Alphabet, Inc., Class C
(e)
............... 4,749 7,698,176
Auto Trader Group plc
(c)
............... 9,454 71,079
Facebook, Inc., Class A
(e)
.............. 37,511 9,869,519
IAC/InterActiveCorp
(e)
................. 551 66,517
Match Group, Inc.
(e)
.................. 3,534 412,701
Pinterest, Inc., Class A
(e)
............... 5,371 316,620
Snap, Inc., Class A
(e)
................. 12,372 487,333
Twitter, Inc.
(e)
....................... 11,386 470,925
Z Holdings Corp. .................... 23,600 164,564
Zillow Group, Inc., Class C
(e)
............ 1,433 126,993
27,306,002
Internet & Direct Marketing Retail — 2.2%
Amazon.com, Inc.
(e)
.................. 6,912 20,985,869
Booking Holdings, Inc.
(e)
............... 707 1,147,107
Delivery Hero SE
(c)(e)
.................. 1,280 146,937
eBay, Inc. ......................... 13,400 638,242
Expedia Group, Inc. .................. 2,352 221,441
Just Eat Takeaway.com NV
(c)(e)
........... 969 107,798
MercadoLibre , Inc.
(e)
.................. 669 812,199
Ocado Group plc
(e)
................... 2,860 84,341
Prosus NV
(e)
....................... 4,240 423,305
Rakuten , Inc. ...................... 1,400 13,621
Wayfair, Inc., Class A
(e)
................ 1,370 339,801
24,920,661
IT Services — 2.4%
Accenture plc, Class A ................ 10,851 2,353,690
Adyen NV
(c)(e)
...................... 199 334,468
Afterpay Ltd.
(e)
...................... 1,198 81,571
Akamai Technologies, Inc.
(e)
............. 2,008 191,001
Amadeus IT Group SA ................ 8,126 387,173
Atos SE
(e)
......................... 3,462 236,509
Automatic Data Processing, Inc. .......... 9,108 1,438,700
Black Knight, Inc.
(e)
................... 778 68,425

BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Shares
Shares Value
IT Services (continued)
Booz Allen Hamilton Holding Corp. ........ 2,590 $ 203,315
Broadridge Financial Solutions, Inc. ....... 1,693 232,957
Capgemini SE ...................... 2,604 300,678
Cognizant Technology Solutions Corp., Class A 7,302 521,509
Computershare Ltd. .................. 46,182 394,667
Edenred .......................... 729 33,982
EPAM Systems, Inc.
(e)
................. 691 213,484
Fidelity National Information Services, Inc. ... 9,422 1,173,887
Fiserv, Inc.
(e)
....................... 8,623 823,238
FleetCor Technologies, Inc.
(e)
............ 1,601 353,677
Fujitsu Ltd. ........................ 1,400 165,640
Gartner, Inc.
(e)
...................... 1,373 164,897
Global Payments, Inc. ................ 4,293 677,178
GoDaddy , Inc., Class A
(e)
............... 2,644 187,037
International Business Machines Corp. ..... 17,459 1,949,472
Jack Henry & Associates, Inc. ........... 870 128,977
Mastercard , Inc., Class A ............... 14,490 4,182,394
MongoDB, Inc.
(e)
.................... 861 196,713
NEC Corp. ........................ 1,600 80,592
NTT Data Corp. ..................... 7,900 89,161
Okta , Inc.
(e)
........................ 1,559 327,125
Paychex, Inc. ...................... 3,301 271,507
PayPal Holdings, Inc.
(e)
................ 17,260 3,212,604
Snowflake, Inc., Class A
(e)
.............. 506 126,510
Square, Inc., Class A
(e)
................ 5,037 780,131
Twilio , Inc., Class A
(e)
................. 1,832 511,073
VeriSign, Inc.
(e)
..................... 1,690 322,283
Visa, Inc., Class A ................... 27,370 4,973,403
Western Union Co. (The) .............. 8,456 164,385
Worldline SA
(c)(e)
..................... 2,003 148,355
28,002,368
Leisure Products — 0.1%
Bandai Namco Holdings, Inc. ............ 600 44,841
Hasbro, Inc. ....................... 562 46,489
Peloton Interactive, Inc., Class A
(e)
........ 1,382 152,310
Shimano, Inc. ...................... 1,100 251,587
Yamaha Corp. ...................... 1,400 66,367
561,594
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc. .............. 2,457 250,835
Eurofins Scientific SE
(e)
................ 82 65,298
Illumina, Inc.
(e)
...................... 1,702 498,176
IQVIA Holdings, Inc.
(e)
................. 1,732 266,711
Lonza Group AG (Registered) ........... 744 450,797
Mettler -Toledo International, Inc.
(e)
........ 158 157,670
QIAGEN NV
(e)
...................... 3,009 142,876
Sartorius Stedim Biotech ............... 49 18,581
Thermo Fisher Scientific, Inc. ............ 5,428 2,568,095
Waters Corp.
(e)
..................... 220 49,020
4,468,059
Machinery — 1.7%
Alfa Laval AB
(e)
..................... 2,692 54,679
Alstom SA
(e)
....................... 3,486 155,752
Amada Co. Ltd. ..................... 17,600 153,184
ANDRITZ AG ...................... 5,325 179,594
Atlas Copco AB, Class A ............... 13,153 580,589
Atlas Copco AB, Class B ............... 4,114 157,631
Caterpillar, Inc. ..................... 8,923 1,401,357
CNH Industrial NV
(e)
.................. 37,911 293,950
Cummins, Inc. ...................... 3,228 709,805
Daifuku Co. Ltd. ..................... 3,000 309,354
Deere & Co. ....................... 5,681 1,283,395
Dover Corp. ....................... 3,442 381,064
Security
Shares
Shares Value
Machinery (continued)
FANUC Corp. ...................... 3,800 $ 802,654
Fortive Corp. ....................... 8,802 542,203
GEA Group AG ..................... 2,355 78,430
Hitachi Construction Machinery Co. Ltd. .... 3,900 96,184
IDEX Corp. ........................ 2,444 416,433
Illinois Tool Works, Inc. ................ 7,600 1,488,688
Ingersoll Rand, Inc.
(e)
................. 10,598 370,294
Kawasaki Heavy Industries Ltd. .......... 14,600 174,428
KION Group AG ..................... 982 76,518
Knorr- Bremse AG ................... 2,504 289,966
Komatsu Ltd. ...................... 22,700 511,782
Kone OYJ, Class B .................. 5,171 411,680
Kubota Corp. ...................... 32,200 559,574
Makita Corp. ....................... 3,300 145,872
MINEBEA MITSUMI, Inc. .............. 10,900 196,869
MISUMI Group, Inc. .................. 5,400 160,378
Mitsubishi Heavy Industries Ltd. .......... 16,400 352,358
Nabtesco Corp. ..................... 1,400 52,302
NGK Insulators Ltd. .................. 21,000 299,999
Nordson Corp. ...................... 1,688 326,510
NSK Ltd. ......................... 24,800 198,551
Otis Worldwide Corp. ................. 13,376 819,681
PACCAR, Inc. ...................... 7,764 662,890
Parker-Hannifin Corp. ................. 2,900 604,244
Pentair plc ........................ 2,005 99,769
Sandvik AB
(e)
....................... 8,850 157,752
Schindler Holding AG ................. 1,249 319,951
Schindler Holding AG (Registered) ........ 1,068 274,521
SKF AB, Class B .................... 3,411 69,827
SMC Corp. ........................ 1,200 638,287
Snap-on, Inc. ...................... 1,477 232,672
Stanley Black & Decker, Inc. ............ 3,605 599,151
Sumitomo Heavy Industries Ltd. .......... 3,700 79,303
Techtronic Industries Co. Ltd. ............ 43,500 585,916
THK Co. Ltd. ....................... 4,100 108,834
Volvo AB, Class B
(e)
.................. 17,063 331,657
Wartsila OYJ Abp .................... 32,512 258,367
Westinghouse Air Brake Technologies Corp. .. 5,494 325,794
Xylem, Inc. ........................ 4,527 394,483
Yaskawa Electric Corp. ................ 6,800 264,410
20,039,536
Marine — 0.0%
AP Moller - Maersk A/S, Class A .......... 32 47,317
AP Moller - Maersk A/S, Class B .......... 81 129,813
Kuehne + Nagel International AG (Registered) 1,281 256,025
433,155
Media — 0.3%
Altice USA, Inc., Class A
(e)
.............. 6,404 172,588
Charter Communications, Inc., Class A
(e)
.... 1,308 789,797
Comcast Corp., Class A ............... 56,739 2,396,655
DISH Network Corp., Class A
(e)
.......... 3,331 84,907
I-CABLE Communications Ltd.
(e)
.......... 12,579 94
Informa plc ........................ 30,060 163,095
Pearson plc ....................... 15,921 105,187
Publicis Groupe SA .................. 2,362 82,061
ViacomCBS , Inc. .................... 487 13,914
WPP plc .......................... 15,616 124,729
3,933,027
Metals & Mining — 0.6%
ArcelorMittal SA
(e)
................... 11,188 151,709
BlueScope Steel Ltd. ................. 3,574 36,915
Evraz plc ......................... 34,437 160,362
Fortescue Metals Group Ltd. ............ 31,049 379,838

2020
BlackRock Semi-Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Shares
Shares Value
Metals & Mining (continued)
Glencore plc
(e)
...................... 146,978 $ 296,489
Hitachi Metals Ltd. ................... 3,900 51,719
JFE Holdings, Inc. ................... 9,100 63,938
Mitsubishi Materials Corp. .............. 7,200 132,115
Nippon Steel Corp.
(e)
................. 13,800 133,848
Nucor Corp. ....................... 37,043 1,769,174
Rio Tinto Ltd. ...................... 10,703 696,272
Rio Tinto plc ....................... 22,718 1,284,962
Steel Dynamics, Inc. .................. 36,427 1,146,722
voestalpine AG ..................... 2,127 59,145
6,363,208
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AGNC Investment Corp. ............... 15,200 212,344
Annaly Capital Management, Inc. ......... 36,009 255,304
467,648
Multiline Retail — 0.1%
Dollar General Corp. ................. 763 159,246
Target Corp. ....................... 2,642 402,165
561,411
Multi-Utilities — 0.3%
Consolidated Edison, Inc. .............. 4,883 383,267
E.ON SE ......................... 49,895 519,615
Engie SA
(e)
........................ 27,929 337,789
National Grid plc .................... 57,058 678,733
NiSource, Inc. ...................... 4,679 107,477
Public Service Enterprise Group, Inc. ...... 6,655 386,988
Sempra Energy ..................... 2,906 364,296
Suez SA .......................... 4,241 77,641
Veolia Environnement SA .............. 10,979 204,348
3,060,154
Oil, Gas & Consumable Fuels — 1.5%
BP plc ........................... 301,634 769,373
Cabot Oil & Gas Corp. ................ 13,050 232,159
Cheniere Energy, Inc.
(e)
................ 10,336 494,784
Chevron Corp. ...................... 43,421 3,017,760
Concho Resources, Inc. ............... 6,839 283,887
ConocoPhillips ..................... 30,641 876,945
Diamondback Energy, Inc. .............. 5,168 134,161
ENEOS Holdings, Inc. ................ 47,000 158,591
Eni SpA .......................... 52,907 370,616
EOG Resources, Inc. ................. 18,174 622,278
Exxon Mobil Corp. ................... 101,210 3,301,470
Galp Energia SGPS SA ............... 11,619 94,360
Hess Corp. ........................ 8,853 329,509
Idemitsu Kosan Co. Ltd. ............... 3,900 78,873
Inpex Corp. ........................ 15,000 71,136
Kinder Morgan, Inc. .................. 78,280 931,532
Marathon Petroleum Corp. ............. 23,705 699,298
Matador Resources Co.
(e)
.............. 939 6,639
Neste OYJ ........................ 6,290 328,046
Occidental Petroleum Corp. ............. 33,388 304,832
Oil Search Ltd. ..................... 18,783 33,912
OMV AG ......................... 3,549 82,040
ONEOK, Inc. ....................... 18,182 527,278
Phillips 66 ......................... 16,004 746,747
Pioneer Natural Resources Co. .......... 4,717 375,285
Repsol SA ........................ 34,999 219,726
Santos Ltd. ........................ 12,703 42,230
TOTAL SE ........................ 33,785 1,023,575
Valero Energy Corp. .................. 15,611 602,741
Williams Cos., Inc. (The) ............... 40,396 775,199
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Woodside Petroleum Ltd. .............. 16,081 $ 198,347
17,733,329
Paper & Forest Products — 0.1%
Stora Enso OYJ, Class R .............. 15,668 228,642
UPM- Kymmene OYJ ................. 14,320 404,669
633,311
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A ..... 3,843 844,153
Kao Corp. ......................... 5,400 384,473
Kose Corp. ........................ 500 63,738
L'Oreal SA ........................ 2,477 800,530
Shiseido Co. Ltd. .................... 6,100 377,633
Unilever NV ....................... 16,015 902,826
Unilever plc ........................ 13,570 773,339
4,146,692
Pharmaceuticals — 2.2%
Astellas Pharma, Inc. ................. 23,200 318,140
AstraZeneca plc .................... 15,926 1,599,058
Bristol-Myers Squibb Co. ............... 22,304 1,303,669
Chugai Pharmaceutical Co. Ltd. .......... 8,200 316,520
Daiichi Sankyo Co. Ltd. ................ 19,900 525,234
Eisai Co. Ltd. ...................... 2,900 225,485
Eli Lilly & Co. ...................... 8,308 1,083,862
GlaxoSmithKline plc .................. 65,947 1,101,216
H Lundbeck A/S ..................... 841 23,709
Johnson & Johnson .................. 36,340 4,982,578
Kyowa Kirin Co. Ltd. .................. 1,000 24,833
Merck & Co., Inc. .................... 29,077 2,186,881
Merck KGaA ....................... 1,636 242,343
Novartis AG (Registered) .............. 28,965 2,257,028
Novo Nordisk A/S, Class B ............. 22,955 1,463,741
Ono Pharmaceutical Co. Ltd. ............ 1,200 34,230
Orion OYJ, Class B .................. 1,546 66,168
Otsuka Holdings Co. Ltd. .............. 4,000 148,146
Pfizer, Inc. ........................ 61,655 2,187,519
Roche Holding AG ................... 8,914 2,864,349
Sanofi ........................... 13,115 1,184,198
Shionogi & Co. Ltd. .................. 2,900 136,793
Takeda Pharmaceutical Co. Ltd. .......... 20,000 618,052
UCB SA .......................... 1,514 149,540
Vifor Pharma AG .................... 604 67,978
Zoetis, Inc. ........................ 3,125 495,469
25,606,739
Professional Services — 0.7%
Adecco Group AG (Registered) .......... 4,500 220,653
Bureau Veritas SA
(e)
.................. 7,974 174,857
CoStar Group, Inc.
(e)
.................. 837 689,361
Equifax, Inc. ....................... 4,204 574,266
Experian plc ....................... 21,405 784,149
IHS Markit Ltd. ..................... 10,176 822,933
Intertek Group plc ................... 1,844 132,825
Nielsen Holdings plc .................. 16,113 217,687
Randstad NV
(e)
..................... 495 24,699
Recruit Holdings Co. Ltd. .............. 17,300 658,277
RELX plc ......................... 40,502 801,450
Robert Half International, Inc. ............ 5,069 256,948
SGS SA (Registered) ................. 156 389,659
TransUnion ........................ 5,852 466,170
Verisk Analytics, Inc. .................. 5,219 928,825
Wolters Kluwer NV ................... 9,438 764,163
7,906,922

BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Shares
Shares Value
Real Estate Management & Development — 0.3%
Aroundtown SA
(e)
.................... 16,901 $ 81,068
CBRE Group, Inc., Class A
(e)
............ 2,892 145,757
CK Asset Holdings Ltd. ................ 46,000 213,601
Daito Trust Construction Co. Ltd. ......... 1,500 136,448
Daiwa House Industry Co. Ltd. ........... 9,300 244,355
Deutsche Wohnen SE ................ 4,237 213,854
Henderson Land Development Co. Ltd. ..... 37,000 130,687
Hongkong Land Holdings Ltd. ........... 22,700 83,335
Hulic Co. Ltd. ...................... 4,300 39,831
Jones Lang LaSalle, Inc. ............... 232 26,184
LEG Immobilien AG .................. 656 88,660
Lendlease Corp. Ltd.
(h)
................ 8,119 68,298
Mitsubishi Estate Co. Ltd. .............. 18,600 277,435
Mitsui Fudosan Co. Ltd. ............... 15,300 260,522
New World Development Co. Ltd. ......... 14,000 66,841
Sumitomo Realty & Development Co. Ltd. ... 5,600 149,852
Sun Hung Kai Properties Ltd. ............ 25,500 328,231
Swire Pacific Ltd., Class A .............. 16,500 75,243
Swire Properties Ltd. ................. 18,200 48,840
Swiss Prime Site AG (Registered) ......... 2,123 178,608
Tokyu Fudosan Holdings Corp. ........... 7,400 32,337
Vonovia SE ........................ 6,826 435,932
Wharf Real Estate Investment Co. Ltd. ..... 29,000 111,615
3,437,534
Road & Rail — 0.5%
AMERCO ......................... 356 123,589
Central Japan Railway Co. ............. 1,600 193,471
CSX Corp. ........................ 13,939 1,100,345
East Japan Railway Co. ............... 3,000 156,880
JB Hunt Transport Services, Inc. ......... 1,399 170,314
Knight-Swift Transportation Holdings, Inc. ... 2,868 108,955
Norfolk Southern Corp. ................ 4,699 982,655
Old Dominion Freight Line, Inc. .......... 1,340 255,096
Uber Technologies, Inc.
(e)
.............. 23,310 778,787
Union Pacific Corp. .................. 12,283 2,176,425
West Japan Railway Co. ............... 1,800 77,215
6,123,732
Semiconductors & Semiconductor Equipment — 2.0%
Advanced Micro Devices, Inc.
(e)
.......... 16,585 1,248,685
Advantest Corp. ..................... 3,100 179,561
Analog Devices, Inc. .................. 3,230 382,852
Applied Materials, Inc. ................ 11,561 684,758
ASM Pacific Technology Ltd. ............ 5,800 58,489
ASML Holding NV ................... 6,288 2,275,018
Broadcom, Inc. ..................... 5,883 2,056,873
Disco Corp. ........................ 1,100 296,899
Infineon Technologies AG .............. 14,758 410,880
Intel Corp. ........................ 64,369 2,850,259
KLA Corp. ......................... 2,417 476,584
Lam Research Corp. ................. 1,477 505,252
Lasertec Corp. ..................... 2,000 173,242
Marvell Technology Group Ltd. ........... 5,671 212,719
Maxim Integrated Products, Inc. .......... 2,338 162,842
Microchip Technology, Inc. .............. 2,300 241,684
Micron Technology, Inc.
(e)
.............. 12,918 650,292
NVIDIA Corp. ...................... 9,367 4,696,239
NXP Semiconductors NV .............. 3,196 431,843
Qorvo , Inc.
(e)
....................... 913 116,280
QUALCOMM, Inc. ................... 17,559 2,166,078
Skyworks Solutions, Inc. ............... 920 129,987
STMicroelectronics NV ................ 5,697 173,783
Teradyne, Inc. ...................... 1,683 147,852
Texas Instruments, Inc. ................ 13,725 1,984,498
Tokyo Electron Ltd. .................. 2,600 697,868
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc. ......................... 1,617 $ 191,922
23,603,239
Software — 3.8%
Adobe, Inc.
(e)
....................... 7,714 3,448,929
ANSYS, Inc.
(e)
...................... 975 296,761
Autodesk, Inc.
(e)
..................... 3,270 770,216
Avalara, Inc.
(e)
...................... 983 146,516
Cadence Design Systems, Inc.
(e)
......... 3,922 428,949
Citrix Systems, Inc. .................. 1,724 195,277
Coupa Software, Inc.
(e)
................ 1,010 270,377
Crowdstrike Holdings, Inc., Class A
(e)
....... 2,059 254,987
Dassault Systemes SE ................ 2,353 401,211
Datadog , Inc., Class A
(e)
............... 1,617 146,743
DocuSign, Inc.
(e)
.................... 2,559 517,558
Dropbox, Inc., Class A
(e)
............... 3,263 59,582
Dynatrace , Inc.
(e)
.................... 1,952 68,925
Fair Isaac Corp.
(e)
.................... 218 85,336
Fortinet, Inc.
(e)
...................... 2,171 239,613
Guidewire Software, Inc.
(e)
.............. 648 62,279
Intuit, Inc. ......................... 3,672 1,155,505
Microsoft Corp. ..................... 113,575 22,995,530
NortonLifeLock , Inc. .................. 7,646 157,278
Oracle Corp. ....................... 34,142 1,915,708
Palo Alto Networks, Inc.
(e)
.............. 837 185,136
Paycom Software, Inc.
(e)
............... 661 240,663
PTC, Inc.
(e)
........................ 572 47,979
RingCentral, Inc., Class A
(e)
............. 1,148 296,574
salesforce.com, Inc.
(e)
................. 14,030 3,258,748
SAP SE .......................... 12,970 1,383,700
ServiceNow , Inc.
(e)
................... 2,801 1,393,694
Slack Technologies, Inc., Class A
(e)
........ 7,151 182,923
Splunk , Inc.
(e)
...................... 2,291 453,710
SS&C Technologies Holdings, Inc. ........ 2,016 119,387
Synopsys, Inc.
(e)
.................... 1,131 241,876
TeamViewer AG
(e)
................... 1,749 77,092
Trade Desk, Inc. (The), Class A
(e)
......... 537 304,184
Trend Micro, Inc. .................... 700 39,211
Tyler Technologies, Inc.
(e)
.............. 282 108,395
VMware, Inc., Class A
(e)
............... 1,523 196,056
Workday, Inc., Class A
(e)
............... 2,621 550,725
Zoom Video Communications, Inc., Class A
(e)
. 2,549 1,174,860
Zscaler , Inc.
(e)
...................... 1,088 147,696
44,019,889
Specialty Retail — 1.5%
Advance Auto Parts, Inc. ............... 1,990 293,087
AutoZone, Inc.
(e)
.................... 608 686,420
Best Buy Co., Inc. ................... 5,681 633,716
Burlington Stores, Inc.
(e)
............... 5,844 1,131,282
CarMax, Inc.
(e)
...................... 4,333 374,545
Fast Retailing Co. Ltd. ................ 600 418,525
Hennes & Mauritz AB, Class B ........... 2,066 33,590
Home Depot, Inc. (The) ............... 20,623 5,500,360
Industria de Diseno Textil SA ............ 9,721 240,005
Lowe's Cos., Inc. .................... 15,273 2,414,661
O'Reilly Automotive, Inc.
(e)
.............. 1,839 802,907
Ross Stores, Inc. .................... 22,130 1,884,812
TJX Cos., Inc. (The) .................. 59,083 3,001,416
17,415,326
Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc. ........................ 272,233 29,635,284
Canon, Inc. ........................ 22,400 389,899
Dell Technologies, Inc., Class C
(e)
......... 4,245 255,804
FUJIFILM Holdings Corp. .............. 3,200 163,176

2020
BlackRock Semi-Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co. .......... 13,037 $ 112,640
HP, Inc. .......................... 17,086 306,864
Logitech International SA (Registered) ...... 1,368 115,085
NetApp, Inc. ....................... 4,920 215,939
Western Digital Corp. ................. 3,298 124,433
31,319,124
Textiles, Apparel & Luxury Goods — 0.5%
adidas AG
(e)
....................... 2,122 630,457
Burberry Group plc ................... 1,061 18,634
EssilorLuxottica SA
(e)
................. 3,396 419,267
Hermes International ................. 301 280,261
Kering SA ......................... 732 442,359
Lululemon Athletica, Inc.
(e)
.............. 1,274 406,776
LVMH Moet Hennessy Louis Vuitton SE ..... 3,185 1,492,961
NIKE, Inc., Class B .................. 15,443 1,854,396
Pandora A/S ....................... 474 37,602
Swatch Group AG (The) ............... 348 73,696
VF Corp. ......................... 1,833 123,178
5,779,587
Trading Companies & Distributors — 0.4%
Ashtead Group plc ................... 14,829 535,880
Brenntag AG ....................... 5,114 326,869
Bunzl plc ......................... 11,741 364,984
Ferguson plc ....................... 7,722 766,957
ITOCHU Corp. ..................... 6,200 148,915
Marubeni Corp. ..................... 79,000 412,475
Mitsubishi Corp. ..................... 22,400 499,775
Mitsui & Co. Ltd. .................... 18,100 283,509
Sumitomo Corp. .................... 39,300 429,965
Toyota Tsusho Corp. .................. 9,000 251,148
4,020,477
Transportation Infrastructure — 0.0%
Atlantia SpA
(e)
...................... 6,470 99,318
Fraport AG Frankfurt Airport Services
Worldwide
(e)
..................... 1,966 71,107
Transurban Group
(h)
.................. 20,515 194,271
364,696
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 2,766 416,311
Essential Utilities, Inc. ................. 3,655 150,586
Severn Trent plc .................... 4,442 139,799
United Utilities Group plc ............... 12,376 138,349
845,045
Wireless Telecommunication Services — 0.5%
KDDI Corp. ........................ 18,700 505,928
NTT DOCOMO, Inc. .................. 12,300 457,993
SoftBank Corp. ..................... 36,400 423,604
SoftBank Group Corp. ................ 17,200 1,120,302
T-Mobile US, Inc.
(e)
................... 28,967 3,173,914
Vodafone Group plc .................. 414,076 552,364
6,234,105
Total Common Stocks — 53.5%
(Cost: $523,535,033) .............................. 617,267,385
Security
Beneficial Interest
(000) Value
Other Interests — 0.0%
(i)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(a)(e)(j)
....... USD 300 $ —
(d)
Total Other Interests — 0.0% .......................... —
Shares
Shares
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Preference) .. 1,553 80,296
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Preference) .............. 568 240,423
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ....... 1,634 159,005
Total Preferred Stocks — 0.0%
(Cost: $383,469) ................................. 479,724
Rights — 0.0%
Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co., CVR (Expires
12/31/2020)
(e)
.................... 11,276 36,760
Total Rights — 0.0%
(Cost: $24,018) ................................. 36,760
Par (000)
Par (000)
U.S. Treasury Obligations — 19.5%
U.S. Treasury Notes:
2.75%, 08/15/21 .................. 28,000 28,575,313
1.63%, 08/31/22 .................. 96,000 98,572,500
1.50%, 09/15/22 .................. 96,000 98,407,500
Total U.S. Treasury Obligations — 19.5%
(Cost: $225,015,089) .............................. 225,555,313
Shares
Shares
Warrants — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp. (Issued/exercisable
07/06/20, 1 share for 1 warrant, Expires
08/03/27, Strike Price USD 22.00)
(e)
..... 1,719 4,246
Total Warrants — 0.0% .............................. 4,246
Total Long-Term Investments — 73.0%
(Cost: $749,141,064) .............................. 843,343,428

BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Shares
Shares Value
Short-Term Securities — 9.6%
(k)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% .................... 108,992,098 $ 108,992,098
SL Liquidity Series, LLC, Money Market Series,
0.18%
(l)
........................ 1,937,406 1,938,181
Total Short-Term Securities — 9.6%
(Cost: $110,930,487) .............................. 110,930,279
Total Investments — 82.6%
(Cost: $860,071,551 ) .............................. 954,273,707
Other Assets Less Liabilities — 17.4% ................... 200,518,942
Net Assets — 100.0% ............................... $ 1,154,792,649
(a)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Amount rounds to less than 500.
(e)
Non-income producing security.
(f)
All or a portion of this security is on loan.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,704, representing less than 0.05% of its net assets as of period end, and an original cost of $48,000.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(j)
Issuer filed for bankruptcy and/or is in default.
(k)
Annualized 7-day yield as of period end.
(l)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/20
Shares
Held at
10/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 45,699,839 $ 63,292,259 $ — $ — $ — $ 108,992,098 108,992,098 $ 21,524 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... — 1,938,402 — (13) (208) 1,938,181 1,937,406 1,578
(b)
—
$ (13) $ (208) $ 110,930,279 $ 23,102 —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2020
BlackRock Semi-Annual Report To Shareholders
BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
AEX Index .............................................................. 381 11/20/20 $ 47,257 $ (3,348,010)
CAC 40 10 Euro Index ...................................................... 1,155 11/20/20 61,743 (4,569,470)
IBEX 35 Index ............................................................ 410 11/20/20 30,743 (1,933,686)
Hang Seng China Enterprises Index ............................................. 93 11/27/20 5,870 (107,694)
Hang Seng Index .......................................................... 417 11/27/20 64,969 (1,475,516)
Euro-Bund .............................................................. 829 12/08/20 170,072 458,195
TOPIX Index ............................................................. 103 12/10/20 15,475 (697,009)
FTSE/JSE Top 40 Index ..................................................... 192 12/17/20 5,617 (234,861)
SPI 200 Index ............................................................ 37 12/17/20 3,830 71,170
Canada 10 Year Bond ...................................................... 2,922 12/18/20 331,261 (1,442,343)
EURO STOXX 50 Index ..................................................... 205 12/18/20 7,065 (773,106)
FTSE 100 Index .......................................................... 885 12/18/20 63,787 (5,034,558)
FTSE/MIB Index .......................................................... 396 12/18/20 41,280 (3,440,962)
Mini-DAX Index ........................................................... 9 12/18/20 606 752
MSCI Emerging Markets E-Mini Index ............................................ 399 12/18/20 21,983 (25,906)
S&P 500 E-Mini Index ...................................................... 76 12/18/20 12,406 (476,337)
WIG20 Index ............................................................ 1,043 12/18/20 7,983 (1,060,481)
SET50 Index ............................................................. 1,591 12/29/20 7,597 (201,944)
(24,291,766)
Short Contracts
IBEX 35 Index ............................................................ 303 11/20/20 22,720 1,522,275
OMXS30 Index ........................................................... 6,214 11/20/20 120,077 7,562,462
SGX NIFTY 50 Index ....................................................... 348 11/26/20 8,098 127,979
MSCI Singapore Index ...................................................... 465 11/27/20 9,384 487,455
TOPIX Index ............................................................. 55 12/10/20 8,264 385,441
Australia 10 Year Bond ...................................................... 1,167 12/15/20 122,644 365,551
S&P/TSX 60 Index ......................................................... 73 12/17/20 10,141 473,881
DAX Index .............................................................. 214 12/18/20 72,054 9,211,167
FTSE 100 Index .......................................................... 105 12/18/20 7,568 477,822
MSCI EAFE E-Mini Index .................................................... 1,761 12/18/20 157,072 9,199,723
S&P 500 E-Mini Index ...................................................... 2,713 12/18/20 442,857 9,348,110
U.S. Treasury 10 Year Note ................................................... 3,972 12/21/20 549,005 3,233,196
Long Gilt ............................................................... 915 12/29/20 160,833 (58,822)
42,336,240
$ 18,044,474
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CLP 4,957,855,000 USD 6,398,884 JPMorgan Chase Bank NA 12/16/20 $ 11,732
GBP 1,281,000 USD 1,653,891 JPMorgan Chase Bank NA 12/16/20 6,202
JPY 126,729,943 USD 1,207,762 BNP Paribas SA 12/16/20 3,453
JPY 2,416,807,261 USD 22,788,137 UBS AG 12/16/20 310,386
MXN 72,773,000 USD 3,329,230 UBS AG 12/16/20 84,927
SGD 802,000 USD 586,871 BNP Paribas SA 12/16/20 278
USD 671,387 CAD 882,000 Bank of New York 12/16/20 9,227
USD 3,293,366 CHF 2,989,000 State Street Bank and Trust Co. 12/16/20 29,116
USD 5,385,951 EUR 4,580,972 State Street Bank and Trust Co. 12/16/20 45,090
USD 29,636 EUR 25,000 UBS AG 12/16/20 489
USD 3,386,152 MXN 71,061,000 BNP Paribas SA 12/16/20 52,314
USD 2,957,333 MXN 63,029,000 Citibank NA 12/16/20 317
USD 94,905 NOK 852,000 JPMorgan Chase Bank NA 12/16/20 5,673

BlackRock Tactical Opportunities Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 3,202,085 RUB 242,576,000 BNP Paribas SA 12/16/20 $ 164,022
723,226
AUD 3,889,000 USD 2,831,445 Bank of New York 12/16/20 (97,220)
AUD 31,659,112 USD 23,104,472 JPMorgan Chase Bank NA 12/16/20 (846,016)
CAD 30,086,200 USD 22,983,759 Morgan Stanley & Co. International plc 12/16/20 (396,612)
EUR 83,461,615 USD 99,106,912 Goldman Sachs International 12/16/20 (1,800,740)
EUR 3,301,275 USD 3,882,192 Morgan Stanley & Co. International plc 12/16/20 (33,303)
EUR 1,553,249 USD 1,837,082 UBS AG 12/16/20 (26,181)
EUR 1,335,702 USD 1,587,738 UBS AG 12/16/20 (30,471)
GBP 204,000 USD 265,812 UBS AG 12/16/20 (1,441)
NZD 555,000 USD 370,851 UBS AG 12/16/20 (3,871)
SEK 15,364,000 USD 1,761,120 Bank of New York 12/16/20 (33,532)
SEK 14,500,000 USD 1,646,933 Morgan Stanley & Co. International plc 12/16/20 (16,496)
USD 1,092,932 JPY 115,748,178 Citibank NA 12/16/20 (13,326)
USD 2,918,968 JPY 309,364,000 Morgan Stanley & Co. International plc 12/16/20 (37,764)
USD 6,008,219 MXN 134,913,000 BNP Paribas SA 12/16/20 (321,245)
(3,658,218)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day Fed Funds Quarterly 0.05% Quarterly N/A 10/21/22 USD 108 $ (2) $ — $ (2)
0.05% Quarterly 1 day SOFR Quarterly N/A 10/21/22 USD 108 12 — 12
1 day Fed Funds Quarterly 0.18% Quarterly N/A 10/21/25 USD 65 (215) — (215)
0.17% Quarterly 1 day SOFR Quarterly N/A 10/21/25 USD 65 197 — 197
28 day MXIBTIIE Monthly 5.19% Monthly 03/17/21
(a)
03/11/26 MXN 728,000 (129,147) — (129,147)
6 month GBP
LIBOR Semi-Annual
0.21%
Semi-Annual 03/17/21
(a)
03/17/26 GBP 35,000 (95,194) 3,341 (98,535)
6 month BBR Semi-Annual 0.29% Semi-Annual 03/17/21
(a)
03/17/26 AUD 65,000 (56,241) — (56,241)
3 month LIBOR Quarterly 0.47% Semi-Annual 03/17/21
(a)
03/17/26 USD 76,000 (118,903) (3,980) (114,923)
0.83% Semi-Annual 3 month BA Semi-Annual 03/17/21
(a)
03/17/26 CAD 30,000 12,749 643 12,106
0.85% Semi-Annual 3 month BA Semi-Annual 03/17/21
(a)
03/17/26 CAD 78,000 (24,717) — (24,717)
0.10% Annual 3 month STIBOR Quarterly 03/17/21
(a)
03/17/26 SEK 1,627,000 (297,828) (8,296) (289,532)
0.10% Annual 3 month STIBOR Quarterly 03/17/21
(a)
03/17/26 SEK 369,000 (62,204) 9,439 (71,643)
3 month JIBAR Quarterly 5.38% Quarterly 03/17/21
(a)
03/17/26 ZAR 242,000 94,973 — 94,973
3 month JIBAR Quarterly 5.50% Quarterly 03/17/21
(a)
03/17/26 ZAR 1,591,600 1,171,958 — 1,171,958
(0.40)% Annual
6 mon th
EURIBOR Semi-Annual 03/17/21
(a)
03/17/26 EUR 327,000 (1,492,171) 14,242 (1,506,413)
(0.46)% Annual
6 month
EURIBOR Semi-Annual 03/17/21
(a)
03/17/26 EUR 45,000 (21,005) 1,053 (22,058)
0.53% Semi-Annual 6 month SOR Semi-Annual 03/17/21
(a)
03/17/26 SGD 23,500 10,619 — 10,619
0.54% Semi-Annual 6 month SOR Semi-Annual 03/17/21
(a)
03/17/26 SGD 23,500 (596) — (596)
0.54% Annual 6 month WIBOR Semi-Annual 03/17/21
(a)
03/17/26 PLN 105,000 6,428 — 6,428
0.57% Annual 6 month WIBOR Semi-Annual 03/17/21
(a)
03/17/26 PLN 102,000 (35,391) — (35,391)
0.53% Annual 6 month WIBOR Semi-Annual 03/17/21
(a)
03/17/26 PLN 166,000 31,011 — 31,011
$ (1,005,667) $ 16,442 $ (1,022,109)
(a)
Forward swap.

2020
BlackRock Semi-Annual Report To Shareholders
BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2020
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination
6.26%
At Termination Barclays Bank plc N/A 01/02/25 BRL 88,000 $ (167,730) $ — $ (167,730)
1 day
BZDIOVER At Termination
6.12%
At Termination BNP Paribas SA N/A 01/02/25 BRL 91,000 (263,267) — (263,267)
0.59% Quarterly
3 month
TWCPBA Quarterly Bank of America NA 03/17/21
(a)
03/17/26 TWD 1,089,000 32,381 — 32,381
0.60% Quarterly
3 month
TWCPBA Quarterly Bank of America NA 03/17/21
(a)
03/17/26 TWD 856,800 6,321 — 6,321
0.78% Semi-Annual
6 month
THBFIX Semi-Annual Bank of America NA 03/17/21
(a)
03/17/26 THB 1,244,000 36,300 — 36,300
1 day MIBOR Semi-Annual 4.38% Semi-Annual Bank of America NA 03/17/21
(a)
03/17/26 INR 2,605,000 (28,591) — (28,591)
1 day MIBOR Semi-Annual 4.58% Semi-Annual Bank of America NA 03/17/21
(a)
03/17/26 INR 2,461,125 263,555 — 263,555
1 day MIBOR Semi-Annual 4.58% Semi-Annual Bank of America NA 03/17/21
(a)
03/17/26 INR 12,169,720 1,303,219 — 1,303,219
1 day MIBOR Semi-Annual 4.59% Semi-Annual Bank of America NA 03/17/21
(a)
03/17/26 INR 948,000 106,547 — 106,547
1 day MIBOR Semi-Annual 4.60% Semi-Annual Bank of America NA 03/17/21
(a)
03/17/26 INR 1,623,000 191,116 — 191,116
1 day MIBOR Semi-Annual 4.60% Semi-Annual Bank of America NA 03/17/21
(a)
03/17/26 INR 1,623,000 191,116 — 191,116
1 day MIBOR Semi-Annual 4.66% Semi-Annual Bank of America NA 03/17/21
(a)
03/17/26 INR 8,076,750 1,259,143 — 1,259,143
3 month
CD_KSDA Quarterly
0.99%
Quarterly Bank of America NA 03/17/21
(a)
03/17/26 KRW 43,790,000 (33,469) — (33,469)
0.60% Quarterly
3 month
TWCPBA Quarterly BNP Paribas SA 03/17/21
(a)
03/17/26 TWD 367,200 1,446 — 1,446
0.83% Semi-Annual
6 month
THBFIX Semi-Annual BNP Paribas SA 03/17/21
(a)
03/17/26 THB 814,800 (42,912) — (42,912)
0.83% Semi-Annual
6 month
THBFIX Semi-Annual BNP Paribas SA 03/17/21
(a)
03/17/26 THB 349,200 (18,391) — (18,391)
2.58% Quarterly
1 week
CNREPOFI Quarterly BNP Paribas SA 03/17/21
(a)
03/17/26 CNY 204,350 81,280 — 81,280
2.63% Quarterly
1 week
CNREPOFI Quarterly BNP Paribas SA 03/17/21
(a)
03/17/26 CNY 100,650 1,697 — 1,697
3 month
CD_KSDA Quarterly
1.00%
Quarterly BNP Paribas SA 03/17/21
(a)
03/17/26 KRW 37,946,000 (25,746) — (25,746)
3 month
CD_KSDA Quarterly
1.00%
Quarterly HSBC Bank plc 03/17/21
(a)
03/17/26 KRW 56,939,850 (26,418) — (26,418)
3 month
CD_KSDA Quarterly
1.01%
Quarterly HSBC Bank plc 03/17/21
(a)
03/17/26 KRW 46,587,150 (11,620) — (11,620)
0.62% Quarterly
3 month
TWCPBA Quarterly
JPMorgan Chase Bank
NA 03/17/21
(a)
03/17/26 TWD 712,000 (15,564) — (15,564)
0.65% Quarterly
3 month
TWCPBA Quarterly
Morgan Stanley & Co.
International plc 03/17/21
(a)
03/17/26 TWD 766,000 (62,853) — (62,853)
0.80% Semi-Annual
6 month
THBFIX Semi-Annual
Morgan Stanley & Co.
International plc 03/17/21
(a)
03/17/26 THB 1,199,000 (10,305) — (10,305)
0.80% Semi-Annual
6 month
THBFIX Semi-Annual
Morgan Stanley & Co.
International plc 03/17/21
(a)
03/17/26 THB 1,199,000 (10,305) — (10,305)
0.80% Semi-Annual
6 month
THBFIX Semi-Annual
Morgan Stanley & Co.
International plc 03/17/21
(a)
03/17/26 THB 1,462,000 (3,361) — (3,361)
0.96% Semi-Annual
6 month
THBFIX Semi-Annual
Morgan Stanley & Co.
International plc 03/17/21
(a)
03/17/26 THB 6,672,760 (1,706,267) — (1,706,267)
1 day MIBOR Semi-Annual
4.46%
Semi-Annual
Morgan Stanley & Co.
International plc 03/17/21
(a)
03/17/26 INR 1,987,000 67,007 — 67,007
1 day MIBOR Semi-Annual
4.59%
Semi-Annual
Morgan Stanley & Co.
International plc 03/17/21
(a)
03/17/26 INR 2,212,000 249,268 — 249,268
1 day MIBOR Semi-Annual
4.65%
Semi-Annual
Morgan Stanley & Co.
International plc 03/17/21
(a)
03/17/26 INR 6,085,650 912,467 — 912,467
3 month
CD_KSDA Quarterly
0.95%
Quarterly
Morgan Stanley & Co.
International plc 03/17/21
(a)
03/17/26 KRW 35,029,000 (88,395) — (88,395)
3 month
CD_KSDA Quarterly
0.96%
Quarterly
Morgan Stanley & Co.
International plc 03/17/21
(a)
03/17/26 KRW 41,310,000 (90,065) — (90,065)
$ 2,097,604 $ — $ 2,097,604

BlackRock Tactical Opportunities Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2020
i
(a)
Forward swap.
OTC Total Return Swap s
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Russian Depositary Net Total
Return ............... USD 3,366,987 Merrill Lynch International & Co. 11/13/20 USD 3,367 $ (706,746) $ — $ (706,746)
Taiwan Capitalization Weighted
Stock Index Futures
November 2020 ........ TWD (816,383,250) Merrill Lynch International & Co. 11/18/20 TWD 816,383 854,226 — 854,226
KOSPI 200 Index Futures
December 2020 ........ KRW (4,692,697,500) Merrill Lynch International & Co. 12/10/20 KRW 4,692,698 146,028 — 146,028
KOSPI 200 Index Futures
December 2020 ........ KRW (19,216,210,975) Merrill Lynch International & Co. 12/10/20 KRW 19,216,211 511,202 — 511,202
BOVESPA Index Futures
December 2020 ........ BRL (2,440,665) Merrill Lynch International & Co. 12/16/20 BRL 2,441 15,618 — 15,618
Swiss Market Index Futures
December 2020 ........ CHF (9,994,745) HSBC Bank plc 12/18/20 CHF 9,995 706,151 — 706,151
Swiss Market Index Futures
December 2020 ........ CHF (4,557,063) HSBC Bank plc 12/18/20 CHF 4,557 392,980 — 392,980
Swiss Market Index Futures
December 2020 ........ CHF (2,935,478) HSBC Bank plc 12/18/20 CHF 2,935 184,806 — 184,806
Swiss Market Index Futures
December 2020 ........ CHF (4,372,620) HSBC Bank plc 12/18/20 CHF 4,373 399,869 — 399,869
MSCI Chile Net Return Index .. USD (3,715,915) BNP Paribas SA 05/20/21 USD 3,716 263,980 — 263,980
MSCI Chile Net Return Index .. USD (3,224,618) HSBC Bank plc 05/20/21 USD 3,225 230,392 — 230,392
MSCI Mexico Net Return Index USD 3,333,308 BNP Paribas SA 05/20/21 USD 3,333 (192,545) — (192,545)
MSCI Mexico Net Return Index USD 2,974,070 Merrill Lynch International & Co. 05/20/21 USD 2,974 (139,165) — (139,165)
MSCI Mexico Net Return Index USD 3,111,604 Merrill Lynch International & Co. 05/20/21 USD 3,112 225,424 — 225,424
$ 2,892,220 $ — $ 2,892,220
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.01%
1 day Fed Funds ...................................... 1 day Fed Funds 0.09
1 day MIBOR ........................................ Mumbai Interbank Offered Rate 3.48
1 day SOFR ......................................... Secured Overnight Financing Rate 1.04
1 week CNREPOFI .................................... China Fixing Repo Rates 3.30
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.51
3 month BA .......................................... Canadian Bankers Acceptances 0.49
3 month CD_KSDA .................................... Certificates of Deposit by the Korean Securities Dealers Association 0.63
3 month JIBAR ....................................... Johannesburg Interbank Average Rate 3.33
3 month LIBOR ....................................... London Interbank Offered Rate 0.22
3 month STIBOR ...................................... Stockholm Interbank Offered Rate (0.09)
3 month TWCPBA ..................................... Taiwan Secondary Markets Bills Rate 0.48
6 month BBR ........................................ Australian Bank Bill Rate 0.07
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.52)
6 month GBP LIBOR ................................... London Interbank Offered Rate 0.06
6 month SOR ........................................ Singapore Interbank Offered Rate 0.19
6 month THBFIX ...................................... Thai Baht Interest Rate Fixing 0.37
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 0.25

2020
BlackRock Semi-Annual Report To Shareholders
BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2020
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared and OTC Swaps
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 28,718 $ (12,276) $ 1,327,304 $ (2,349,413) $ —
OTC Swaps ..................................................... — — 8,633,539 (3,643,715) —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 38,868,237 $ — $ 4,056,942 $ — $ 42,925,179
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 723,226 — — 723,226
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 1,327,304 — 1,327,304
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 3,930,676 — 4,702,863 — 8,633,539
$ — $ — $ 42,798,913 $ 723,226 $ 10,087,109 $ — $ 53,609,248
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — 23,379,540 — 1,501,165 — 24,880,705
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 3,658,218 — — 3,658,218
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 2,349,413 — 2,349,413
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 1,038,456 — 2,605,259 — 3,643,715
$ — $ — $ 24,417,996 $ 3,658,218 $ 6,455,837 $ — $ 34,532,051
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ (128,884,466) $ — $ 5,870,820 $ — $ (123,013,646)
Forward foreign currency exchange contracts .... — — — 4,262,746 — — 4,262,746
Swaps .............................. — — (17,431,068) — 28,795,798 — 11,364,730
$ — $ — $ (146,315,534) $ 4,262,746 $ 34,666,618 $ — $ (107,386,170)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — 63,975,718 — 348,388 — 64,324,106
Forward foreign currency exchange contracts .... — — — 4,693,612 — — 4,693,612
Swaps .............................. — — 7,013,170 — (13,799,947) — (6,786,777)
$ — $ — $ 70,988,888 $ 4,693,612 $ (13,451,559) $ — $ 62,230,941

BlackRock Tactical Opportunities Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2020
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 949,703,666
Average notional value of contracts — short ................................................................................. 1,768,777,177
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 41,679,212
Average amounts sold — in USD ........................................................................................ 194,221,090
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 2,203,871,711
Average notional value — receives fixed rate ................................................................................ 1,248,452,986
Total return swaps:
Average notional value ............................................................................................... 102,964,363
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 9,696,025 $ 288,995
Forward foreign currency exchange contracts ................................................................. 723,226 3,658,218
Swaps — Centrally cleared ............................................................................. 136,671 —
Swaps — OTC
(a)
.................................................................................... 8,633,539 3,643,715
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 19,189,461 $ 7,590,928
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(9,832,696) (288,995)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 9,356,765 $ 7,301,933
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 3,389,698 $ (62,060) $ (3,203,432) $ — $ 124,206
Bank of New York ................................ 9,227 (9,227) — — —
BNP Paribas SA ................................. 568,470 (568,470) — — —
Citibank NA .................................... 317 (317) — — —
HSBC Bank plc .................................. 1,914,198 (38,038) (1,039,660) — 836,500
JPMorgan Chase Bank NA .......................... 23,607 (23,607) — — —
Merrill Lynch International & Co. ...................... 1,752,498 (845,911) — — 906,587
Morgan Stanley & Co. International plc .................. 1,228,742 (1,228,742) — — —
State Street Bank and Trust Co. ...................... 74,206 — — — 74,206
UBS AG ...................................... 395,802 (61,964) — — 333,838
$ 9,356,765 $ (2,838,336) $ (4,243,092) $ — $ 2,275,337

2020
BlackRock Semi-Annual Report To Shareholders
BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2020
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(d)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 62,060 $ (62,060) $ — $ — $ —
Bank of New York ................................ 130,752 (9,227) — — 121,525
Barclays Bank plc ................................ 167,730 — — — 167,730
BNP Paribas SA ................................. 864,106 (568,470) — — 295,636
Citibank NA .................................... 13,326 (317) — — 13,009
Goldman Sachs International ........................ 1,800,740 — — — 1,800,740
HSBC Bank plc .................................. 38,038 (38,038) — — —
JPMorgan Chase Bank NA .......................... 861,580 (23,607) — — 837,973
Merrill Lynch International & Co. ...................... 845,911 (845,911) — — —
Morgan Stanley & Co. International plc .................. 2,455,726 (1,228,742) — (480,000) 746,984
UBS AG ...................................... 61,964 (61,964) — — —
$ 7,301,933 $ (2,838,336) $ — $ (480,000) $ 3,983,597
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock Tactical Opportunities Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense .................................... $ 1,950,093 $ 267,492 $ — $ 2,217,585
Air Freight & Logistics .................................... 5,261,267 1,192,918 — 6,454,185
Auto Components ...................................... 819,028 3,329,928 — 4,148,956
Automobiles .......................................... 5,448,605 3,856,726 — 9,305,331
Banks ............................................... 18,993,614 10,497,553 — 29,491,167
Beverages ........................................... 8,399,895 3,024,680 — 11,424,575
Biotechnology ......................................... 7,793,541 1,448,813 — 9,242,354
Building Products ....................................... 4,054,148 1,517,711 — 5,571,859
Capital Markets ........................................ 16,015,950 4,655,940 — 20,671,890
Chemicals ............................................ 6,821,753 6,911,681 — 13,733,434
Commercial Services & Supplies ............................. 4,581,227 545,694 — 5,126,921
Communications Equipment ................................ 2,221,396 544,890 — 2,766,286
Construction & Engineering ................................ — 948,598 — 948,598
Construction Materials .................................... — 1,216,480 — 1,216,480
Consumer Finance ...................................... 3,071,505 — — 3,071,505
Containers & Packaging .................................. 3,912,752 89,149 — 4,001,901
Distributors ........................................... 354,847 — — 354,847
Diversified Financial Services ............................... 5,344,092 825,622 — 6,169,714
Diversified Telecommunication Services ........................ 10,770,019 2,211,036 — 12,981,055
Electric Utilities ........................................ 4,642,844 3,466,951 4,704 8,114,499
Electrical Equipment ..................................... 1,780,952 3,868,712 — 5,649,664
Electronic Equipment, Instruments & Components ................. 2,627,188 4,533,468 — 7,160,656
Energy Equipment & Services .............................. 2,115,783 126,148 — 2,241,931
Entertainment ......................................... 7,799,165 1,034,588 — 8,833,753
Equity Real Estate Investment Trusts (REITs) .................... 9,273,535 1,585,941 — 10,859,476
Food & Staples Retailing .................................. 2,400,453 1,184,142 — 3,584,595
Food Products ......................................... 11,131,316 6,826,159 — 17,957,475
Gas Utilities ........................................... 37,401 1,559,604 — 1,597,005
Health Care Equipment & Supplies ........................... 16,268,549 3,517,750 — 19,786,299
Health Care Providers & Services ............................ 10,394,803 607,282 — 11,002,085
Health Care Technology .................................. 1,043,072 303,911 — 1,346,983
Hotels, Restaurants & Leisure .............................. 17,236,741 942,722 — 18,179,463
Household Durables ..................................... 247,964 1,744,785 — 1,992,749
Household Products ..................................... 9,470,548 1,255,787 — 10,726,335
Independent Power and Renewable Electricity Producers ............ 119,975 156,784 — 276,759
Industrial Conglomerates .................................. 1,825,189 1,974,908 — 3,800,097
Insurance ............................................ 7,807,535 8,144,813 — 15,952,348
Interactive Media & Services ............................... 27,070,359 235,643 — 27,306,002
Internet & Direct Marketing Retail ............................ 24,144,659 776,002 — 24,920,661
IT Services ........................................... 25,749,572 2,252,796 — 28,002,368
Leisure Products ....................................... 198,799 362,795 — 561,594
Life Sciences Tools & Services .............................. 3,951,964 516,095 — 4,468,059
Machinery ............................................ 10,948,399 9,091,137 — 20,039,536
Marine .............................................. — 433,155 — 433,155
Media ............................................... 3,457,861 475,166 — 3,933,027
Metals & Mining ........................................ 2,915,896 3,447,312 — 6,363,208
Mortgage Real Estate Investment Trusts (REITs) .................. 467,648 — — 467,648
Multiline Retail ......................................... 561,411 — — 561,411
Multi-Utilities .......................................... 1,242,028 1,818,126 — 3,060,154
Oil, Gas & Consumable Fuels ............................... 14,262,504 3,470,825 — 17,733,329
Paper & Forest Products .................................. — 633,311 — 633,311
Personal Products ...................................... 844,153 3,302,539 — 4,146,692
Pharmaceuticals ....................................... 12,239,978 13,366,761 — 25,606,739
Professional Services .................................... 3,956,190 3,950,732 — 7,906,922

2020
BlackRock Semi-Annual Report To Shareholders
BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2020
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Real Estate Management & Development ....................... $ 171,941 $ 3,265,593 $ — $ 3,437,534
Road & Rail ........................................... 5,696,166 427,566 — 6,123,732
Semiconductors & Semiconductor Equipment .................... 19,337,499 4,265,740 — 23,603,239
Software ............................................. 42,118,675 1,901,214 — 44,019,889
Specialty Retail ........................................ 16,723,206 692,120 — 17,415,326
Technology Hardware, Storage & Peripherals .................... 30,650,964 668,160 — 31,319,124
Textiles, Apparel & Luxury Goods ............................ 2,384,350 3,395,237 — 5,779,587
Trading Companies & Distributors ............................ — 4,020,477 — 4,020,477
Transportation Infrastructure ............................... — 364,696 — 364,696
Water Utilities ......................................... 566,897 278,148 — 845,045
Wireless Telecommunication Services ......................... 3,173,914 3,060,191 — 6,234,105
Preferred Stocks ......................................... — 479,724 — 479,724
Rights ................................................ 36,760 — — 36,760
U.S. Treasury Obligations ................................... — 225,555,313 — 225,555,313
Warrants .............................................. 4,246 — — 4,246
Short-Term Securities ....................................... 108,992,098 — — 108,992,098
Subtotal ....................................................
$ 573,904,882 $ 378,425,940 $ 4,704 $ 952,335,526
Investments valued at NAV
(a)
...................................... 1,938,181
$ —
Total Investments .............................................. $ 954,273,707
$ —
Derivative Financial Instruments
(b)
Assets:
Equity contracts ........................................... $ 38,868,237 $ 3,930,676 $ — $ 42,798,913
Foreign currency exchange contracts ............................ — 723,226 — 723,226
Interest rate contracts ....................................... 4,056,942 6,030,167 — 10,087,109
Liabilities:
Equity contracts ........................................... (23,379,540) (1,038,456) — (24,417,996)
Foreign currency exchange contracts ............................ — (3,658,218) — (3,658,218)
Interest rate contracts ....................................... (1,501,165) (4,954,672) — (6,455,837)
$ 18,044,474 $ 1,032,723 $ — $ 19,077,197
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BlackRock U.S. Impact Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
October 31, 2020
Security
Shares
Shares Value
Common Stocks — 96.1%
Biotechnology — 2.8%
(a)
Emergent BioSolutions , Inc. ............. 990 $ 89,070
Invitae Corp. ....................... 2,045 80,185
169,255
Capital Markets — 6.2%
(a)
AEA-Bridges Impact Corp. .............. 18,135 180,081
Churchill Capital Corp. II, Class A ......... 11,125 110,916
Climate Change Crisis Real Impact I Acquisition
Corp. .......................... 9,105 90,868
381,865
Diversified Consumer Services — 5.6%
(a)
Chegg , Inc. ........................ 1,838 134,983
Laureate Education, Inc., Class A ......... 15,874 206,362
341,345
Electric Utilities — 3.5%
Avangrid , Inc. ...................... 4,372 215,714
Electrical Equipment — 2.4%
Array Technologies, Inc.
(a)
.............. 3,935 145,005
Electronic Equipment, Instruments & Components — 3.1%
Itron , Inc.
(a)
........................ 2,790 189,581
Equity Real Estate Investment Trusts (REITs) — 4.7%
Boston Properties, Inc. ................ 1,230 89,065
Sun Communities, Inc. ................ 1,440 198,187
287,252
Food Products — 3.7%
(a)
Atlantic Sapphire ASA ................. 4,205 38,849
Darling Ingredients, Inc. ............... 4,380 188,340
227,189
Health Care Equipment & Supplies — 10.6%
Boston Scientific Corp.
(a)
............... 9,405 322,309
Danaher Corp. ..................... 1,425 327,095
649,404
Health Care Providers & Services — 4.8%
(a)
1Life Healthcare, Inc. ................. 5,540 156,283
Oak Street Health, Inc. ................ 2,938 139,820
296,103
Health Care Technology — 2.0%
(a)
Accolade, Inc. ...................... 3,041 106,496
GoodRx Holdings, Inc., Class A .......... 350 16,936
123,432
Independent Power and Renewable Electricity Producers — 6.0%
Brookfield Renewable Corp. ............ 3,343 223,212
TransAlta Renewables, Inc. ............. 11,699 146,644
369,856
Security
Shares
Shares Value
Insurance — 2.5%
eHealth, Inc.
(a)
...................... 2,280 $ 153,011
Internet & Direct Marketing Retail — 2.0%
MercadoLibre , Inc.
(a)
.................. 103 125,047
IT Services — 2.0%
Square, Inc., Class A
(a)
................ 806 124,833
Life Sciences Tools & Services — 4.1%
Agilent Technologies, Inc. .............. 2,442 249,304
Machinery — 6.2%
Watts Water Technologies, Inc., Class A ..... 1,019 112,874
Xylem, Inc. ........................ 3,055 266,213
379,087
Pharmaceuticals — 4.0%
Zoetis, Inc. ........................ 1,527 242,106
Professional Services — 4.1%
ICF International, Inc. ................. 3,305 216,114
Upwork , Inc.
(a)
...................... 1,901 35,073
251,187
Semiconductors & Semiconductor Equipment — 3.2%
First Solar, Inc.
(a)
.................... 2,230 194,110
Software — 12.6%
(a)
Everbridge , Inc. ..................... 1,249 130,758
Nuance Communications, Inc. ........... 8,435 269,161
Pluralsight , Inc., Class A ............... 10,170 159,669
Rapid7, Inc. ....................... 3,461 214,339
773,927
Total Common Stocks — 96.1%
(Cost: $5,208,223) ............................... 5,888,613
Total Long-Term Investments — 96.1%
(Cost: $5,208,223) ............................... 5,888,613
Short-Term Securities — 4.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(b)*
................... 243,799 243,799
Total Short-Term Securities — 4.0%
(Cost: $243,799) ................................. 243,799
Total Investments — 100.1%
(Cost: $5,452,022 ) ............................... 6,132,412
Liabilities in Excess of Other Assets — (0.1)% ............. (8,182)
Net Assets — 100.0% ............................... $ 6,124,230
(a)
Non-income producing security.
(b)
Annualized 7-day yield as of period end.

2020
BlackRock Semi-Annual Report To Shareholders
BlackRock U.S. Impact Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2020
(a)
Commencement of operations.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
06/30/20
(a)
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/20
Shares
Held at
10/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
( b )
.. $ — $ 243,799 $ — $ — $ — $ 243,799 243,799 $ 24 $ —
(b)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock U.S. Impact Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2020
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 50,634 BRL 281,019 Goldman Sachs International 11/16/20 $ 1,691
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 1,691 $ — $ — $ 1,691
For the period ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts .... $ — $ — $ — $ 2,974 $ — $ — $ 2,974
Net Change in Unrealized Appreciation
(Depreciation) on:
Forward foreign currency exchange contracts .... — — — 1,691 — — 1,691
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... $ 58,048
The Fund's derivative assets (by type) were as follows:
Assets
Derivative Financial Instruments: $ —
Forward foreign currency exchange contracts ................................................................................ $ 1,691
Total d erivative assets in the Statements of Assets and Liabilities .....................................................................
$ 1,691
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") .......................................................
—
Total d erivative assets subject to an MNA .....................................................................................
$ 1,691

2020
BlackRock Semi-Annual Report To Shareholders
BlackRock U.S. Impact Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2020
The following table presents the Fund's derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the
Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(a)
Goldman Sachs International ........................ $ 1,691 $ — $ — $ — $ 1,691
(a)
Net amount represents the net amount receivable from the counterparty in the event of default.

BlackRock U.S. Impact Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2020
See notes to financial statements
Fair Value Hierarchy as of Period En d
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Biotechnology ......................................... $ 169,255 $ — $ — $ 169,255
Capital Markets ........................................ 381,865 — — 381,865
Diversified Consumer Services .............................. 341,345 — — 341,345
Electric Utilities ........................................ 215,714 — — 215,714
Electrical Equipment ..................................... 145,005 — — 145,005
Electronic Equipment, Instruments & Components ................. 189,581 — — 189,581
Equity Real Estate Investment Trusts (REITs) .................... 287,252 — — 287,252
Food Products ......................................... 188,340 38,849 — 227,189
Health Care Equipment & Supplies ........................... 649,404 — — 649,404
Health Care Providers & Services ............................ 296,103 — — 296,103
Health Care Technology .................................. 123,432 — — 123,432
Independent Power and Renewable Electricity Producers ............ 369,856 — — 369,856
Insurance ............................................ 153,011 — — 153,011
Internet & Direct Marketing Retail ............................ 125,047 — — 125,047
IT Services ........................................... 124,833 — — 124,833
Life Sciences Tools & Services .............................. 249,304 — — 249,304
Machinery ............................................ 379,087 — — 379,087
Pharmaceuticals ....................................... 242,106 — — 242,106
Professional Services .................................... 251,187 — — 251,187
Semiconductors & Semiconductor Equipment .................... 194,110 — — 194,110
Software ............................................. 773,927 — — 773,927
Short-Term Securities ....................................... 243,799 — — 243,799
$ 6,093,563 $ 38,849 $ — $ 6,132,412
Derivative Financial Instruments
(a)
Assets:
Foreign currency exchange contracts ............................ $ — $ 1,691 $ — $ 1,691
(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)
October 31, 2020
2020
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Advantage
ESG Emerging
Markets Equity
Fund
BlackRock
Advantage ESG
International
Equity Fund
BlackRock
Global Impact
Fund
BlackRock
International
Impact Fund
ASSETS
Investments at value — unaffiliated
(a)
.......................................... $ 8,861,776 $ 9,075,375 $ 15,662,804 $ 6,595,888
Investments at value — affiliated
(b)
............................................ 1,024,833 225,874 1,099,612 96,899
Cash pledged for futures contracts ............................................ 117,000 27,000 — —
Foreign currency at value
(c)
................................................. 78,945 81,089 3,199 2,271
Receivables: – – – –
Investments sold ...................................................... — 15,515 — —
Dividends — affiliated ................................................... 24 8 6 —
Dividends — unaffiliated ................................................. 4,014 23,762 3,585 2,424
From the Manager ..................................................... 22,038 23,996 1,816 3,094
Unrealized appreciation on: – – – –
Forward foreign currency exchange contracts ................................... — — 7,267 4,974
Deferred offering costs .................................................... 95,541 95,541 — —
Prepaid expenses ....................................................... 990 984 589 —
Total assets ...........................................................
10,205,161 9,569,144 16,778,878 6,705,550
LIABILITIES
Payables: – – – –
Investments purchased .................................................. — 15,515 799,182 35,688
Accounting services fees ................................................. 8,762 8,762 — —
Offering costs ........................................................ 59,997 59,997 — —
Administration fees ..................................................... — — 1,996 602
Custodian fees ........................................................ 7,096 4,054 — —
Investment advisory fees ................................................. — 1 8,595 3,776
Trustees' and Officer's fees ............................................... — — — 2,252
Printing and postage fees ................................................ 3,041 3,041 — —
Professional fees ...................................................... 15,866 15,866 9,211 8,055
Service and distribution fees ............................................... 21 20 29 24
Transfer agent fees .................................................... 222 222 — —
Other accrued expenses ................................................. 7,907 7,907 — —
Variation margin on futures contracts ......................................... 5,458 1,528 — —
Unrealized depreciation on: – – – –
Forward foreign currency exchange contracts ................................... — — 30 20
Total liabilities ..........................................................
108,370 116,913 819,043 50,417
NET ASSETS ..........................................................
$ 10,096,791 $ 9,452,231 $ 15,959,835 $ 6,655,133
NET ASSETS CONSIST OF
Paid-in capital .......................................................... $ 10,000,000 $ 10,025,000 $ 13,861,007 $ 6,020,000
Accumulated earnings (loss) ................................................ 96,791 (572,769) 2,098,828 635,133
NET ASSETS ..........................................................
$ 10,096,791 $ 9,452,231 $ 15,959,835 $ 6,655,133
(a)
  Investments at cost — unaffiliated ........................................... $ 8,695,172 $ 9,650,900 $ 14,235,398 $ 6,155,450
(b)
  Investments at cost — affiliated ............................................ $ 1,026,711 $ 225,874 $ 1,099,612 $ 96,899
(c)
  Foreign currency at cost ................................................. $ 79,291 $ 81,539 $ 3,200 $ 2,267

Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2020

Financial Statements
See notes to financial statements.
BlackRock
Advantage ESG
Emerging Markets
Equity Fund
BlackRock
Advantage ESG
International
Equity Fund
BlackRock Global
Impact Fund
BlackRock
International
Impact Fund
NET ASSET VALUE
Institutional
Net assets ...........................................................
$ 100,959 $ 117,845 $ 8,370,323 $ 112,225
Share s outstanding
(d)
...................................................
10,000 12,500 671,220 10,000
Net asset value .......................................................
$ 10.10 $ 9.43 $ 12.47 $ 11.22
Investor A
Net assets ...........................................................
$ 100,907 $ 94,230 $ 153,798 $ 112,132
Share s outstanding
(d)
...................................................
10,000 10,000 12,345 10,000
Net asset value .......................................................
$ 10.09 $ 9.42 $ 12.46 $ 11.21
Class K
Net assets ...........................................................
$ 9,894,925 $ 9,240,156 $ 7,435,714 $ 6,430,776
Share s outstanding
(d)
...................................................
980,000 980,000 595,994 572,846
Net asset value .......................................................
$ 10.10 $ 9.43 $ 12.48 $ 11.23
(d)
Unlimited number of shares authorized, $0.001 par value.

Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2020
2020
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Tactical
Opportunities
Fund
BlackRock U.S.
Impact Fund
ASSETS
Investments at value — unaffiliated
(a) (b)
........................................................................ $ 843,343,428 $ 5,888,613
Investments at value — affiliated
(c)
........................................................................... 110,930,279 243,799
Cash pledged:
Collateral — OTC derivatives ............................................................................. 890,000 —
Futures contracts ..................................................................................... 146,141,150 —
Centrally cleared swaps ................................................................................. 16,106,000 —
Foreign currency at value
(d)
................................................................................ 25,216,751 1,123
Receivables: – –
Investments sold ..................................................................................... 78,200 —
Securities lending income — affiliated ....................................................................... 289 —
Capital shares sold .................................................................................... 2,535,511 —
Dividends — affiliated .................................................................................. 2,095 —
Dividends — unaffiliated ................................................................................ 1,221,957 309
Interest — unaffiliated .................................................................................. 615,719 —
From the Manager .................................................................................... — 3,094
Variation margin on futures contracts ........................................................................ 9,696,025 —
Variation margin on centrally cleared swaps ................................................................... 136,671 —
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. 723,226 1,691
OTC swaps ......................................................................................... 8,633,539 —
Prepaid expenses ...................................................................................... 52,017 —
Total assets ..........................................................................................
1,166,322,857 6,138,629
LIABILITIES
Bank overdraft ......................................................................................... 245,357 —
Cash collateral on securities loaned at value .................................................................... 1,938,435 —
Payables: – –
Accounting services fees ................................................................................ 47,793 —
Administration fees .................................................................................... 58,453 562
Capital shares redeemed ................................................................................ 568,625 —
Custodian fees ....................................................................................... 95,035 —
Investment advisory fees ................................................................................ 515,664 3,504
Trustees' and Officer's fees .............................................................................. 9,160 2,252
Other affiliate fees .................................................................................... 15,369 —
Printing and postage fees ............................................................................... 79,099 —
Professional fees ..................................................................................... 152,336 8,055
Registration fees ..................................................................................... 33,620 —
Service and distribution fees .............................................................................. 55,840 26
To the Manager ...................................................................................... 552 —
Transfer agent fees ................................................................................... 97,911 —
Other accrued expenses ................................................................................ 26,031 —
Variation margin on futures contracts ........................................................................ 288,995 —
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. 3,658,218 —
OTC swaps ......................................................................................... 3,643,715 —
Total liabilities .........................................................................................
11,530,208 14,399
NET ASSETS .........................................................................................
$ 1,154,792,649 $ 6,124,230

Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2020

Financial Statements
See notes to financial statements.
BlackRock
Tactical
Opportunities
Fund
BlackRock U.S.
Impact Fund
NET ASSETS CONSIST OF
Paid-in capital ......................................................................................... $ 1,169,652,792 $ 5,000,300
Accumulated earnings (loss) ............................................................................... (14,860,143) 1,123,930
NET ASSETS .........................................................................................
$ 1,154,792,649 $ 6,124,230
(a)
  Investments at cost — unaffiliated .......................................................................... $ 749,141,064 $ 5,208,223
(b)
  Securities loaned at value ............................................................................... $ 1,552,160 $ —
(c)
  Investments at cost — affiliated ........................................................................... $ 110,930,487 $ 243,799
(d)
  Foreign currency at cost ................................................................................ $ 25,038,294 $ 1,130

Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2020
2020
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Tactical
Opportunities
Fund
BlackRock U.S.
Impact Fund
NET ASSET VALUE
Institutional
Net assets ..........................................................................................
$ 293,021,739 $ 122,441
Share s outstanding
(e)
..................................................................................
21,048,803 10,000
Net asset value ......................................................................................
$ 13.92 $ 12.24
Service
Net assets ..........................................................................................
$ 1,956,913 $ —
Share s outstanding
(e)
..................................................................................
141,271 —
Net asset value ......................................................................................
$ 13.85 $ —
Investor A
Net assets ..........................................................................................
$ 206,867,642 $ 122,339
Share s outstanding
(e)
..................................................................................
15,002,961 10,000
Net asset value ......................................................................................
$ 13.79 $ 12.23
Investor C
Net assets ..........................................................................................
$ 11,965,817 $ —
Share s outstanding
(e)
..................................................................................
894,457 —
Net asset value ......................................................................................
$ 13.38 $ —
Class K
Net assets ..........................................................................................
$ 640,980,538 $ 5,879,450
Share s outstanding
(e)
..................................................................................
46,111,086 480,023
Net asset value ......................................................................................
$ 13.90 $ 12.25
(e)
Unlimited number of shares authorized, $0.001 par value.

Statements of Operations
(unaudited)

Period Ended October 31, 2020

Financial Statements
See notes to financial statements.
BlackRock
Advantage
ESG Emerging
Markets Equity
Fund
(a)
BlackRock
Advantage
ESG
International
Equity Fund
(a)
BlackRock
Global Impact
Fund
(b)
BlackRock
International
Impact Fund
(c)
INVESTMENT INCOME – – – –
Dividends — affiliated ................................................... $ 56 $ 22 $ 96 $ 31
Dividends — unaffiliated ................................................. 23,466 40,361 63,707 37,615
Non-cash dividends — unaffiliated .......................................... — 7,243 68,142 53,195
Foreign taxes withheld .................................................. (2,813) (3,208) (5,701) (4,180)
Total investment income ...................................................
20,709 44,418 126,244 86,661
EXPENSES
Organization and o ffering ................................................ 34,461 34,461 — —
Investment advisory .................................................... 16,269 9,035 31,458 13,304
Professional ......................................................... 15,866 15,866 9,211 8,055
Accounting services .................................................... 8,762 8,762 — —
Custodian ........................................................... 7,096 4,054 — —
Pricing ............................................................. 3,776 3,724 — —
Printing and postage ................................................... 3,041 3,041 — —
Trustees and Officer .................................................... 2,028 2,028 1,380 4,213
Administration ....................................................... 864 853 — —
Administration — class specific ............................................ 407 401 6,769 2,121
Transfer agent — class specific ............................................ 222 222 — —
Service and distribution — class specific ...................................... 51 50 128 93
Miscellaneous ........................................................ 4,131 4,183 — —
Total expenses .........................................................
96,974 86,680 48,946 27,786
Less: – – – –
Fees waived and/or reimbursed by the Manager ................................. (78,957) (76,104) (10,655) (12,303)
Administration fees waived ............................................... (864) (853) — —
Administration fees waived — class specific .................................... (407) (401) — —
Transfer agent fees waived and/or reimbursed — class specific ....................... (202) (199) — —
Total expenses after fees waived and/or reimbursed ................................
16,544 9,123 38,291 15,483
Net investment income ....................................................
4,165 35,295 87,953 71,178
REALIZED AND UNREALIZED GAIN (LOSS) $ 92,626 $ (608,064) $ 2,010,875 $ 563,955
Net realized gain (loss) from:
Investments — affiliated ............................................... $ (2,645) $ — $ — $ —
Investments — unaffiliated ............................................. (74,754) (20,069) 559,789 114,317
Forward foreign currency exchange contracts ................................. — — 17,496 7,970
Foreign currency transactions ........................................... (665) 7,247 (1,029) (3,733)
Futures contracts .................................................... 18,406 (3,159) — —
(59,658) (15,981) 576,256 118,554
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................... (1,878) — — —
Investments — unaffiliated ............................................. 166,604 (575,525) 1,427,406 440,438
Forward foreign currency exchange contracts ................................. — — 7,237 4,954
Foreign currency translations ............................................ (312) (290) (24) 9
Futures contracts .................................................... (12,130) (16,268) — —
152,284 (592,083) 1,434,619 445,401
Net realized and unrealized gain (loss) .........................................
92,626 (608,064) 2,010,875 563,955
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........
$ 96,791 $ (572,769) $ 2,098,828 $ 635,133
Suppression logic for footnote
(a)
Period from 08/18/20 (commencement of operations) to 10/31/20.
(b)
Period from 05/27/20 (commencement of operations) to 10/31/20.
(c)
Period from 06/30/20 (commencement of operations) to 10/31/20.

Statements of Operations
(unaudited) (continued)
Period Ended October 31, 2020
2020
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Tactical
Opportunities
Fund
BlackRock U.S.
Impact Fund
(a)
INVESTMENT INCOME – –
Dividends — affiliated .................................................................................. $ 21,524 $ 24
Dividends — unaffiliated ................................................................................ 5, 521 , 150 11,961
Interest — unaffiliated .................................................................................. 933,127 —
Securities lending income — affiliated — net .................................................................. 1,578 —
Non-cash dividends — unaffiliated ......................................................................... 210,885 35,050
Foreign taxes withheld ................................................................................. (162,999) (565)
Total investment income ..................................................................................
6,525,265 46,470
EXPENSES
Investment advisory ................................................................................... 2,842,517 12,774
Service and distribution — class specific ..................................................................... 330,331 98
Transfer agent — class specific ........................................................................... 288,746 —
Administration ...................................................................................... 213,417 —
Custodian .......................................................................................... 125,145 —
Administration — class specific ........................................................................... 103,996 2,044
Professional ........................................................................................ 99,211 8,055
Accounting services ................................................................................... 80,563 —
Registration ........................................................................................ 43,765 —
Printing and postage .................................................................................. 29,196 —
Trustees and Officer ................................................................................... 6,272 4,213
Miscellaneous ....................................................................................... 20,494 —
Total expenses ........................................................................................
4,183,653 27,184
Less: – –
Fees waived and/or reimbursed by the Manager ................................................................ (22,276) (12,297)
Total expenses after fees waived and/or reimbursed ...............................................................
4,161,377 14,887
Net investment income ...................................................................................
2,363,888 31,583
REALIZED AND UNREALIZED GAIN (LOSS) $ 18,516,409 $ 1,092,347
Net realized gain (loss) from:
Investments — affiliated .............................................................................. $ (13) $ —
Investments — unaffiliated ............................................................................ 27,650,746 407,490
Forward foreign currency exchange contracts ................................................................ 4,262,746 2,974
Foreign currency transactions .......................................................................... (246,135) (190)
Futures contracts ................................................................................... (123,013,646) —
Swaps   ......................................................................................... 11,364,730 —
(79,981,572) 410,274
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated .............................................................................. (208) —
Investments — unaffiliated ............................................................................ 36,027,872 680,390
Forward foreign currency exchange contracts ................................................................ 4,693,612 1,691
Foreign currency translations ........................................................................... 239,377 (8)
Futures contracts ................................................................................... 64,324,106 —
Swaps   ......................................................................................... (6,786,777) —
98,497,982 682,073
Net realized and unrealized gain ............................................................................
18,516,410 1,092,347
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 20,880,298 $ 1,123,930
Suppression logic for footnote
(a)
Period from 06/30/20 (commencement of operations) to 10/31/20.

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock
Advantage ESG
Emerging Markets
Equity Fund
BlackRock
Advantage ESG
International Equity
Fund
Period from
08/18/20
(a)
to 10/31/20
(unaudited)
Period from
08/18/20
(a)
to 10/31/20
(unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 4,165 $ 35,295
Net realized loss ...................................................................................... (59,658) (15,981)
Net change in unrealized appreciation (depreciation) .............................................................. 152,284 (592,083)
Net increase (decrease) in net assets resulting from operations .........................................................
96,791 (572,769)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .......................................................
10,000,000 10,025,000
NET ASSETS
Total increase in net assets ................................................................................. 10,096,791 9,452,231
Beginning of period ......................................................................................
— —
End of period ..........................................................................................
$ 10,096,791 $ 9,452,231
(a)
Commencement of operations.

Statements of Changes in Net Assets
(continued)
2020
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Global
Impact Fund
BlackRock
International Impact
Fund
Period from
05/27/20
(a)
to 10/31/20
(unaudited)
Period from
06/30/20
(a)
to 10/31/20
(unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 87,953 $ 71,178
Net realized gain ...................................................................................... 576,256 118,554
Net change in unrealized appreciation (depreciation) .............................................................. 1,434,619 445,401
Net increase in net assets resulting from operations .................................................................
2,098,828 635,133
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .......................................................
13,861,007 6,020,000
NET ASSETS
Total increase in net assets ................................................................................. 15,959,835 6,655,133
Beginning of period ......................................................................................
— —
End of period ..........................................................................................
$ 15,959,835 $ 6,655,133
(a)
Commencement of operations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
BlackRock Tactical Opportunities Fund
BlackRock U.S.
Impact Fund
Six Months Ended
10/31/20
(unaudited)
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Period from
06/30/20
(a)
to 10/31/20
(unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 2,363,888 $ 3,910,813 $ 10,163,980 $ 31,583
Net realized gain (loss) .................................................... (79,981,572) 51,795,552 (41,970,813) 410,274
Net change in unrealized appreciation (depreciation) ................................ 98,497,982 (32,632,222) 9,901,303 ) 682,073
Net increase (decrease) in net assets resulting from operations ...........................
20,880,298 23,074,143
(21,905,530)
1,123,930
DISTRIBUTIONS TO SHAREHOLDERS
(b)
  Institutional ........................................................... — (9,664,467) (17,643,157) —
  Service .............................................................. — (19,846) (82,582) —
  Investor A ............................................................ — (6,407,099) (21,588,975) —
  Investor C ............................................................ — (360,507) (1,630,883) —
  Class K .............................................................. — (13,048,106) (17,911,034) —
Decrease in net assets resulting from distributions to shareholders .........................
— (29,500,025)
(58,856,631)
—
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
258,512,271 (12,259,692)
286,355,465
5,000,300
NET ASSETS
Total increase (decrease) in net assets ........................................... 279,392,569 (18,685,574) 205,593,304 6,124,230
Beginning of period ........................................................
875,400,080 894,085,654
688,492,350
—
End of period ............................................................
$ 1,154,792,649 $ 875,400,080
$ 894,085,654
$ 6,124,230
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout the period)
2020
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Advantage ESG
Emerging Markets
Equity Fund
Institutional
Period from
08/18/20
(a)
to 10/31/20
(unaudited)
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.00
(c)
Net realized and unrealized gain ..........................................................................................
0.10
Net increase from investment operations .......................................................................................
0.10
Net asset value, end of period .............................................................................................
$ 10.10
Total Return
(d)
1.00%
Based on net asset value .................................................................................................
1.00%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................................
3.30%
(f)(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.86%
(f)(g)
Net investment income ..................................................................................................
0.16%
(f)(g)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 101
Portfolio turnover rate ...................................................................................................
44%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount is less than $0.005 per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.05%.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 5.11%.

Financial Highlights
(continued)
(For a share outstanding throughout the period)

Financial Highlights
See notes to financial statements.
BlackRock
Advantage ESG
Emerging Markets
Equity Fund
Investor A
Period from
08/18/20
(a)
to 10/31/20
(unaudited)
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.00
(c)
Net realized and unrealized gain ..........................................................................................
0.09
Net increase from investment operations .......................................................................................
0.09
Net asset value, end of period .............................................................................................
$ 10.09
Total Return
(d)
0.90%
Based on net asset value .................................................................................................
0.90%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................................
3.55%
(f)(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................................................
1.11%
(f)(g)
Net investment income ..................................................................................................
0.20%
(f)(g)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 101
Portfolio turnover rate ...................................................................................................
44%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount is less than $0.005 per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.05%.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 5.36%.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2020
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Advantage ESG
Emerging Markets
Equity Fund
Class K
Period from
08/18/20
(a)
to 10/31/20
(unaudited)
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.00
(c)
Net realized and unrealized gain ..........................................................................................
0.10
Net increase from investment operations .......................................................................................
0.10
Net asset value, end of period .............................................................................................
$ 10.10
Total Return
(d)
1.00%
Based on net asset value .................................................................................................
1.00%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................................
2.94%
(f)(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.81%
(f)(g)
Net investment income ..................................................................................................
0.20%
(f)(g)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 9,895
Portfolio turnover rate ...................................................................................................
44%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount is less than $0.005 per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.05%.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.75%.

Financial Highlights
(For a share outstanding throughout the period)

Financial Highlights
See notes to financial statements.
BlackRock
Advantage ESG
International Equity
Fund
Institutional
Period from
08/18/20
(a)
to 10/31/20
(unaudited)
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.03
Ne t realized and unrealized loss ...........................................................................................
(0.60)
Net decrease from investment operations ......................................................................................
(0.57)
Net asset value, end of period .............................................................................................
$ 9.43
Total Return
(c)
(5.70)%
Based on net asset value .................................................................................................
(5.70)%
(d)
Ratios to Average Net Assets
Total expenses ........................................................................................................
2.75%
(e)(f)(g)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.50%
(e)(f)
Net investment income ..................................................................................................
1.73%
(e)(f)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 118
Portfolio turnover rate ...................................................................................................
56%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Annualized.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(g)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.51%.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2020
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Advantage
ESG International
Equity Fund
Investor A
Period from
08/18/20
(a)
to 10/31/20
(unaudited)
Net asset value, beginning of period ...................................................................................
$ 10.00
Net investment income
(b)
...........................................................................................
0.03
Net realized and unrealized loss ......................................................................................
(0.61)
Net decrease from investment operations .................................................................................
(0.58)
Net asset value, end of period ........................................................................................
$ 9.42
Total Return
(c)
(5.80)%
Based on net asset value ............................................................................................
(5.80)%
(d)
Ratios to Average Net Assets
Total expenses ...................................................................................................
3.08%
(e)(f)(g)
Total expenses after fees waived and/or reimbursed ..........................................................................
0.75%
(e)(f)
Net investment income .............................................................................................
1.46%
(e)(f)
Supplemental Data
Net assets, end of period (000) ........................................................................................
$ 94
Portfolio turnover rate ..............................................................................................
56%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Annualized.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(g)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.92%.

Financial Highlights
(continued)
(For a share outstanding throughout the period)

Financial Highlights
See notes to financial statements.
BlackRock Advantage
ESG International
Equity Fund
Class K
Period from
08/18/20
(a)
to 10/31/20
(unaudited)
Net asset value, beginning of period ...................................................................................
$ 10.00
Net investment income
(b)
...........................................................................................
0.04
Net realized and unrealized loss ......................................................................................
(0.61)
Net decrease from investment operations .................................................................................
(0.57)
Net asset value, end of period ........................................................................................
$ 9.43
Total Return
(c)
(5.70)%
Based on net asset value ............................................................................................
(5.70)%
(d)
Ratios to Average Net Assets
Total expenses ...................................................................................................
2.47%
(e)(f)(g)
Total expenses after fees waived and/or reimbursed ..........................................................................
0.45%
(e)(f)
Net investment income .............................................................................................
1.76%
(e)(f)
Supplemental Data
Net assets, end of period (000) ........................................................................................
$ 9,240
Portfolio turnover rate ..............................................................................................
56%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Annualized.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(g)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.31%.

Financial Highlights
(For a share outstanding throughout the period)
2020
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Global
Impact Fund
Institutional
Period from
05/27/20
(a)
to 10/31/20
(unaudited)
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.10
Net realized and unrealized gain ..........................................................................................
2.37
Net increase from investment operations .......................................................................................
2.47
Net asset value, end of period .............................................................................................
$ 12.47
Total Return
(c)
24.70%
Based on net asset value .................................................................................................
24.70%
(d)
Ratios to Average Net Assets
Total expenses ........................................................................................................
0.90%
(e)(f)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.83%
(e)
Net investment income ..................................................................................................
1.98%
(e)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 8,370
Portfolio turnover rate ...................................................................................................
45%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Annualized.
(f)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.99%.

Financial Highlights
(continued)
(For a share outstanding throughout the period)

Financial Highlights
See notes to financial statements.
BlackRock Global
Impact Fund
Investor A
Period from
05/27/20
(a)
to 10/31/20
(unaudited)
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.07
Net realized and unrealized gain ..........................................................................................
2.39
Net increase from investment operations .......................................................................................
2.46
Net asset value, end of period .............................................................................................
$ 12.46
Total Return
(c)
24.60%
Based on net asset value .................................................................................................
24.60%
(d)
Ratios to Average Net Assets
Total expenses ........................................................................................................
1.24%
(e)(f)
Total expenses after fees waived and/or reimbursed ...............................................................................
1.10%
(e)
Net investment income ..................................................................................................
1.30%
(e)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 154
Portfolio turnover rate ...................................................................................................
45%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Annualized.
(f)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.36%.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2020
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Global
Impact Fund
Class K
Period from
05/27/20
(a)
to 10/31/20
(unaudited)
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.09
Net realized and unrealized gain ..........................................................................................
2.39
Net increase from investment operations .......................................................................................
2.48
Net asset value, end of period .............................................................................................
$ 12.48
Total Return
(c)
24.80%
Based on net asset value .................................................................................................
24.80%
(d)
Ratios to Average Net Assets
Total expenses ........................................................................................................
0.89%
(e)(f)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.75%
(e)
Net investment income ..................................................................................................
1.71%
(e)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 7,436
Portfolio turnover rate ...................................................................................................
45%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Annualized.
(f)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.01%.

Financial Highlights
(For a share outstanding throughout the period)

Financial Highlights
See notes to financial statements.
BlackRock
International Impact
Fund
Institutional
Period from
06/30/20
(a)
to 10/31/20
(unaudited)
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.13
Net realized and unrealized gain ..........................................................................................
1.09
Net increase from investment operations .......................................................................................
1.22
Net asset value, end of period .............................................................................................
$ 11.22
Total Return
(c)
12.20%
Based on net asset value .................................................................................................
12.20%
(d)
Ratios to Average Net Assets
Total expenses ........................................................................................................
1.19%
(e)(f)(g)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.85%
(e)(f)
Net investment income ..................................................................................................
3.39%
(e)(f)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 112
Portfolio turnover rate ...................................................................................................
26%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Annualized.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.02%.
(g)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.45%.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2020
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
International Impact
Fund
Investor A
Period from
06/30/20
(a)
to 10/31/20
(unaudited)
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.12
Net realized and unrealized gain ..........................................................................................
1.09
Net increase from investment operations .......................................................................................
1.21
Net asset value, end of period .............................................................................................
$ 11.21
Total Return
(c)
12.10%
Based on net asset value .................................................................................................
12.10%
(d)
Ratios to Average Net Assets
Total expenses ........................................................................................................
1.44%
(e)(f)(g)
Total expenses after fees waived and/or reimbursed ...............................................................................
1.09%
(e)(f)
Net investment income ..................................................................................................
3.15%
(e)(f)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 112
Portfolio turnover rate ...................................................................................................
26%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Annualized.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.02%.
(g)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.70%.

Financial Highlights
(continued)
(For a share outstanding throughout the period)

Financial Highlights
See notes to financial statements.
BlackRock
International Impact
Fund
Class K
Period from
06/30/20
(a)
to 10/31/20
(unaudited)
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.13
Net realized and unrealized gain ..........................................................................................
1.10
Net increase from investment operations .......................................................................................
1.23
Net asset value, end of period .............................................................................................
$ 11.23
Total Return
(c)
12.30%
Based on net asset value .................................................................................................
12.30%
(d)
Ratios to Average Net Assets
Total expenses ........................................................................................................
1.09%
(e)(f)(g)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.75%
(e)(f)
Net investment income ..................................................................................................
3.48%
(e)(f)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 6,431
Portfolio turnover rate ...................................................................................................
26%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Annualized.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.02%.
(g)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.35%.

Financial Highlights
(For a share outstanding throughout each period)
2020
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(g)
Annualized.
BlackRock Tactical Opportunities Fund
Institutional
Six Months Ended
10/31/20
(unaudited)
Period from
10/01/19 to
04/30/20
Year Ended September 30,
2019 2018 2017 2016
2015
Net asset value, beginning of period
$ 13.59 $ 13.67 $ 15.44 $ 14.11 $ 13.41 $ 14.20
$ 15.52
Net investment income
(a)
........
0.03 0.06 0.19 0.14 0.09 0.07
0.06
Net realized and unrealized gain
(loss) ..................
0.30 0.32 (0.57) 1.31 0.82 (0.16)
(0.23)
Net increase (decrease) from investment
operations ...............
0.33 0.38 (0.38) 1.45 0.91 (0.09)
(0.17)
Distributions
(b)
– – – – – –
–
From net investment income .....
— (0.46) (0.55) (0.12) (0.23) (0.51)
(0.35)
From net realized gain ..........
— — (0.84) — — (0.19)
(0.80)
Total distributions ..............
— (0.46) (1.39) (0.12) (0.23) (0.70)
(1.15)
Capital Contribution ............
— — — — 0.02 —
—
Net asset value, end of period .....
$ 13.92 $ 13.59 $ 13.67 $ 15.44 $ 14.11 $ 13.41
$ 14.20
Total Return
(c)
2.43% 2.79% (2.43)% 10.36% — —
—
Based on net asset value .........
2.43%
(d)
2.79%
(d)
(2.43)% 10.36% 7.05% (0.71)%
(1.27)%
Ratios to Average Net Assets
(e)
Total expenses
(f)
...............
0.82%
(g)
0.86%
(g)
0.80% 0.93% 0.92% 0.91%
0.84%
Total expenses after fees waived and/or
reimbursed .................
0.82%
(g)
0.85%
(g)
0.79% 0.89% 0.89% 0.87%
0.81%
Net investment income ..........
0.45%
(g)
0.77%
(g)
1.36% 0.94% 0.65% 0.49%
0.40%
Supplemental Data
Net assets, end of period (000) .....
$ 293,022 $ 289,127 $ 290,851 $ 220,711 $ 189,242 $ 271,623
$ 265,521
Portfolio turnover rate ...........
74% 167% 288% 265% 257% 359%
295%
Six Months Ended
10/31/20
(unaudited)
Period from
10/01/19 to
04/30/20
Year Ended September 30,
2019 2018 2017 2016 2015
Investments in underlying funds ..... 0.01% 0.01% 0.01% 0.01% 0.01% 0.05%
0.08%
Six Months Ended
10/31/20
(unaudited)
Period from
10/01/19 to
04/30/20
Year Ended September 30,
2019 2018 2017 2016 2015
Expense ratios ................ N/A N/A 0.79% N/A N/A N/A
0.84%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(g)
Annualized.
BlackRock Tactical Opportunities Fund
Service
Six Months Ended
10/31/20
(unaudited)
Period from
10/01/19 to
04/30/20
Year Ended September 30,
2019 2018 2017 2016
2015
Net asset value, beginning of period
$ 13.54 $ 13.56 $ 15.33 $ 14.02 $ 13.34 $ 14.12
$ 15.44
Net investment income
(a)
........
0.01 0.04 0.16 0.10 0.05 0.02
0.01
Net realized and unrealized gain
(loss) ..................
0.30 0.31 (0.58) 1.32 0.81 (0.14)
(0.23)
Net increase (decrease) from investment
operations ...............
0.31 0.35 (0.42) 1.42 0.86 (0.12)
(0.22)
Distributions
(b)
– – – – – –
–
From net investment income .....
— (0.37) (0.51) (0.11) (0.20) (0.47)
(0.30)
From net realized gain ..........
— — (0.84) — — (0.19)
(0.80)
Total distributions ..............
— (0.37) (1.35) (0.11) (0.20) (0.66)
(1.10)
Capital Contribution ............
— — — — 0.02 —
—
Net asset value, end of period .....
$ 13.85 $ 13.54 $ 13.56 $ 15.33 $ 14.02 $ 13.34
$ 14.12
Total Return
(c)
2.29% 2.63% (2.74)% 10.21% — —
—
Based on net asset value .........
2.29%
(d)
2.63%
(d)
(2.74)% 10.21% 6.66% (0.95)%
(1.58)%
Ratios to Average Net Assets
(e)
Total expenses
(f)
...............
1.08%
(g)
1.16%
(g)
1.06% 1.22% 1.23% 1.24%
1.21%
Total expenses after fees waived and/or
reimbursed .................
1.07%
(g)
1.14%
(g)
1.06% 1.16% 1.17% 1.17%
1.17%
Net investment income ..........
0.16%
(g)
0.53%
(g)
1.14% 0.65% 0.38% 0.17%
0.05%
Supplemental Data
Net assets, end of period (000) .....
$ 1,957 $ 836 $ 767 $ 832 $ 828 $ 1,667
$ 1,703
Portfolio turnover rate ...........
74% 167% 288% 265% 257% 359%
295%
Six Months Ended
10/31/20
(unaudited)
Period from
10/01/19 to
04/30/20
Year Ended September 30,
2019 2018 2017 2016 2015
Investments in underlying funds ..... 0.01% 0.01% 0.01% 0.01% 0.01% 0.05%
0.08%
Six Months Ended
10/31/20
(unaudited)
Period from
10/01/19 to
04/30/20
Year Ended September 30,
2019 2018 2017 2016 2015
Expense ratios ................ N/A N/A 1.04% N/A N/A 1.23%
1.17%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Annualized.
(g)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
BlackRock Tactical Opportunities Fund
Investor A
Six Months Ended
10/31/20
(unaudited)
Period from
10/01/19 to
04/30/20
Year Ended September 30,
2019 2018 2017 2016
2015
Net asset value, beginning of period
$ 13.49 $ 13.54 $ 15.31 $ 14.02 $ 13.33 $ 14.12
$ 15.43
Net investment income
(a)
........
0.02 0.04 0.14 0.09 0.05 0.02
0.02
Net realized and unrealized gain
(loss) ..................
0.28 0.32 (0.56) 1.31 0.81 (0.15)
(0.22)
Net increase (decrease) from investment
operations ...............
0.30 0.36 (0.42) 1.40 0.86 (0.13)
(0.20)
Distributions
(b)
– – – – – –
–
From net investment income .....
— (0.41) (0.51) (0.11) (0.19) (0.47)
(0. 31 )
From net realized gain ..........
— — (0.84) — — (0.19)
(0. 80 )
Total distributions ..............
— (0.41) (1.35) (0.11) (0.19) (0.66)
(1.11)
Capital Contribution ............
— — — — 0.02 —
—
Net asset value, end of period .....
$ 13.79 $ 13.49 $ 13.54 $ 15.31 $ 14.02 $ 13.33
$ 14.12
Total Return
(c)
2.22% 2.70% (2.77)% 10.06% — —
—
Based on net asset value .........
2.22%
(d)
2.70%
(d)
(2.77)% 10.06% 6.66% (1.02)%
(1.48)%
Ratios to Average Net Assets
(e)
Total expenses ................
1.02%
(f)
1.15%
(f)
1.10%
(g)
1.21% 1.20%
(g)
1.21%
1.14%
Total expenses after fees waived and/or
reimbursed .................
1.01%
(f)
1.14%
(f)
1.09% 1.20% 1.20% 1.18%
1.11%
Net investment income ..........
0.26%
(f)
0.48%
(f)
1.01% 0.61% 0.37% 0.15%
0.11%
Supplemental Data
Net assets, end of period (000) .....
$ 206,868 $ 208,746 $ 218,634 $ 237,442 $ 244,101 $ 271,941
$ 308,570
Portfolio turnover rate ...........
74% 167% 288% 265% 257% 359%
295%
Six Months Ended
10/31/20
(unaudited)
Period from
10/01/19 to
04/30/20
Year Ended September 30,
2019 2018 2017 2016 2015
Investments in underlying funds ..... 0.01% 0.01% 0.01% 0.01% 0.01% 0.05%
0.08%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Annualized.
(g)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
BlackRock Tactical Opportunities Fund
Investor C
Six Months Ended
10/31/20
(unaudited)
Period from
10/01/19 to
04/30/20
Year Ended September 30,
2019 2018 2017 2016
2015
Net asset value, beginning of period
$ 13.13 $ 13.14 $ 14.81 $ 13.64 $ 12.95 $ 13.73
$ 15.06
Net investment income (loss)
(a)
....
(0.03) (0.02) 0.04 (0.01) (0.05) (0.07)
(0.08)
Net realized and unrealized gain
(loss) ..................
0.28 0.31 (0.54) 1.27 0.80 (0.15)
(0.22)
Net increase (decrease) from investment
operations ...............
0.25 0.29 (0.50) 1.26 0.75 (0.22)
(0.30)
Distributions
(b)
– – – – – –
–
From net investment income .....
— (0.30) (0.33) (0.09) (0.08) (0.37)
(0.23)
From net realized gain ..........
— — (0.84) — — (0.19)
(0.80)
Total distributions ..............
— (0.30) (1.17) (0.09) (0.08) (0.56)
(1.03)
Capital Contribution ............
— — — — 0.02 —
—
Net asset value, end of period .....
$ 13.38 $ 13.13 $ 13.14 $ 14.81 $ 13.64 $ 12.95
$ 13.73
Total Return
(c)
1.83% 2.21% (3.45)% 9.27% — —
—
Based on net asset value .........
1.83%
(d)
2.21%
(d)
(3.45)% 9.27% 5.99% (1.70)%
(2.20)%
Ratios to Average Net Assets
(e)
Total expenses ................
1.80%
(f)
1.86%
(f)
1.82%
(g)
1.89% 1.89% 1.90%
1.82%
Total expenses after fees waived and/or
reimbursed .................
1.79%
(f)
1.85%
(f)
1.81% 1.88% 1.89% 1.87%
1.79%
Net investment income (loss) ......
(0.52)%
(f)
(0.24)%
(f)
0.26% (0.08)% (0.34)% (0.54)%
(0.57)%
Supplemental Data
Net assets, end of period (000) .....
$ 11,966 $ 13,187 $ 17,171 $ 31,022 $ 35,343 $ 54,050
$ 65,728
Portfolio turnover rate ...........
74% 167% 288% 265% 257% 359%
295%
Six Months Ended
10/31/20
(unaudited)
Period from
10/01/19 to
04/30/20
Year Ended September 30,
2019 2018 2017 2016 2015
Investments in underlying funds ..... 0.01% 0.01% 0.01% 0.01% 0.01% 0.05%
0.08%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Semi-Annual Report to Shareholders

(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(i)
Portfolio turnover rate is representative of the Fund for the entire year.
BlackRock Tactical Opportunities Fund
Class K
Six Months Ended
10/31/20
(unaudited)
Period from
10/01/19 to
04/30/20
Year Ended September 30, Period from
08/01/16
(a)
to 09/30/16 2019 2018 2017
Net asset value, beginning of period ...............
$ 13.57 $ 13.65 $ 15.43 $ 14.08 $ 13.42 $ 13.41
Net investment income
(b)
.......................
0.04 0.07 0.21 0.16 0.13 0.03
Net realized and unrealized gain (loss) .............
0.29 0.32 (0.57) 1.32 0.79 (0.02)
Net increase (decrease) from investment operations ......
0.33 0.39 (0.36) 1.48 0.92 0.01
Distributions
(c)
– – – – – –
From net investment income ....................
— (0.47) (0.58) (0.13) (0.26) —
From net realized gain .........................
— — (0.84) — — —
Total distributions .............................
— (0.47) (1.42) (0.13) (0.26) —
Net asset value, end of period ....................
$ 13.90 $ 13.57 $ 13.65 $ 15.43 $ 14.08 $ 13.42
Total Return
(d)
2.43% 2.93% (2.34)% 10.57% — —
Based on net asset value ........................
2.43%
(e)
2.93%
(e)
(2.34)% 10.57% 6.93% 0.07%
(e)
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.68%
(g)
0.72%
(g)
0.67%
(h)
0.76% 0.77% 0.78%
(g)(h)
Total expenses after fees waived and/or reimbursed ......
0.68%
(g)
0.72%
(g)
0.67% 0.75% 0.77% 0.75%
(g)
Net investment income .........................
0.56%
(g)
0.91%
(g)
1.51% 1.09% 0.94% 1.20%
(g)
Supplemental Data
Net assets, end of period (000) ....................
$ 640,981 $ 363,505 $ 366,664 $ 198,487 $ 138,018 $ 200
Portfolio turnover rate ..........................
74% 167% 288% 265% 257% 359%
( i )
Six Months Ended
10/31/20
(unaudited)
Period from
10/01/19 to
04/30/20
Year Ended September 30, Period from
08/01/16
(a)
to 09/30/16 2019 2018 2017
Investments in underlying funds .................... 0.01% 0.01% 0.01% 0.01% 0.01% 0.05%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout the period)

Financial Highlights
See notes to financial statements.
BlackRock U.S.
Impact Fund
Institutional
Period from
06/30/20
(a)
to 10/31/20
(unaudited)
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.06
Net realized and unrealized gain ..........................................................................................
2.18
Net increase from investment operations .......................................................................................
2.24
Net asset value, end of period .............................................................................................
$ 12.24
Total Return
(c)
22.40%
Based on net asset value .................................................................................................
22.40%
(d)
Ratios to Average Net Assets
Total expenses ........................................................................................................
1.20%
(e)(f)(g)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.85%
(e)(f)
Net investment income ..................................................................................................
1.51%
(e)(f)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 122
Portfolio turnover rate ...................................................................................................
40%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Annualized.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.02%.
(g)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.47%.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2020
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock U.S.
Impact Fund
Investor A
Period from
06/30/20
(a)
to 10/31/20
(unaudited)
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.05
Net realized and unrealized gain ..........................................................................................
2.18
Net increase from investment operations .......................................................................................
2.23
Net asset value, end of period .............................................................................................
$ 12.23
Total Return
(c)
22.30%
Based on net asset value .................................................................................................
22.30%
(d)
Ratios to Average Net Assets
Total expenses ........................................................................................................
1.45%
(e)(f)(g)
Total expenses after fees waived and/or reimbursed ...............................................................................
1.09%
(e)(f)
Net investment income ..................................................................................................
1.26%
(e)(f)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 122
Portfolio turnover rate ...................................................................................................
40%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Annualized.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.02%.
(g)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.72%.

Financial Highlights
(continued)
(For a share outstanding throughout the period)

Financial Highlights
See notes to financial statements.
BlackRock U.S.
Impact Fund
Class K
Period from
06/30/20
(a)
to 10/31/20
(unaudited)
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.06
Net realized and unrealized gain ..........................................................................................
2.19
Net increase from investment operations .......................................................................................
2.25
Net asset value, end of period .............................................................................................
$ 12.25
Total Return
(c)
22.50%
Based on net asset value .................................................................................................
22.50%
(d)
Ratios to Average Net Assets
Total expenses ........................................................................................................
1.10%
(e)(f)(g)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.75%
(e)(f)
Net investment income ..................................................................................................
1.61%
(e)(f)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 5,879
Portfolio turnover rate ...................................................................................................
40%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Annualized.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.02%.
(g)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.37%.

Notes to Financial Statements
(unaudited)
2020
BlackRock Semi-Annual Report to Shareholders

ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business  trust. The following , each of which is a series of the Trust,  are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
(c)
Effective November 23, 2020, the automatic conversion feature will be modified to reduce the conversion period from ten years to eight years.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Advantage ESG Emerging Markets Equity Fund ............................ Advantage ESG Emerging Markets Equity Diversified
BlackRock Advantage ESG International Equity Fund ................................ Advantage ESG International Equity Diversified
BlackRock Global Impact Fund ............................................... Global Impact Non-Diversified
BlackRock International Impact Fund ........................................... International Impact Non-Diversified
BlackRock Tactical Opportunities Fund .......................................... Tactical Opportunities Diversified
BlackRock U.S. Impact Fund ................................................. U.S. Impact Non-Diversified
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional, Service and Class K Shares ............................. No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 10 years
(c)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2020 , if any, are disclosed in the Statements of Assets and Liabilities.
Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts and swaps)
that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S.
federal income tax regulations, which may differ from U.S. GAAP.
Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Funds were expensed by the Funds and reimbursed by the Manager . The Manager reimbursed the Funds the following amounts, which are included in fees waived and/or reimbursed by the Manager in the
Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Funds' investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the "Board"). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the Fund’s listing exchange. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the Fund’s listing exchange that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic
Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.
Fund Name Amounts Reimbursed
Advantage ESG Emerging Markets Equity ........................................ $ 10,000
Advantage ESG International Equity ............................................ 10,000

Notes to Financial Statements
(unaudited) (continued)
2020
BlackRock Semi-Annual Report to Shareholders

Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.
The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ ( i )         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... ( i )         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ ( i )         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of October 31, 2020, certain investments of Tactical Opportunities were valued using NAV as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The market value of any securities on loan, all of which were classified as common stocks in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated, and collateral on securities loaned at value, respectively.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the

Notes to Financial Statements
(unaudited) (continued)
2020
BlackRock Semi-Annual Report to Shareholders

value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps
As of period end, the following table is a summary of Tactical Opportunities' securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
Tactical Opportunities
Jefferies LLC .................................................... $ 1,552,160 $ (1,552,160) $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and
Liabilities.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker a variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — Certain Funds enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2020
BlackRock Semi-Annual Report to Shareholders

INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds' investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to Tactical Opportunities, the Manager entered into separate sub-advisory agreements with each of BlackRock (Singapore) Limited (“BRS”) and BlackRock
Asset Management North Asia Limited ("BAMNA") (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BRS and BAMNA for services they provide for that portion of Tactical Opportunities for which BRS and BAMNA, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Tactical Opportunities to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the period ended October 31, 2020, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Advantage
ESG Emerging
Markets Equity
Advantage ESG
International
Equity Global Impact
International
Impact U.S. Impact
Average Daily Net Assets
Investment
Advisory Fees
Investment
Advisory Fees
Investment
Advisory Fees
Investment
Advisory Fees
Investment
Advisory Fees
First $1 Billion ................................................... 0.800% 0.450% 0.650% 0.650% 0.650%
$1 Billion - $3 Billion ............................................... 0.750 0.420 0.610 0.610 0.610
$3 Billion - $5 Billion .............................................. 0.720 0.410 0.590 0.590 0.590
$5 Billion - $10 Billion .............................................. 0.700 0.390 0.570 0.570 0.570
Greater than $10 Billion ............................................ 0.680 0.380 0.550 0.550 0.550
Tactical
Opportunities
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion .......................................................................................................... 0.550%
$1 Billion - $2 Billion ...................................................................................................... 0.500
$2 Billion - $3 Billion ..................................................................................................... 0.475
Greater than $3 Billion .................................................................................................... 0.450
Service Fees Distribution Fees
Service .................................................................................................. 0.25% —%
Investor A ................................................................................................. 0.25 —
Investor C ................................................................................................. 0.25 0.75
Service Investor A Investor C Total
Advantage ESG Emerging Markets Equity ..................................................... $ — $ 51 $ — $ 51
Advantage ESG International Equity ......................................................... — 50 — 50
Global Impact ........................................................................ — 128 — 128
International Impact .................................................................... — 93 — 93
Tactical Opportunities ................................................................... 1,718 264,948 63,665 330,331
U.S. Impact .......................................................................... — 98 — 98

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Administration: The Trust, on behalf of Advantage ESG Emerging Markets Equity, Advantage ESG International Equity and Tactical Opportunities, entered into an
Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes of Advantage ESG Emerging Markets Equity, Advantage ESG International Equity and Tactical Opportunities an
administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
The Trust, on behalf of Global Impact, International Impact and U.S. Impact, entered into an Administration Agreement with the Manager, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). The Manager has agreed to bear all of the Funds' ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. The Manager is entitled to receive for these administrative services an annual fee based on the average daily net assets of each Fund as follows:
For the period ended October 31, 2020, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the period ended October 31, 2020, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the period ended October 31, 2020, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the period ended October 31, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Average Daily Net Assets Administration Fees
First $500 Million 0.0425%
$500 Million - $1 Billion 0.0400
$1 Billion - $2 Billion 0.0375
$2 Billion - $4 Billion 0.0350
$4 Billion - $13 Billion 0.0325
Greater than $13 Billion 0.0300
Institutional ............................................................................................................. 0.20%
Investor A .............................................................................................................. 0.20
Class K ............................................................................................................... 0.10
Institutional Service Investor A Investor C Class K Total
Advantage ESG Emerging Markets Equity ......................... $ 4 $ — $ 4 $ — $ 399 $ 407
Advantage ESG International Equity ............................. 5 — 4 — 392 401
Global Impact ............................................ 3,7 5 6 — 10 2 — 2,9 11 6,769
International Impact ........................................ 74 — 74 — 1,973 2,121
Tactical Opportunities ....................................... 28,237 137 21,194 1,273 53,155 103,996
U.S. Impact .............................................. 79 — 79 — 1,886 2,044
Institutional Service Total
Tactical Opportunities .......................................................................... $ 103,083 $ 59 $ 103,142
Institutional Class K Total
Tactical Opportunities ............................................................................... $ 42 $ 310 $ 352
Institutional Service Investor A Investor C Class K Total
Advantage ESG Emerging Markets Equity ..................................... $ 74 $ — $ 74 $ — $ 74 $ 222
Advantage ESG International Equity ......................................... 74 — 74 — 74 222
Tactical Opportunities ................................................... 191,190 982 88,859 7,291 424 288,746

Notes to Financial Statements
(unaudited) (continued)
2020
BlackRock Semi-Annual Report to Shareholders

Other Fees: For the period ended October 31, 2020, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the period ended October 31, 2020, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements : With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”)
through August 31, 2021 for Global Impact, International Impact, Tactical Opportunities and U.S. Impact and August 31, 2022 for Advantage ESG Emerging Markets Equity
and Advantage ESG International Equity. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons"
of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver.
Prior to January 28, 2020, with respect to Tactical Opportunities, this waiver was voluntary. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the period ended October 31, 2020, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund's assets invested in affiliated equity and fixed-income mutual funds and exchange-traded funds that have a contractual management fee through August 31, 2021 for Global Impact, International Impact, Tactical Opportunities
and U.S. Impact and August 31, 2022 for Advantage ESG Emerging Markets Equity and Advantage ESG International Equity. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the period ended October 31, 2020, Advantage ESG Emerging Markets Equity waived $662 in investment advisory fees pursuant to these arrangements.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through A ugust 31, 2021 for Tactical Opportunities and August 31, 2022 for
Advantage ESG Emerging Markets Equity and Advantage ESG International Equity , unless approved by the Board, including a majority of the Independent Trustees , or by a vote of a majority of the outs tandi ng voting securities of a Fund. For the period ended October 31, 2020, amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
With respect to Global Impact, International Impact and U.S. Impact, the fees and expenses of the Funds' Independent Trustees, counsel to the Independent Trustees and the Funds' independent registered public accounting firm (together, the "independent expenses") are paid directly by the Funds. The Manager has contractually agreed to reimburse the Funds or provide an offsetting credit against the investment advisory fees paid by the Funds in an amount equal to these independent expenses through August
31, 2030. Such contractual arrangements may not be terminated prior to September 1, 2030 without the consent of the Board. For the period ended October 31, 2020, the amounts reimbursed were as follows:
Global Impact ........................................................................................................... $ 1
Tactical Opportunities ...................................................................................................... 1,572
Investor A Investor C
Tactical Opportunities ........................................................................................... $ 29 $ 517
Advantage ESG Emerging Markets Equity ............................................................................................ $ 96
Advantage ESG International Equity ................................................................................................ 35
Global Impact ............................................................................................................... 65
International Impact ........................................................................................................... 35
Tactical Opportunities .......................................................................................................... 22,276
U.S. Impact ................................................................................................................. 29
Institutional Service Investor A Investor C Class K
Advantage ESG Emerging Markets Equity .......................................... 0.86% N/A 1.11% N/A 0.81%
Advantage ESG International Equity .............................................. 0.50 N/A 0.75 N/A 0.45
Tactical Opportunities ........................................................ 0.89 1.17% 1.37 2.14% 0.84
Advantage ESG Emerging Markets Equity .......................................................................................... $ 6 8 , 1 99
Advantage ESG International Equity .............................................................................................. 66, 06 9
Global Impact ............................................................................................................... $ 10,5 9 0
International Impact ........................................................................................................... 12,268
U.S. Impact ................................................................................................................. 12, 2 68

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
These amounts waived are included in administration fees waived, in the Statements of Operations. For the period ended October 31, 2020, the amounts were as follows:
These amounts waived and/or reimbursed are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the period ended October 31, 2020, class specific expense waivers and/or reimbursements are as follows:
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC ("Money Market Series"), managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, Advantage ESG Emerging Markets Equity, Advantage ESG International Equity, Global Impact and International Impact
retain 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Advantage ESG Emerging Markets Equity, Advantage ESG International Equity, Global Impact and International Impact, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Pursuant to the current securities lending agreement, Tactical Opportunities and U.S. Impact retain 75% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Tactical Opportunities and U.S. Impact, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 80% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the period ended
October 31, 2020, Tactical Opportunities paid BIM $394 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC , each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “ Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Advantage ESG Emerging Markets Equity, Advantage ESG International Equity, Global Impact, International Impact and U.S. Impact are currently permitted to borrow and lend, whereas Tactical Opportunities is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended October 31, 2020, the Funds did not participate in the Interfund Lending Program.
Advantage ESG Emerging Markets Equity .......................................................................................... $ 8 6 4
Advantage ESG International Equity .............................................................................................. 853
Administration Fees Waived Institutional Investor A Class K Total
Advantage ESG Emerging Markets Equity ..................................................... $ 4 $ 4 $ 399 $ 407
Advantage ESG International Equity ......................................................... 5 4 392 401
Transfer Agent Fees Waived and/or Reimbursed Institutional Investor A Class K Total
Advantage ESG Emerging Markets Equity ..................................................... $ 64 $ 64 $ 74 $ 202
Advantage ESG International Equity ......................................................... 62 64 73 199

Notes to Financial Statements
(unaudited) (continued)
2020
BlackRock Semi-Annual Report to Shareholders

Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust's Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
PURCHASES AND SALES
For the period ended October 31, 2020, purchases and sales of investments, including paydowns/payups and excluding short-term investments, were as follows:
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of April 30, 2020, Tactical Opportunities had non-expiring capital loss carryforwards available to offset future realized capital gains of $16,250,551.
As of October 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
BANK BORROWINGS
The Trust, on behalf of Tactical Opportunities, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day,
$2.25 billion credit agreement with a group of lenders. Under this agreement, Tactical Opportunities may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including Tactical Opportunities, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the period ended October 31, 2020, Tactical Opportunities did not borrow under the credit agreement.
 PRINCIPAL RISKS
In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events
Advantage ESG
Emerging Markets
Equity
Advantage ESG
International Equity Global Impact International Impact
Tactical
Opportunities U.S. Impact
Purchases
Non-U.S. Government Securities ........ $ 13,175,056 $ 15,005,646 $ 18,397,290 $ 7,652,770 $ 382,348,394 $ 7,067,359
U.S. Government Securities ............ — — — — 300,821,195 —
$ 13,175,056 $ 15,005,646 $ 18,397,290 $ 7,652,770 $ 683,169,589 $ 7,067,359
Sales
Non-U.S. Government Securities ........ $ 4,185,286 $ 5,334,676 $ 4,597,622 $ 1,557,401 $ 359,263,578 $ 2,266,625
U.S. Government Securities ............ — — — — 217,085,423 —
$ 4,185,286 $ 5,334,676 $ 4,597,622 $ 1,557,401 $ 576,349,001 $ 2,266,625
Advantage ESG
Emerging Markets
Equity
Advantage ESG
International Equity Global Impact International Impact
Tactical
Opportunities U.S. Impact
Tax cost ...................................... $ 9,721,883 $ 9,876,774 $ 15,335,010 $ 6,252,349 $ 898,307,318 $ 5,452,022
Gross unrealized appreciation ....................... $ 548,801 $ 125,433 $ 1,914,542 $ 693,482 $ 128,098,580 $ 862,544
Gross unrealized depreciation ....................... (396,205) (717,226) (479,899) (248,090) (53,054,994) (180,463)
Net unrealized appreciation (depreciation) ............... $ 152,596 $ (591,793) $ 1,434,643 $ 445,392 $ 75,043,586 $ 682,081

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as ( i ) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; and (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within certain Fund's portfolios are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.

Notes to Financial Statements
(unaudited) (continued)
2020
BlackRock Semi-Annual Report to Shareholders

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the
European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the
Funds’ investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers or countries. Investments in
Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-
convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021,
and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Period from
08/18/20 to 10/31/20
Shares Amount
Advantage ESG Emerging Markets Equity
Institutional
Shares sold ............................................................................. 10,000 $ 100,000
        Net increase ...........................................................................
10,000 $ 100,000
Investor A
Shares sold ............................................................................. 10,000 $ 100,000
        Net increase ...........................................................................
10,000 $ 100,000
Class K
Shares sold ............................................................................. 980,000 $ 9,800,000
        Net increase ...........................................................................
980,000 $ 9,800,000
Total Net Increase ..........................................................................
1,000,000 $ 10,000,000

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
d
Period from
08/18/20 to 10/31/20
Shares Amount
Advantage ESG International Equity
Institutional
Shares sold ............................................................................. 12,500 $ 125,000
        Net increase ...........................................................................
12,500 $ 125,000
Investor A
Shares sold ............................................................................. 10,000 $ 100,000
        Net increase ...........................................................................
10,000 $ 100,000
Class K
Shares sold ............................................................................. 980,000 $ 9,800,000
        Net increase ...........................................................................
980,000 $ 9,800,000
Total Net Increase ..........................................................................
1,002,500 $ 10,025,000
d
Period from
05/27/20 to 10/31/20
Shares Amount
Global Impact
Institutional
Shares sold ............................................................................. 671,247 $ 7,719,631
Shares redeemed .........................................................................
(27) (319)
        Net increase ...........................................................................
671,220 $ 7,719,312
Investor A
Shares sold ............................................................................. 12,345 $ 130,281
        Net increase ...........................................................................
12,345 $ 130,281
Class K
Shares sold ............................................................................. 595,994 $ 6,011,414
        Net increase ...........................................................................
595,994 $ 6,011,414
Total Net Increase ..........................................................................
1,279,559 $ 13,861,007
d
Period from
06/30/20 to 10/31/20
Shares Amount
International Impact
Institutional
Shares sold ............................................................................. 10,000 $ 100,000
        Net increase ...........................................................................
10,000 $ 100,000
Investor A
Shares sold ............................................................................. 10,000 $ 100,000
        Net increase ...........................................................................
10,000 $ 100,000
Class K
Shares sold ............................................................................. 572,846 $ 5,820,000
        Net increase ...........................................................................
572,846 $ 5,820,000
Total Net Increase ..........................................................................
592,846 $ 6,020,000

Notes to Financial Statements
(unaudited) (continued)
2020
BlackRock Semi-Annual Report to Shareholders

As of October 31, 2020, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
10/31/2020
Period from
10/01/19 to 04/30/20
Year Ended
09/30/19
Shares Amount Shares Amount Shares Amount
Tactical Opportunities
Institutional
Shares sold ............................ 4,934,251 $ 68,599,318 2,118,223 $ 28,703,077 11,584,617 $ 161,248,704
Shares issued in reinvestment of distributions ....... — — 666,864 8,955,978 1,138,641 15,531,064
Shares redeemed ........................ (5,154,805) (71,864,312) (2,793,595) (37,201,742) (5,738,860) (81,695,623)
Net increase (decrease) .....................
(220,554) $ (3,264,994) (8,508) $ 457,313 6,984,398 $ 95,084,145
Service
Shares sold ............................ 91,741 $ 1,269,327 34,906 $ 465,256 131,668 $ 1,830,439
Shares issued in reinvestment of distributions ....... — — 1,481 19,846 6,087 82,536
Shares redeemed ........................ (12,188) (168,240) (31,204) (416,251) (135,471) (1,847,485)
Net increase .............................
79,553 $ 1,101,087 5,183 $ 68,851 2,284 $ 65,490
Investor A
Shares sold and automatic conversion of shares ..... 503,650 $ 6,928,348 483,810 $ 6,472,186 2,006,465 $ 29,118,373
Shares issued in reinvestment of distributions ....... — — 468,271 6,246,735 1,562,094 21,150,762
Shares redeemed ........................ (979,77 6 ) (13,492,395) (1,616,959) (21,821,154) (2,933,904) (40,843,389)
Net increase (decrease) .....................
(476,12 6 ) $ (6,564,047) (664,878) $ (9,102,233) 634,655 $ 9,425,746
Investor C
Shares sold ............................ 70,110 $ 939,913 62,357 $ 821,554 411,456 $ 5,601,290
Shares issued in reinvestment of distributions ....... — — 27,333 355,882 121,717 1,607,882
Shares redeemed and automatic conversion of shares . (179,767) (2,405,074) (392,226) (5,115,380) (1,321,269) (18,654,269)
Net decrease ............................
(109,657) $ (1,465,161) (302,536) $ (3,937,944) (788,096) $ (11,445,097)
Class K
Shares sold ............................ 24,842,31 1 $ 344,895,41 1 2,075,133 $ 28,379,008 13,208,060 $ 182,904,459
Shares issued in reinvestment of distributions ....... — — 973,739 13,048,106 1,316,988 17,911,034
Shares redeemed ........................ (5,526,170) (76,190,025) (3,116,270) (41,172,793) (526,840) (7,590,312)
Net increase (decrease) .....................
19,316,14 1 $ 268,705,38 6 (67,398) $ 254,321 13,998,208 $ 193,225,181
Total Net Increase (Decrease)
18,589,35 7 $ 258,512,27 1 (1,038,137) $ (12,259,692) 20,831,449 $ 286,355,465
d
Period from
06/30/20 to 10/31/20
Shares Amount
U.S. Impact
Institutional
Shares sold ............................................................................. 10,000 $ 100,000
        Net increase ...........................................................................
10,000 $ 100,000
Investor A
Shares sold ............................................................................. 10,000 $ 100,000
        Net increase ...........................................................................
10,000 $ 100,000
Class K
Shares sold ............................................................................. 480,023 $ 4,800,300
        Net increase ...........................................................................
480,023 $ 4,800,300
Total Net Increase ..........................................................................
500,023 $ 5,000,300
Institutional Investor A Class K
Advantage ESG Emerging Markets Equity ................................................................. 10,000 10,000 980,000
Advantage ESG International Equity ..................................................................... 10,000 10,000 980,000
Global Impact .................................................................................... 10,000 10,000 480,000
International Impact ................................................................................ 10,000 10,000 480,000
U.S. Impact ...................................................................................... 10,000 10,000 480,000

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 7, 2020 (the “April Meeting”) and
May 11-13, 2020 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock
Tactical Opportunities Fund (the “Fund”), a series of the Trust, and BlackRock Advisors, LLC (the “Manager”), the Trust’s investment advisor. The Board also considered the approval of the sub-advisory agreement between the Manager and BlackRock Asset Management North Asia Limited (“BAMNA”) with respect to the Fund (the “BAMNA Sub-
Advisory Agreement”) and the sub-advisory agreement between the Manager and BlackRock (Singapore) Limited (“BRS” and, together with BAMNA, the “Sub-Advisors”)
with respect to the Fund (the “BRS Sub-Advisory Agreement,” and together with the BAMNA Sub-Advisory Agreement, the “Sub-Advisory Agreements”). The Manager and
the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
Activities and Composition of the Board
On the date of the May Meeting, the Board consisted of fourteen individuals, twelve of whom were not “interested persons” of the Trust as defined in the Investment Company
Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit
Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Ad Hoc Topics Committee, which also has one interested Board
Member).
The Agreements
Consistent with the requirements of the 1940 Act, the Board considers the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Board also has a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements, the Board’s consideration entails a year-long deliberative process whereby the Board and its committees assess BlackRock’s services to the Fund. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the
Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considers information that is relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further in the section titled “Board Considerations in Approving the Agreements.” Among the
matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund;
(d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Trust’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Board Considerations in Approving the Agreements
The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by
Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance
Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2020
BlackRock Semi-Annual Report to Shareholders

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the
Fund by third-parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.
B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the
Fund’s performance as of December 31, 2019, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and, in light of the Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented
Performance Metrics”). The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed and considered the Fund’s performance relative to the Fund’s Outcome-Oriented Performance Metrics including a total return target. The Board noted
that for each of the one-, three- and five-year periods reported, the Fund underperformed its total return target. The Board noted that BlackRock believes that the Outcome-
Oriented Performance Metrics are an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and
BlackRock reviewed the Fund’s underperformance relative to its total return target during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates
from their Relationship with the Fund: The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed
BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2019 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by BlackRock and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by BlackRock, the types of funds managed, precision of expense allocations and business mix. The
Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the
Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The
Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out”
benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted
that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
The Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, (ii) the BAMNA Sub-Advisory Agreement between the Manager and BAMNA with respect to the Fund and (iii) the BRS Sub-Advisory Agreement between the
Manager and BRS with respect to the Fund, each for a one-year term ending June 30, 2021. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent
Board Members were also assisted by the advice of independent legal counsel in making this determination.

Disclosure of Investment Advisory Agreement
2020
BlackRock Semi-Annual Report to Shareholders

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on May 11-13, 2020 (the “Organizational
Meeting”) to consider the approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock Advantage ESG International
Equity Fund (“Advantage ESG International Equity Fund”) and BlackRock Advantage ESG Emerging Markets Equity Fund (“Advantage ESG Emerging Markets Equity Fund”)
(each, a “Fund” and collectively, the “Funds”), each a series of the Trust, and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor. The
Agreement was the same agreement that had been previously approved by the Board with respect to certain series of the Trust.
Activities and Composition of the Board
On the date of the Organizational Meeting, the Board consisted of fourteen individuals, twelve of whom were not “interested persons” of the Trust as defined in the Investment
Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the
Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an
Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Ad Hoc Topics Committee, which also has one interested
Board Member).
The Agreement
Consistent with the requirements of the 1940 Act, the Trust is required to consider the initial approval of the Agreement. In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
Board Considerations in Approving the Agreement
The Approval Process: At the Organizational Meeting, the Board reviewed materials relating to its consideration of the proposed Agreement. The Board considered all factors it believed relevant with respect to the Funds, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of each Funds as compared with a peer group of funds and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) the existence and sharing of potential economies of scale; (e)
any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for each Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.
In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the Organizational Meeting relating to its consideration of the
Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding each Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for each
Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the Funds’ portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Funds. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Funds, as well as a description of the capabilities, personnel and services of BlackRock. The
Board considered the scope of the services provided by BlackRock to the Funds under the Agreement relative to services typically provided by third parties to other funds.
The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Funds was consistent with each Fund’s operational requirements, including, in addition to seeking to meet the pertinent Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by
BlackRock and its affiliates to the Funds. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Funds with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The
Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also

Disclosure of Investment Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement
considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Funds. The Board considered that BlackRock and its affiliates will provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the pertinent Fund. In particular, BlackRock and its affiliates will provide the Funds with administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and
(viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.
B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Funds because the Funds was newly organized and had not yet commenced operations as of the date of the Organizational Meeting.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock
and its Affiliates from their Relationship with the Funds: In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any
12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board noted that Advantage ESG International Equity Fund’s contractual management fee rate ranked in the first quartile, and that the estimated actual management fee rate and estimated total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
The Board noted that Advantage ESG Emerging Markets Equity Fund’s contractual management fee rate ranked in the second quartile, and that the estimated actual management fee rate and estimated total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of a Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-
by-class basis.
Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.
As the Funds had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Funds. BlackRock, however, will provide the Board with such information at future meetings.
D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the
Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board.
E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out”
benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services.
The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Disclosure of Investment Advisory Agreement
(continued)
2020
BlackRock Semi-Annual Report to Shareholders

Conclusion
The Board Members present at the Organizational Meeting, including the Independent Board Members, unanimously approved the Agreement between the Manager and the Trust, with respect to each Fund, for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The
Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 7, 2020 (the “Organizational
Meeting”) to consider the approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock U.S. Impact Fund (“U.S.
Impact Fund”), BlackRock International Impact Fund (“International Impact Fund”) and BlackRock Global Impact Fund (“BlackRock Global Impact Fund”) (each, a “Fund” and collectively, the “Funds”), each a series of the Trust, and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor. The Agreement was the same agreement that had been previously approved by the Board with respect to certain series of the Trust.
Activities and Composition of the Board
On the date of the Organizational Meeting, the Board consisted of fourteen individuals, twelve of whom were not “interested persons” of the Trust as defined in the Investment
Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the
Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an
Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Ad Hoc Topics Committee, which also has one interested
Board Member).
The Agreement
Consistent with the requirements of the 1940 Act, the Trust is required to consider the initial approval of the Agreement. In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
Board Considerations in Approving the Agreement
The Approval Process: At the Organizational Meeting, the Board reviewed materials relating to its consideration of the proposed Agreement. The Board considered all factors it believed relevant with respect to the Funds, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of each Funds as compared with a peer group of funds and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) the existence and sharing of potential economies of scale; (e)
any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for each Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.
In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the Organizational Meeting relating to its consideration of the
Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding each Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for each
Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the Funds’ portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Funds. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Funds, as well as a description of the capabilities, personnel and services of BlackRock. The
Board considered the scope of the services provided by BlackRock to the Funds under the Agreement relative to services typically provided by third parties to other funds.
The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Funds was consistent with each Fund’s operational requirements, including, in addition to seeking to meet the pertinent Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by
BlackRock and its affiliates to the Funds. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Funds with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The
Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also

Disclosure of Investment Advisory Agreement
(continued)
2020
BlackRock Semi-Annual Report to Shareholders

considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Funds. The Board considered that BlackRock and its affiliates will provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the pertinent Fund. In particular, BlackRock and its affiliates will provide the Funds with administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and
(viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.
B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Funds because the Funds was newly organized and had not yet commenced operations as of the date of the Organizational Meeting.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock
and its Affiliates from their Relationship with the Funds: In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any
12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board noted that International Impact Fund’s contractual management fee rate ranked in the first quartile, and that the estimated actual management fee rate and estimated total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers.
The Board noted that Global Impact Fund’s contractual management fee rate ranked in the second quartile, and that the estimated actual management fee rate and estimated total expense ratio ranked in the third and first quartiles, respectively, relative to the Fund’s Expense Peers.
The Board noted that U.S. Impact Fund’s contractual management fee rate ranked in the third quartile, and that the estimated actual management fee rate and estimated total expense ratio ranked in the third and first quartiles, respectively, relative to the Fund’s Expense Peers.
The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of a Fund were to decrease, the Fund could lose the benefit of one or more breakpoints.
Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.
As the Funds had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Funds. BlackRock, however, will provide the Board with such information at future meetings.
D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the
Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board.
E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out”
benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services.
The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Disclosure of Investment Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement
Conclusion
The Board Members present at the Organizational Meeting, including the Independent Board Members, unanimously approved the Agreement between the Manager and the Trust, with respect to each Fund, for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The
Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Additional Information
2020
BlackRock Semi-Annual Report to Shareholders

General Information
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The
Funds’ Forms N-PORT are available on the SEC’s website at sec.gov .
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge
(1) by calling (800) 441- 7762 ; (2) at blackrock.com ; and (3) on the SEC’s website at sec.gov .
Availability of Proxy Voting Record
Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com ; or by calling (800) 441- 7762 and (2) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
(a)
BlackRock Asset Management North Asia Limited
Hong Kong
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Tactical Opportunities Fund.

Glossary of Terms Used in this Report
2020
BlackRock Semi-Annual Report to Shareholders

Currency
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDI Crest Depository Interests
CDO Collateralized Debt Obligation
CNREPOFI Day China Fixing Repo Rates
CVA Certification Van Aandelon (Dutch Certificate)
CVR Contingent Value Rights
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SDR Swedish Depositary Receipts
SOFR Secured Overnight Financing Rate
SOR Singapore Interbank Offered Rate
STIBOR Stockholm Interbank Offered Rate
THBFIX Thai Baht Interest Rate Fixing
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
ESGIMPTO-10/20-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 – Audit Committee of Listed Registrant – Not Applicable
Item 6 –           Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –           Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –           Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached
              section302
(a)(3) Not Applicable
(a)(4) Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds
SM

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: December 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: December 31, 2020

By:     /s/ Neal J. Andrews
          Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds
SM

Date: December 31, 2020